UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5669

______________________________________________

FIFTH THIRD Funds

______________________________________________________________________________

(Exact name of registrant as specified in charter)

38 Fountain Square Plaza

Cincinnati, Ohio 45263

______________________________________________________________________________

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service) E. Keith Wirtz President Fifth Third Funds 38 Fountain Square Plaza Cincinnati, Ohio 45263	Copy to: David A. Sturms Vedder Price P.C. 222 North LaSalle Street Chicago, IL 60601-1003

Registrant’s telephone number, including area code: 614-470-8000

Date of fiscal year end: July 31

Date of reporting period: April 30, 2012

Item 1.	Schedule of Investments.

Small Cap Growth

Schedule of Investments

April 30, 2012 (Unaudited)

	Shares	Value
Common Stocks (93.5%)
Aerospace & Defense (2.1%)
Hexcel Corp. *	25,900	$709,142

Auto Components (1.8%)
Tenneco, Inc. *	19,500	601,185

Capital Markets (1.3%)
Evercore Partners, Inc., Class A	16,400	433,452

Chemicals (1.9%)
GSE Holding, Inc. *	50,800	642,620

Commercial Services & Supplies (1.6%)
Portfolio Recovery Associates, Inc. *	8,000	550,560

Communications Equipment (1.9%)
Netgear, Inc. *	16,600	639,100

Construction & Engineering (1.2%)
MYR Group, Inc. *	24,800	414,656

Construction Materials (1.5%)
Caesar Stone Sdot Yam, Ltd. *	39,430	488,143

Consumer Finance (1.5%)
Cash America International, Inc.	10,800	504,900

Diversified Consumer Services * (2.0%)
ChinaCast Education Corp. (b) (c)	61,800	—
Grand Canyon Education, Inc.	37,800	657,342
		657,342
Diversified Telecommunication Services (1.9%)
Cogent Communications Group, Inc. *	34,700	649,931

Electrical Equipment * (3.5%)
Polypore International, Inc.	17,500	653,625
Thermon Group Holdings, Inc.	23,500	522,170
		1,175,795
Electronic Equipment, Instruments & Components (0.8%)
Maxwell Technologies, Inc. *	29,500	280,545

Energy Equipment & Services * (3.8%)
Forum Energy Technologies, Inc.	26,198	605,698
Global Geophysical Services, Inc.	67,750	648,367
		1,254,065
Health Care Equipment & Supplies * (8.6%)
ABIOMED, Inc.	32,500	790,725
Endologix, Inc.	54,501	816,410
NxStage Medical, Inc.	37,300	634,100
OraSure Technologies, Inc.	54,500	625,115
		2,866,350
Health Care Technology (1.9%)
Greenway Medical Technologies *	41,300	636,020

Continued

1

Small Cap Growth

Schedule of Investments, continued

April 30, 2012 (Unaudited)

Hotels, Restaurants & Leisure (2.0%)
Bravo Brio Restaurant Group, Inc. *	33,300	672,660

Household Durables (2.3%)
Zagg, Inc. *	58,622	763,845

Internet Software & Services * (7.6%)
Bankrate, Inc.	30,200	707,284
Envestnet, Inc.	44,200	552,942
SciQuest, Inc.	43,500	645,975
SPS Commerce, Inc.	22,900	637,078
		2,543,279
IT Services * (4.3%)
Cardtronics, Inc.	26,400	695,904
ServiceSource International, Inc.	43,800	726,204
		1,422,108
Leisure Equipment & Products (1.9%)
Black Diamond, Inc. *	63,800	633,534

Machinery (4.4%)
Chart Industries, Inc. *	9,700	741,371
Valmont Industries, Inc.	5,800	718,794
		1,460,165
Media (0.9%)
MDC Partners, Inc., Class A	30,539	315,163

Metals & Mining (2.1%)
Carpenter Technology Corp.	12,900	718,014

Oil, Gas & Consumable Fuels (1.6%)
Northern Oil and Gas, Inc. *	27,000	524,610

Pharmaceuticals * (3.8%)
Akorn, Inc.	54,500	661,085
Salix Pharmaceuticals, Ltd.	12,600	622,440
		1,283,525
Road & Rail (1.8%)
Swift Transportation Co. *	56,500	592,685

Semiconductors & Semiconductor Equipment * (5.9%)
Cirrus Logic, Inc.	28,900	791,282
M/A-COM Technology Solutions Holdings, Inc.	30,000	594,900
Mellanox Technologies, Ltd.	9,900	580,041
		1,966,223
Software * (3.7%)
Tangoe, Inc.	33,250	680,960
Ultimate Software Group, Inc.	7,400	570,984
		1,251,944
Specialty Retail * (6.1%)
Body Central Corp.	25,400	771,398
Express, Inc.	27,300	644,826
Select Comfort Corp.	21,600	623,808
		2,040,032

Continued

2

Small Cap Growth

Schedule of Investments, continued

April 30, 2012 (Unaudited)

Trading Companies & Distributors (7.8%)
DXP Enterprises, Inc. *	15,800	685,246
H&E Equipment Services, Inc. *	33,400	644,620
Kaman Corp.	16,700	574,146
Rush Enterprises, Inc., Class A *	38,500	696,080
		2,600,092
Total Common Stocks		31,291,685

Investments in Affiliates (7.1%)
Fifth Third Institutional Money Market Fund (a)	2,366,063	2,366,063

Total Investments in Affiliates		2,366,063

Total Investments (Cost $27,202,035) - 100.6%		33,657,748

Liabilities in excess of other assets - (0.6)%		(186,481)

NET ASSETS - 100.0%		$33,471,267

Notes to Schedule of Investments
*	Non-income producing security.
(a)	Investment is in Institutional Shares of underlying fund.
(b)	The Fund's security was fair valued at April 30, 2012 using procedures approved by the Board of Trustees.
(c)	Illiquid Securities.

See notes to schedules of investments.

3

Mid Cap Growth

Schedule of Investments

April 30, 2012 (Unaudited)

	Shares	Value
Common Stocks (96.2%)
Aerospace & Defense (2.1%)
TransDigm Group, Inc. *	13,000	$1,639,560

Applications Software (0.0%)
Infoblox, Inc. *	715	14,586

Auto Components (1.4%)
BorgWarner, Inc. *	14,000	1,106,560

Beverages-Non-alcoholic(2.0%)
Monster Beverage Corp. *	24,000	1,559,040

Biotechnology * (6.2%)
Alexion Pharmaceuticals, Inc.	19,000	1,716,080
Ariad Pharmaceuticals, Inc.	51,000	831,300
Medivation, Inc.	14,000	1,132,320
Regeneron Pharmaceuticals, Inc.	9,000	1,217,340
		4,897,040
Capital Markets (1.4%)
Affiliated Managers Group, Inc. *	9,500	1,079,390

Chemicals (7.1%)
Airgas, Inc.	11,000	1,008,040
Ecolab, Inc.	20,000	1,273,800
FMC Corp.	13,000	1,435,850
Valspar Corp.	21,000	1,074,150
Westlake Chemical Corp.	13,000	831,350
		5,623,190
Commercial Banks (1.2%)
Texas Capital Bancshares, Inc. *	25,000	942,750

Communications Equipment (2.3%)
F5 Networks, Inc. *	6,500	870,545
Motorola Solutions, Inc.	18,000	918,540
		1,789,085
Computers & Peripherals (0.9%)
NetApp, Inc. *	18,000	698,940

Consumer Products-Miscellaneous (0.0%)
Tumi Holdings, Inc. *	715	18,211

Electrical Equipment (4.7%)
AMETEK, Inc.	25,000	1,258,250
Rockwell Automation, Inc.	15,000	1,160,100
Roper Industries, Inc.	12,500	1,273,750
		3,692,100
Electronic Equipment, Instruments & Components (1.7%)
Trimble Navigation, Ltd. *	24,000	1,299,360

Energy Equipment & Services (2.5%)
FMC Technologies, Inc. *	19,000	893,000
Oceaneering International, Inc.	21,000	1,084,230
		1,977,230

Continued

1

Mid Cap Growth

Schedule of Investments, continued

April 30, 2012 (Unaudited)

Food Products (1.3%)
Mead Johnson Nutrition Co.	12,000	1,026,720

Health Care Equipment & Supplies (3.2%)
Cooper Cos., Inc. (The)	11,000	969,870
Endologix, Inc. *	24,240	363,115
Intuitive Surgical, Inc. *	2,000	1,156,400
		2,489,385
Health Care Technology (1.5%)
SXC Health Solutions Corp. *	13,000	1,177,540

Hotels, Restaurants & Leisure (2.6%)
Chipotle Mexican Grill, Inc. *	2,750	1,138,913
Starwood Hotels & Resorts Worldwide, Inc.	15,000	888,000
		2,026,913
Household Durables (2.5%)
Garmin, Ltd.	21,000	989,730
Lennar Corp., Class A	34,000	943,160
		1,932,890
Industrial Conglomerates (1.0%)
Carlisle Cos., Inc.	14,000	770,840

Internet & Catalog Retail (1.1%)
TripAdvisor, Inc. *	23,000	862,730

Internet Software & Services * (2.8%)
ExactTarget, Inc.	709	19,150
LinkedIn Corp.	9,000	976,050
Rackspace Hosting, Inc.	21,000	1,219,890
		2,215,090
IT Services (1.9%)
Teradata Corp. *	22,000	1,535,160

Leisure Equipment & Products (1.3%)
Polaris Industries, Inc.	13,000	1,032,720

Life Sciences Tools & Services (1.0%)
Mettler-Toledo International, Inc. *	4,500	806,940

Machinery (3.4%)
Colfax Corp. *	27,000	915,030
Manitowoc Co., Inc. (The)	51,000	706,350
Wabtec Corp.	14,000	1,088,920
		2,710,300
Multiline Retail (3.2%)
Dollar Tree, Inc. *	12,000	1,219,920
Macy's, Inc.	32,000	1,312,640
		2,532,560
Oil, Gas & Consumable Fuels (5.3%)
Cobalt International Energy, Inc. *	27,000	722,520
Concho Resources, Inc. *	11,000	1,178,980
Continental Resources, Inc. *	11,000	981,750

Continued

2

Mid Cap Growth

Schedule of Investments, continued

April 30, 2012 (Unaudited)

Pioneer Natural Resources Co.	11,000	1,274,020
		4,157,270
Road & Rail (2.0%)
Kansas City Southern	20,500	1,578,910

Semiconductors & Semiconductor Equipment (6.6%)
FEI Co. *	16,000	802,720
KLA-Tencor Corp.	23,000	1,199,450
Mellanox Technologies, Ltd. *	19,000	1,113,210
Skyworks Solutions, Inc. *	38,000	1,031,320
Xilinx, Inc.	30,000	1,091,400
		5,238,100
Software * (4.8%)
CommVault Systems, Inc.	20,000	1,041,400
Fortinet, Inc.	28,000	731,360
Sourcefire, Inc.	19,000	968,810
TIBCO Software, Inc.	31,000	1,019,900
		3,761,470
Specialty Retail (10.7%)
GNC Holdings, Inc., Class A	27,000	1,054,620
O'Reilly Automotive, Inc. *	13,000	1,370,980
Pier 1 Imports, Inc.	46,001	790,280
Ross Stores, Inc.	24,000	1,478,160
Sally Beauty Holdings, Inc. *	44,000	1,170,400
Tractor Supply Co.	15,500	1,525,355
Ulta Salon Cosmetics & Fragrance, Inc.	12,000	1,058,160
		8,447,955
Textiles, Apparel & Luxury Goods (2.2%)
Michael Kors Holdings, Ltd. *	18,000	822,060
Polo Ralph Lauren Corp.	5,500	947,485
		1,769,545
Trading Companies & Distributors (4.3%)
Fastenal Co.	25,000	1,170,500
United Rentals, Inc. *	26,000	1,213,680
WESCO International, Inc. *	15,000	995,850
		3,380,030
Total Common Stocks		75,790,110

Investments in Affiliates (3.1%)
Fifth Third Institutional Money Market Fund (a)	2,437,533	2,437,533

Total Investments in Affiliates		2,437,533

Total Investments (Cost $59,919,405) - 99.3%		78,227,643

Other assets in excess of liabilities - 0.7%		573,183

NET ASSETS - 100.0%		$78,800,826

Notes to Schedule of Investments
*	Non-income producing security.
(a)	Investment is in Institutional Shares of underlying fund.

See notes to schedules of investments.

3

Quality Growth

Schedule of Investments

April 30, 2012 (Unaudited)

	Shares	Value
Common Stocks (98.4%)
Aerospace & Defense (2.8%)
Precision Castparts Corp.	25,000	$4,409,250
United Technologies Corp.	55,000	4,490,200
		8,899,450
Auto Components (2.5%)
BorgWarner, Inc. *	56,000	4,426,240
Johnson Controls, Inc.	108,000	3,452,760
		7,879,000
Beverages (2.5%)
Coca-Cola Co. (The)	102,000	7,784,640

Biotechnology * (3.0%)
Alexion Pharmaceuticals, Inc.	57,000	5,148,240
Biogen Idec, Inc.	31,000	4,154,310
		9,302,550
Chemicals (5.6%)
Airgas, Inc.	59,000	5,406,760
FMC Corp.	57,000	6,295,650
Valspar Corp.	116,000	5,933,400
		17,635,810
Commercial Banks (1.3%)
Wells Fargo & Co.	121,000	4,045,030

Commercial Services & Supplies (1.0%)
Stericycle, Inc. *	37,000	3,204,200

Communications Equipment (2.1%)
Qualcomm, Inc.	102,000	6,511,680

Computers & Peripherals * (7.9%)
Apple, Inc.	31,700	18,520,408
EMC Corp.	219,000	6,177,990
		24,698,398
Construction & Engineering (1.0%)
Fluor Corp.	56,000	3,234,000

Consumer Finance (1.8%)
American Express Co.	92,000	5,539,320

Diversified Financial Services (1.3%)
JP Morgan Chase & Co.	98,000	4,212,040

Electrical Equipment (1.8%)
AMETEK, Inc.	113,000	5,687,290

Energy Equipment & Services (3.5%)
National Oilwell Varco, Inc.	65,000	4,924,400
Schlumberger, Ltd.	84,000	6,227,760
		11,152,160
Food & Staples Retailing (1.7%)
Costco Wholesale Corp.	60,000	5,290,200

Continued

1

Quality Growth

Schedule of Investments, continued

April 30, 2012 (Unaudited)

Food Products (1.8%)
Mead Johnson Nutrition Co.	25,000	2,139,000
Ralcorp Holdings, Inc. *	47,000	3,422,070
		5,561,070
Health Care Equipment & Supplies (2.8%)
Cooper Cos., Inc. (The)	54,000	4,761,180
Intuitive Surgical, Inc. *	6,900	3,989,580
		8,750,760
Health Care Providers & Services (1.8%)
UnitedHealth Group, Inc.	103,000	5,783,450

Hotels, Restaurants & Leisure (3.2%)
McDonald's Corp.	68,000	6,626,600
Starwood Hotels & Resorts Worldwide, Inc.	57,000	3,374,400
		10,001,000
Household Products (1.1%)
Procter & Gamble Co. (The)	57,000	3,627,480

Internet & Catalog Retail (1.2%)
priceline.com, Inc. *	5,100	3,880,182

IT Services (10.6%)
Cognizant Technology Solutions Corp., Class A *	43,000	3,152,760
Fiserv, Inc. *	90,000	6,326,100
International Business Machines Corp.	62,000	12,838,960
Mastercard, Inc., Class A	12,700	5,743,829
Teradata Corp. *	76,000	5,303,280
		33,364,929
Life Sciences Tools & Services (3.2%)
Agilent Technologies, Inc.	112,000	4,724,160
Mettler-Toledo International, Inc. *	30,000	5,379,600
		10,103,760
Machinery (4.5%)
Caterpillar, Inc.	30,000	3,083,100
Cummins, Inc.	33,000	3,822,390
Danaher Corp.	100,000	5,422,000
Deere & Co.	23,000	1,894,280
		14,221,770
Metals & Mining (1.0%)
Freeport-McMoRan Copper & Gold, Inc.	79,000	3,025,700

Multi-Utilities(1.6%)
Wisconsin Energy Corp.	135,000	4,973,400

Oil, Gas & Consumable Fuels (7.2%)
Anadarko Petroleum Corp.	50,000	3,660,500
EOG Resources, Inc.	31,000	3,404,110
Exxon Mobil Corp.	117,000	10,101,780
Occidental Petroleum Corp.	60,000	5,473,200
		22,639,590
Personal Products (1.5%)
Estee Lauder Cos., Inc. (The), Class A	73,000	4,770,550

Continued

2

Quality Growth

Schedule of Investments, continued

April 30, 2012 (Unaudited)

Pharmaceuticals (1.0%)
Perrigo Co.	29,000	3,042,100

Road & Rail (1.0%)
Union Pacific Corp.	28,000	3,148,320

Semiconductors & Semiconductor Equipment (3.3%)
Altera Corp.	41,000	1,458,370
Intel Corp.	182,000	5,168,800
Maxim Integrated Products, Inc.	131,000	3,874,980
		10,502,150
Software (3.6%)
Microsoft Corp.	170,000	5,443,400
Oracle Corp.	110,000	3,232,900
TIBCO Software, Inc. *	77,000	2,533,300
		11,209,600
Specialty Retail (3.8%)
Home Depot, Inc.	104,000	5,386,160
Sally Beauty Holdings, Inc. *	188,000	5,000,800
Williams-Sonoma, Inc.	42,000	1,624,980
		12,011,940
Textiles, Apparel & Luxury Goods (1.7%)
PVH Corp.	59,000	5,239,200

Trading Companies & Distributors (2.7%)
Fastenal Co.	87,000	4,073,340
WESCO International, Inc. *	69,000	4,580,910
		8,654,250
Total Common Stocks		309,586,969

	Principal Amount
Mortgage-Backed Securities (0.1%)
U.S. Government Agencies (0.1%)
Freddie Mac, 5.50%, 3/15/35	$222,635	239,321

Total Mortgage-Backed Securities		239,321

	Shares
Investments in Affiliates (2.1%)
Fifth Third Institutional Money Market Fund (a)	6,518,697	6,518,697

Total Investments in Affiliates		6,518,697

Total Investments (Cost $232,009,537) - 100.6%		316,344,987

Liabilities in excess of other assets - (0.6)%		(1,906,228)

NET ASSETS - 100.0%		$314,438,759

Notes to Schedule of Investments
*	Non-income producing security.
(a)	Investment is in Institutional Shares of underlying fund.

See notes to schedules of investments.

3

Dividend Growth

Schedule of Investments

April 30, 2012 (Unaudited)

	Shares	Value
Common Stocks (99.5%)
Aerospace & Defense (0.5%)
United Technologies Corp.	291	$23,757

Beverages (4.0%)
Coca-Cola Co. (The)	1,783	136,079
Diageo PLC, ADR	517	52,279
		188,358
Capital Markets (1.0%)
Ameriprise Financial, Inc.	926	50,198

Chemicals (3.1%)
Air Products & Chemicals, Inc.	497	42,488
Praxair, Inc.	914	105,750
		148,238
Commercial Banks (7.2%)
PNC Financial Services Group, Inc.	1,301	86,282
U.S. Bancorp	3,359	108,059
Wells Fargo & Co.	4,444	148,563
		342,904
Communications Equipment (3.2%)
Qualcomm, Inc.	2,374	151,556

Computers & Peripherals * (6.2%)
Apple, Inc.	349	203,900
EMC Corp.	3,213	90,638
		294,538
Diversified Financial Services (2.5%)
JP Morgan Chase & Co.	2,808	120,688

Diversified Telecommunication Services (2.1%)
Verizon Communications, Inc.	2,433	98,244

Electric Utilities (1.0%)
NextEra Energy, Inc.	707	45,495

Electrical Equipment (3.0%)
Rockwell Automation, Inc.	837	64,734
Roper Industries, Inc.	746	76,017
		140,751
Energy Equipment & Services (2.3%)
National Oilwell Varco, Inc.	807	61,138
Schlumberger, Ltd.	624	46,264
		107,402
Food & Staples Retailing (4.0%)
Costco Wholesale Corp.	482	42,498
CVS Caremark Corp.	3,276	146,175
		188,673
Food Products (2.2%)
HJ Heinz Co.	609	32,466

Continued

1

Dividend Growth

Schedule of Investments, continued

April 30, 2012 (Unaudited)

Mead Johnson Nutrition Co.	825	70,587
		103,053
Gas Utilities (1.1%)
Oneok, Inc.	587	50,417

Health Care Equipment & Supplies (2.1%)
Baxter International, Inc.	877	48,595
Stryker Corp.	946	51,623
		100,218
Health Care Providers & Services (2.8%)
UnitedHealth Group, Inc.	2,329	130,773

Hotels, Restaurants & Leisure (4.4%)
McDonald's Corp.	1,119	109,046
Starbucks Corp.	1,744	100,071
		209,117
Household Products (2.1%)
Procter & Gamble Co. (The)	1,578	100,424

Industrial Conglomerates (2.6%)
General Electric Co.	6,289	123,139

IT Services (6.0%)
Accenture PLC, Class A	847	55,013
Automatic Data Processing, Inc.	1,922	106,902
International Business Machines Corp.	595	123,212
		285,127
Machinery (3.9%)
Cummins, Inc.	566	65,560
Eaton Corp.	1,668	80,364
Parker Hannifin Corp.	427	37,444
		183,368
Media (1.0%)
Walt Disney Co. (The)	1,162	50,094

Multi-Utilities (2.3%)
Wisconsin Energy Corp.	2,958	108,973

Multiline Retail (2.8%)
Macy's, Inc.	3,188	130,772

Oil, Gas & Consumable Fuels (8.5%)
Chevron Corp.	862	91,855
Enbridge, Inc.	1,856	77,748
Exxon Mobil Corp.	1,541	133,050
Occidental Petroleum Corp.	1,092	99,612
		402,265
Pharmaceuticals (4.9%)
Bristol-Myers Squibb Co.	3,412	113,858
Pfizer, Inc.	5,202	119,282
		233,140

Continued

2

Dividend Growth

Schedule of Investments, continued

April 30, 2012 (Unaudited)

Road & Rail (1.1%)
Union Pacific Corp.	461	51,835

Semiconductors & Semiconductor Equipment (2.1%)
Intel Corp.	3,524	100,082

Software (1.8%)
Microsoft Corp.	2,688	86,070

Specialty Retail (3.8%)
Home Depot, Inc.	2,081	107,775
TJX Cos., Inc.	1,756	73,243
		181,018
Textiles, Apparel & Luxury Goods (2.8%)
Nike, Inc., Class B	708	79,204
VF Corp.	342	52,001
		131,205
Trading Companies & Distributors (1.1%)
WW Grainger, Inc.	248	51,539

Total Common Stocks		4,713,431

Investments in Affiliates (0.2%)
Fifth Third Institutional Money Market Fund (a)	9,407	9,407

Total Investments in Affiliates		9,407

Total Investments (Cost $3,418,748) - 99.7%		4,722,838

Other assets in excess of liabilities - 0.3%		16,407

NET ASSETS - 100.0%		$4,739,245

Notes to Schedule of Investments
* Non-income producing security.
(a) Investment is in Institutional Shares of underlying fund.

The following abbreviations are used in the Schedule of Investments:
ADR - American Depositary Receipt

See notes to schedules of investments.

3

Micro Cap Value

Schedule of Investments

April 30, 2012 (Unaudited)

	Shares	Value
Common Stocks (91.6%)
Aerospace & Defense (1.2%)
Ducommun, Inc. *	46,000	$542,800

Auto Components (0.8%)
Motorcar Parts of America, Inc. *	47,822	361,534

Capital Markets (4.7%)
Gladstone Capital Corp.	42,263	338,527
JMP Group, Inc.	44,500	329,745
MVC Capital, Inc.	32,862	433,778
NGP Capital Resources Co.	55,542	338,251
Safeguard Scientifics, Inc. *	27,200	444,992
SWS Group, Inc.	47,621	268,582
		2,153,875
Commercial Banks (8.8%)
Center Bancorp, Inc.	38,113	402,854
Hanmi Financial Corp. *	39,600	413,028
Independent Bank Corp.	17,527	491,983
MainSource Financial Group, Inc.	47,258	552,446
Northrim BanCorp, Inc.	13,936	305,756
Renasant Corp.	34,482	551,712
Simmons First National Corp., Class A	12,018	292,518
Sterling Bancorp	57,599	547,766
Washington Trust Bancorp, Inc.	19,383	458,796
		4,016,859
Commercial Services & Supplies (3.5%)
Ceco Environmental Corp.	65,100	533,820
Consolidated Graphics, Inc. *	13,100	523,869
Schawk, Inc.	40,909	551,044
		1,608,733
Communications Equipment * (1.5%)
EXFO, Inc.	38,000	270,940
Westell Technologies, Inc., Class A	180,000	410,400
		681,340
Construction & Engineering * (2.1%)
Orion Marine Group, Inc.	54,200	375,064
Pike Electric Corp.	73,096	600,849
		975,913
Distributors (0.5%)
VOXX International Corp. *	19,510	247,582

Diversified Consumer Services (0.8%)
Carriage Services, Inc.	48,460	363,450

Diversified Telecommunication Services * (2.0%)
Neutral Tandem, Inc.	40,200	467,124
Premiere Global Services, Inc.	48,654	435,453
		902,577
Electric Utilities (0.9%)
Central Vermont Public Service Corp.	11,600	408,900

Continued

1

Micro Cap Value

Schedule of Investments, continued

April 30, 2012 (Unaudited)

Electrical Equipment (1.1%)
PowerSecure International, Inc. *	98,800	512,772

Electronic Equipment, Instruments & Components (0.9%)
CTS Corp.	38,733	415,605

Energy Equipment & Services * (1.4%)
Mitcham Industries, Inc.	11,977	284,574
North American Energy Partners, Inc.	97,206	381,047
		665,621
Food & Staples Retailing (3.1%)
Nash Finch Co.	17,734	445,123
Spartan Stores, Inc.	30,300	552,369
Susser Holdings Corp. *	16,121	430,270
		1,427,762
Food Products * (2.8%)
Inventure Foods, Inc.	124,318	656,399
Overhill Farms, Inc.	134,140	608,996
		1,265,395
Gas Utilities (1.2%)
Chesapeake Utilities Corp.	13,601	571,514

Health Care Equipment & Supplies (3.7%)
Greatbatch, Inc. *	9,056	210,914
Kensey Nash Corp.	16,990	483,026
Medical Action Industries, Inc. *	84,229	464,944
Symmetry Medical, Inc. *	73,900	525,429
		1,684,313
Health Care Providers & Services (3.2%)
BioScrip, Inc. *	112,900	836,589
Cross Country Healthcare, Inc. *	81,897	377,545
US Physical Therapy, Inc.	10,400	253,552
		1,467,686
Health Care Technology (1.1%)
Omnicell, Inc. *	34,555	493,100

Hotels, Restaurants & Leisure (1.8%)
Benihana, Inc.	23,940	330,133
Frisch's Restaurants, Inc.	18,191	483,153
		813,286
Household Durables (1.0%)
Hooker Furniture Corp.	37,900	448,736

Insurance (5.9%)
American Equity Investment Life Holding Co.	44,839	549,726
AMERISAFE, Inc. *	14,680	392,249
EMC Insurance Group, Inc.	21,400	423,078
Homeowners Choice, Inc.	27,666	387,601
Meadowbrook Insurance Group, Inc.	47,283	417,509
SeaBright Holdings, Inc.	56,708	509,805
		2,679,968

Continued

2

Micro Cap Value

Schedule of Investments, continued

April 30, 2012 (Unaudited)

Internet Software & Services (1.0%)
Perficient, Inc. *	37,360	448,694

IT Services * (1.8%)
Ciber, Inc.	68,772	286,092
Global Cash Access Holdings, Inc.	65,500	553,475
		839,567
Machinery (1.0%)
Greenbrier Cos., Inc. *	26,018	448,811

Metals & Mining * (1.6%)
Great Panther Silver, Ltd.	196,100	427,498
Horsehead Holding Corp.	25,900	290,857
		718,355
Multiline Retail (1.0%)
Fred's, Inc., Class A	30,694	439,538

Oil, Gas & Consumable Fuels * (1.7%)
Endeavour International Corp.	38,300	477,984
Petroquest Energy, Inc.	52,500	317,100
		795,084
Paper & Forest Products (1.3%)
PH Glatfelter Co.	37,892	590,357

Professional Services (3.9%)
Barrett Business Services, Inc.	24,205	479,259
CBIZ, Inc. *	69,551	422,175
Dolan Co. (The) *	50,753	406,531
Navigant Consulting, Inc. *	35,300	491,376
		1,799,341
Real Estate Investment Trusts (4.4%)
CapLease, Inc.	109,100	452,765
Gladstone Commercial Corp.	25,300	429,847
Monmouth Real Estate Investment Corp., Class A	60,806	623,870
UMH Properties, Inc.	43,600	514,044
		2,020,526
Road & Rail (5.7%)
Celadon Group, Inc.	37,920	592,690
Marten Transport, Ltd.	20,520	432,356
Saia, Inc. *	22,693	426,175
USA Truck, Inc. *	60,027	412,986
Vitran Corp., Inc. *	85,050	730,579
		2,594,786
Semiconductors & Semiconductor Equipment * (2.2%)
IXYS Corp.	24,349	303,389
Pericom Semiconductor Corp.	26,612	209,170
Photronics, Inc.	47,705	295,294
Rudolph Technologies, Inc.	19,444	209,995
		1,017,848
Specialty Retail (4.0%)
Cache, Inc. *	61,233	382,094
Casual Male Retail Group, Inc. *	76,910	241,497

Continued

3

Micro Cap Value

Schedule of Investments, continued

April 30, 2012 (Unaudited)

OfficeMax, Inc. *	97,101	451,515
Stage Stores, Inc.	30,900	471,843
Stein Mart, Inc. *	45,943	294,954
		1,841,903
Thrifts & Mortgage Finance (6.6%)
Berkshire Hills Bancorp, Inc.	25,595	580,751
BofI Holding, Inc. *	36,850	654,824
Dime Community Bancshares, Inc.	45,100	625,086
ViewPoint Financial Group	42,791	680,805
WSFS Financial Corp.	11,662	465,430
		3,006,896
Trading Companies & Distributors (1.0%)
Aceto Corp.	52,998	476,982

Wireless Telecommunication Services (0.4%)
USA Mobility, Inc.	16,005	206,785

Total Common Stocks		41,954,794

Investments in Affiliates (7.6%)
Fifth Third Institutional Money Market Fund (a)	3,465,961	3,465,961

Total Investments in Affiliates		3,465,961

Total Investments (Cost $38,980,427) - 99.2%		45,420,755

Other assets in excess of liabilities - 0.8%		355,571

NET ASSETS - 100.0%		$45,776,326

Notes to Schedule of Investments
*	Non-income producing security.
(a)	Investment is in Institutional Shares of underlying fund.

See notes to schedules of investments.

4

Small Cap Value

Schedule of Investments

April 30, 2012 (Unaudited)

	Shares	Value
Common Stocks (95.4%)
Aerospace & Defense (2.0%)
Spirit Aerosystems Holdings, Inc., Class A *	49,800	$1,245,000

Capital Markets (0.5%)
SWS Group, Inc.	58,549	330,216

Commercial Banks (9.6%)
FNB Corp.	79,801	905,741
Glacier Bancorp, Inc.	42,587	634,546
Independent Bank Corp.	29,600	830,872
Old National Bancorp	94,058	1,205,824
Renasant Corp.	50,152	802,432
UMB Financial Corp.	19,038	914,776
United Bankshares, Inc.	24,359	643,808
		5,937,999
Commercial Services & Supplies (5.2%)
Consolidated Graphics, Inc. *	23,230	928,968
KAR Auction Services, Inc. *	70,200	1,291,680
Schawk, Inc.	74,800	1,007,556
		3,228,204
Communications Equipment (0.8%)
Comtech Telecommunications Corp.	16,617	513,798

Construction & Engineering (1.4%)
Pike Electric Corp. *	107,085	880,239

Consumer Finance (1.4%)
Cash America International, Inc.	18,377	859,125

Diversified Telecommunication Services * (2.3%)
Neutral Tandem, Inc.	53,846	625,691
Premiere Global Services, Inc.	93,100	833,245
		1,458,936
Electric Utilities (2.6%)
El Paso Electric Co.	23,200	710,848
Unitil Corp.	34,623	916,125
		1,626,973
Energy Equipment & Services * (3.1%)
Helix Energy Solutions Group, Inc.	27,171	554,560
North American Energy Partners, Inc.	159,317	624,523
Parker Drilling Co.	141,033	729,140
		1,908,223
Food & Staples Retailing (2.8%)
Nash Finch Co.	30,600	768,060
Spartan Stores, Inc.	54,000	984,420
		1,752,480
Food Products (1.5%)
Fresh Del Monte Produce, Inc.	40,028	927,449

Gas Utilities (1.6%)
Atmos Energy Corp.	30,200	983,916

Continued

1

Small Cap Value

Schedule of Investments, continued

April 30, 2012 (Unaudited)

Health Care Equipment & Supplies * (3.7%)
Greatbatch, Inc.	18,800	437,852
Sirona Dental Systems, Inc.	18,900	954,639
Symmetry Medical, Inc.	131,800	937,098
		2,329,589
Health Care Providers & Services (2.1%)
BioScrip, Inc. *	179,200	1,327,872

Health Care Technology * (2.3%)
MedAssets, Inc.	47,200	595,192
Omnicell, Inc.	57,900	826,233
		1,421,425
Insurance (8.0%)
American Equity Investment Life Holding Co.	85,900	1,053,134
Aspen Insurance Holdings, Ltd.	34,200	968,544
Endurance Specialty Holdings, Ltd.	24,601	988,468
Kemper Corp.	33,900	1,016,661
Protective Life Corp.	32,200	942,172
		4,968,979
Machinery (1.3%)
Greenbrier Cos., Inc. *	48,100	829,725

Media (1.2%)
Gannett Co., Inc.	52,600	726,932

Metals & Mining * (3.4%)
AuRico Gold, Inc.	121,929	1,116,870
Coeur d'Alene Mines Corp. (b)	45,251	975,159
		2,092,029
Multi-Utilities(3.3%)
Avista Corp.	37,300	986,212
Black Hills Corp.	32,728	1,080,351
		2,066,563
Multiline Retail (1.5%)
Fred's, Inc., Class A	67,091	960,743

Oil, Gas & Consumable Fuels (3.5%)
Endeavour International Corp. *	72,300	902,304
Petroquest Energy, Inc. *	72,700	439,108
W&T Offshore, Inc.	43,500	859,995
		2,201,407
Paper & Forest Products (1.4%)
PH Glatfelter Co.	55,313	861,777

Professional Services * (2.6%)
CBIZ, Inc.	114,700	696,229
Navigant Consulting, Inc.	64,966	904,327
		1,600,556
Real Estate Investment Trusts (10.1%)
Brandywine Realty Trust	64,647	766,713
CubeSmart	87,838	1,103,245
Entertainment Properties Trust	19,464	934,077
First Potomac Realty Trust	48,065	597,929
LaSalle Hotel Properties	33,689	990,794
Lexington Realty Trust	116,900	1,040,410

Continued

2

Small Cap Value

Schedule of Investments, continued

April 30, 2012 (Unaudited)

Monmouth Real Estate Investment Corp., Class A	80,300	823,878
		6,257,046
Road & Rail (2.9%)
Marten Transport, Ltd.	43,100	908,117
Werner Enterprises, Inc.	37,044	874,979
		1,783,096
Semiconductors & Semiconductor Equipment * (2.5%)
Entegris, Inc.	88,640	784,464
Photronics, Inc.	122,300	757,037
		1,541,501
Specialty Retail (6.0%)
Foot Locker, Inc.	23,800	728,042
OfficeMax, Inc. *	197,800	919,770
Rent-A-Center, Inc. (b)	31,254	1,069,199
Stage Stores, Inc.	66,800	1,020,036
		3,737,047
Thrifts & Mortgage Finance (4.8%)
Berkshire Hills Bancorp, Inc.	35,800	812,302
Dime Community Bancshares, Inc.	69,200	959,112
ViewPoint Financial Group	74,830	1,190,545
		2,961,959
Total Common Stocks		59,320,804

Investments in Affiliates (4.3%)
Fifth Third Institutional Money Market Fund (a)	2,657,243	2,657,243

Total Investments in Affiliates		2,657,243

Total Investments (Cost $56,346,468) - 99.7%		61,978,047

Other assets in excess of liabilities - 0.3%		201,381

NET ASSETS - 100.0%		$62,179,428

Notes to Schedule of Investments
*	Non-income producing security.
(a)	Investment is in Institutional Shares of underlying fund.
(b)	All or part of this security has been designated as collateral for options.

At April 30, 2012, Small Cap Value's investments were in the following countries:

Country
Bermuda	3.2%
Canada	2.8%
United States	94.0%

Total	100.0%

See notes to schedules of investments.

3

All Cap Value

Schedule of Investments

April 30, 2012 (Unaudited)

	Shares	Value
Common Stocks (96.7%)
Aerospace & Defense (3.9%)
AAR Corp.	44,474	$687,123
General Dynamics Corp.	28,004	1,890,270
Spirit Aerosystems Holdings, Inc., Class A *	41,121	1,028,025
		3,605,418
Biotechnology (3.8%)
Amgen, Inc.	31,186	2,217,636
Gilead Sciences, Inc. *	24,871	1,293,541
		3,511,177
Capital Markets (5.8%)
Ameriprise Financial, Inc.	32,851	1,780,853
Goldman Sachs Group, Inc. (The)	14,032	1,615,785
Invesco, Ltd.	61,910	1,537,844
UBS AG *	35,930	444,454
		5,378,936
Chemicals (1.4%)
Dow Chemical Co. (The)	38,538	1,305,668

Commercial Banks (7.0%)
BB&T Corp.	41,532	1,330,685
KeyCorp	201,907	1,623,332
Old National Bancorp	78,775	1,009,896
Regions Financial Corp.	130,813	881,680
UMB Financial Corp.	4,538	218,051
Wells Fargo & Co.	41,238	1,378,586
		6,442,230
Communications Equipment (3.3%)
Cisco Systems, Inc.	151,927	3,061,329

Computers & Peripherals (0.9%)
Dell, Inc. *	52,626	861,488

Diversified Financial Services (5.5%)
Citigroup, Inc.	66,335	2,191,708
JP Morgan Chase & Co.	49,216	2,115,304
NYSE Euronext	29,983	772,062
		5,079,074
Diversified Telecommunication Services (5.0%)
AT&T, Inc.	73,485	2,418,391
CenturyLink, Inc.	45,040	1,736,743
Neutral Tandem, Inc. *	40,595	471,714
		4,626,848
Electric Utilities (3.6%)
Edison International	19,486	857,579
Exelon Corp.	22,049	860,132
NextEra Energy, Inc.	14,398	926,511
Pepco Holdings, Inc.	37,386	707,343
		3,351,565
Electronic Equipment, Instruments & Components (0.7%)
Avnet, Inc. *	16,414	592,217

Continued

1

All Cap Value

Schedule of Investments, continued

April 30, 2012 (Unaudited)

Energy Equipment & Services (3.3%)
Ensco PLC, ADR	13,334	728,703
Helix Energy Solutions Group, Inc. *	12,198	248,961
Nabors Industries, Ltd. *	27,380	455,877
Noble Corp. *	29,180	1,110,591
North American Energy Partners, Inc. *	116,250	455,700
		2,999,832
Food & Staples Retailing (1.3%)
Kroger Co. (The)	39,635	922,307
Spartan Stores, Inc.	17,196	313,483
		1,235,790
Food Products (1.0%)
Kraft Foods, Inc., Class A	23,028	918,126

Health Care Equipment & Supplies (0.5%)
Symmetry Medical, Inc. *	58,367	414,989

Health Care Providers & Services (5.3%)
CIGNA Corp.	47,997	2,218,901
UnitedHealth Group, Inc.	48,106	2,701,152
		4,920,053
Industrial Conglomerates (3.6%)
General Electric Co.	169,995	3,328,502

Insurance (7.1%)
Aflac, Inc.	10,300	463,912
Allstate Corp. (The)	30,888	1,029,497
American Equity Investment Life Holding Co.	36,469	447,110
Aspen Insurance Holdings, Ltd.	7,774	220,160
Meadowbrook Insurance Group, Inc.	55,447	489,597
Principal Financial Group, Inc.	17,078	472,548
Progressive Corp. (The)	57,542	1,225,645
Prudential Financial, Inc.	23,145	1,401,198
Reinsurance Group of America, Inc.	4,977	289,363
Unum Group	19,810	470,289
		6,509,319
Insurance Brokers (0.7%)
Aon PLC	12,984	672,571

Leisure Equipment & Products (0.8%)
Mattel, Inc.	21,570	724,752

Machinery (0.7%)
Eaton Corp.	8,948	431,115
Greenbrier Cos., Inc. *	9,738	167,980
		599,095
Media (5.6%)
DISH Network Corp., Class A	22,164	708,583
Gannett Co., Inc.	83,593	1,155,255
Time Warner, Inc.	44,950	1,683,827
Viacom, Inc., Class B	35,510	1,647,309
		5,194,974
Metals & Mining (1.5%)
Alcoa, Inc.	65,015	632,596

Continued

2

All Cap Value

Schedule of Investments, continued

April 30, 2012 (Unaudited)

AuRico Gold, Inc. *	24,432	223,797
Coeur d'Alene Mines Corp. *	25,906	558,274
		1,414,667
Multi-Utilities(0.8%)
PG&E Corp.	15,687	693,052

Office Electronics (1.3%)
Xerox Corp.	150,931	1,174,243

Oil, Gas & Consumable Fuels (8.7%)
Apache Corp.	18,001	1,727,016
BP PLC, ADR	42,244	1,833,812
Chevron Corp.	19,609	2,089,535
Petroquest Energy, Inc. *	69,051	417,068
Royal Dutch Shell PLC, ADR	23,165	1,699,385
W&T Offshore, Inc.	10,964	216,758
		7,983,574
Pharmaceuticals (5.3%)
Merck & Co., Inc.	59,862	2,348,985
Sanofi, ADR	29,856	1,139,902
Teva Pharmaceutical Industries, Ltd., ADR	30,227	1,382,583
		4,871,470
Professional Services * (1.0%)
CBIZ, Inc.	83,218	505,133
Navigant Consulting, Inc.	32,421	451,301
		956,434
Road & Rail (0.4%)
Marten Transport, Ltd.	16,134	339,943

Semiconductors & Semiconductor Equipment (3.7%)
Intel Corp.	106,393	3,021,561
Photronics, Inc. *	66,909	414,167
		3,435,728
Software (1.2%)
Microsoft Corp.	35,687	1,142,698

Specialty Retail (0.9%)
Foot Locker, Inc.	18,569	568,026
OfficeMax, Inc. *	55,834	259,628
		827,654
Tobacco (1.1%)
Altria Group, Inc.	30,429	980,118

Total Common Stocks		89,153,534

Investments in Affiliates (2.0%)
Fifth Third Institutional Money Market Fund (a)	1,809,269	1,809,269

Total Investments in Affiliates		1,809,269

Continued

3

All Cap Value

Schedule of Investments, continued

April 30, 2012 (Unaudited)

Total Investments (Cost $79,141,915) - 98.7%	90,962,803

Other assets in excess of liabilities - 1.3%	1,187,019

NET ASSETS - 100.0%	$92,149,822

Notes to Schedule of Investments
* Non-income producing security.
(a) Investment is in Institutional Shares of underlying fund.

The following abbreviations are used in the Schedule of Investments:
ADR - American Depositary Receipt

At April 30, 2012, All Cap Value's investments were in the following countries:

Country
Bermuda	0.7%
Canada	0.7%
France	1.3%
Great Britain	3.6%
Israel	1.5%
Netherlands	1.9%
Switzerland	1.7%
United States	88.6%

Total	100.0%

See notes to schedules of investments.

4

Disciplined Large Cap Value

Schedule of Investments

April 30, 2012 (Unaudited)

	Shares	Value
Common Stocks (98.5%)
Aerospace & Defense (2.9%)
General Dynamics Corp.	77,893	$5,257,778

Biotechnology (3.7%)
Amgen, Inc.	63,489	4,514,703
Gilead Sciences, Inc. *	43,766	2,276,269
		6,790,972
Capital Markets (5.4%)
Ameriprise Financial, Inc.	33,240	1,801,940
Goldman Sachs Group, Inc. (The)	20,831	2,398,690
Invesco, Ltd.	147,698	3,668,818
UBS AG *	153,570	1,899,661
		9,769,109
Chemicals (1.7%)
Dow Chemical Co. (The)	90,303	3,059,466

Commercial Banks (6.4%)
BB&T Corp.	119,887	3,841,180
KeyCorp	555,555	4,466,662
Regions Financial Corp.	506,581	3,414,356
		11,722,198
Communications Equipment (4.0%)
Cisco Systems, Inc.	363,759	7,329,744

Computers & Peripherals (3.5%)
Dell, Inc. *	191,242	3,130,631
Seagate Technology PLC	107,809	3,316,205
		6,446,836
Consumer Finance (2.1%)
Discover Financial Services	110,912	3,759,917

Diversified Financial Services (3.8%)
Citigroup, Inc.	207,087	6,842,155

Diversified Telecommunication Services (4.7%)
AT&T, Inc.	165,204	5,436,864
CenturyLink, Inc.	80,885	3,118,925
		8,555,789
Electric Utilities (4.0%)
Exelon Corp.	80,995	3,159,615
NextEra Energy, Inc.	64,486	4,149,674
		7,309,289
Energy Equipment & Services (1.9%)
Ensco PLC, ADR	26,038	1,422,977
Noble Corp. *	51,522	1,960,927
		3,383,904
Food & Staples Retailing (1.0%)
Kroger Co. (The)	79,333	1,846,079

Health Care Providers & Services (5.7%)
CIGNA Corp.	90,746	4,195,187

Continued

1

Disciplined Large Cap Value

Schedule of Investments, continued

April 30, 2012 (Unaudited)

UnitedHealth Group, Inc.	109,139	6,128,155
		10,323,342
Industrial Conglomerates (3.8%)
General Electric Co.	352,790	6,907,628

Insurance (9.3%)
Aflac, Inc.	20,055	903,277
AON PLC	61,716	3,196,889
Principal Financial Group, Inc.	131,631	3,642,230
Progressive Corp. (The)	114,790	2,445,027
Prudential Financial, Inc.	63,489	3,843,624
Unum Group	124,097	2,946,063
		16,977,110
Leisure Equipment & Products (1.3%)
Mattel, Inc.	71,910	2,416,176

Machinery (2.0%)
Eaton Corp.	74,458	3,587,386

Media (5.4%)
DISH Network Corp., Class A	93,405	2,986,158
Time Warner, Inc.	98,170	3,677,448
Viacom, Inc., Class B	69,694	3,233,105
		9,896,711
Metals & Mining (0.6%)
Alcoa, Inc.	115,676	1,125,527

Office Electronics (1.1%)
Xerox Corp.	254,510	1,980,088

Oil, Gas & Consumable Fuels (11.3%)
Apache Corp.	41,329	3,965,104
BP PLC, ADR	153,681	6,671,292
Chevron Corp.	57,838	6,163,217
Royal Dutch Shell PLC, ADR	52,187	3,828,439
		20,628,052
Pharmaceuticals (7.2%)
Merck & Co., Inc.	181,270	7,113,035
Sanofi, ADR	84,873	3,240,451
Teva Pharmaceutical Industries, Ltd., ADR	60,276	2,757,024
		13,110,510
Semiconductors & Semiconductor Equipment (3.9%)
Intel Corp.	249,967	7,099,063

Tobacco (1.8%)
Altria Group, Inc.	98,834	3,183,443

Total Common Stocks		179,308,272

Investments in Affiliates (1.0%)
Fifth Third Institutional Money Market Fund (a)	1,818,360	1,818,360

Total Investments in Affiliates		1,818,360

Continued

2

Disciplined Large Cap Value

Schedule of Investments, continued

April 30, 2012 (Unaudited)

Total Investments (Cost $148,649,253) - 99.5%	181,126,632

Other assets in excess of liabilities - 0.5%	860,893

NET ASSETS - 100.0%	$181,987,525

Notes to Schedule of Investments
* Non-income producing security.
(a) Investment is in Institutional Shares of underlying fund.

The following abbreviations are used in the Schedule of Investments:
ADR - American Depositary Receipt

At April 30, 2012, Disciplined Large Cap Value's investments were in the following countries:
Country
France	1.8%
Great Britain	6.3%
Ireland	1.8%
Israel	1.5%
Netherlands	2.1%
Switzerland	2.1%
United States	84.4%

Total	100.0%

See notes to schedules of investments.

3

Structured Large Cap Plus

Schedule of Investments

April 30, 2012 (Unaudited)

	Shares	Value
Common Stocks (106.2%)
Aerospace & Defense (3.0%)
BE Aerospace, Inc. * (b)	5,155	$242,440
Boeing Co. (The) (b)	2,658	204,134
Honeywell International, Inc.	10,456	634,261
Raytheon Co. (b)	3,695	200,047
TransDigm Group, Inc. * (b)	2,574	324,633
United Technologies Corp. (b)	9,532	778,193
		2,383,708
Air Freight & Logistics (0.1%)
United Parcel Service, Inc., Class B	931	72,748

Airlines * (1.0%)
Alaska Air Group, Inc.	10,584	357,739
United Continental Holdings, Inc.	18,512	405,783
		763,522
Auto Components (0.2%)
Lear Corp.	4,368	181,272

Automobiles (0.8%)
Ford Motor Co.	51,644	582,544
General Motors Co. *	1,215	27,945
		610,489
Beverages (2.9%)
Coca-Cola Co. (The) (b)	11,895	907,826
Dr. Pepper Snapple Group, Inc. (b)	10,655	432,380
PepsiCo, Inc.	14,870	981,420
		2,321,626
Biotechnology (1.7%)
Amgen, Inc. (b)	6,525	463,993
Gilead Sciences, Inc. * (b)	11,008	572,526
United Therapeutics Corp. *	7,715	337,531
		1,374,050
Capital Markets (2.1%)
Ameriprise Financial, Inc. (b)	7,690	416,875
Bank of New York Mellon Corp. (The)	22,312	527,679
Franklin Resources, Inc.	764	95,890
Goldman Sachs Group, Inc. (The)	2,868	330,250
Legg Mason, Inc. (b)	4,208	109,702
Morgan Stanley	8,645	149,386
		1,629,782
Chemicals (b) (1.3%)
CF Industries Holdings, Inc.	2,386	460,641
Eastman Chemical Co.	1,182	63,793
PPG Industries, Inc.	4,772	502,205
		1,026,639
Commercial Banks (3.0%)
KeyCorp	49,602	398,800
PNC Financial Services Group, Inc. (b)	8,966	594,625

Continued

1

Structured Large Cap Plus

Schedule of Investments, continued

April 30, 2012 (Unaudited)

Wells Fargo & Co. (b)	41,590	1,390,354
		2,383,779
Commercial Services & Supplies (0.7%)
Cintas Corp.	5,843	228,870
RR Donnelley & Sons Co. (b)	28,487	356,373
		585,243
Communications Equipment (1.1%)
Cisco Systems, Inc. (b)	15,349	309,282
Harris Corp. (b)	6,147	279,934
Qualcomm, Inc.	4,159	265,511
		854,727
Computers & Peripherals (5.7%)
Apple, Inc. * (b)	6,058	3,539,326
Dell, Inc. * (b)	8,888	145,497
EMC Corp. *	1,987	56,053
Hewlett-Packard Co. (b)	11,503	284,814
SanDisk Corp. *	1,129	41,785
Western Digital Corp. * (b)	11,015	427,492
		4,494,967
Consumer Finance (b) (1.3%)
Capital One Financial Corp.	9,936	551,250
Discover Financial Services	14,608	495,211
		1,046,461
Distributors (0.2%)
Genuine Parts Co. (b)	2,044	132,410

Diversified Financial Services (3.4%)
Bank of America Corp.	62,467	506,607
Citigroup, Inc. (b)	15,927	526,228
JP Morgan Chase & Co. (b)	30,505	1,311,105
NASDAQ OMX Group, Inc. (The) * (b)	14,559	357,715
		2,701,655
Diversified Telecommunication Services (3.4%)
AboveNet, Inc. *	1,216	101,134
AT&T, Inc. (b)	46,402	1,527,090
Verizon Communications, Inc. (b)	25,889	1,045,398
		2,673,622
Electric Utilities (1.1%)
Edison International	1,491	65,619
Entergy Corp.	6,470	424,173
Exelon Corp.	1,205	47,007
Portland General Electric Co. (b)	14,375	371,307
		908,106
Electronic Equipment, Instruments & Components (0.9%)
Jabil Circuit, Inc. (b)	14,843	348,068
Tech Data Corp. *	6,839	367,870
		715,938
Energy Equipment & Services (1.7%)
Baker Hughes, Inc. (b)	8,457	373,038
Helmerich & Payne, Inc.	2,413	124,004

Continued

2

Structured Large Cap Plus

Schedule of Investments, continued

April 30, 2012 (Unaudited)

Nabors Industries, Ltd. *	19,932	331,868
National Oilwell Varco, Inc.	3,564	270,009
Schlumberger, Ltd.	3,523	261,195
		1,360,114
Food & Staples Retailing (1.3%)
CVS Caremark Corp. (b)	14,350	640,297
Wal-Mart Stores, Inc.	5,925	349,042
Whole Foods Market, Inc.	679	56,404
		1,045,743
Food Products (2.4%)
Archer-Daniels-Midland Co.	15,480	477,248
Bunge, Ltd.	657	42,377
Campbell Soup Co.	5,337	180,551
ConAgra Foods, Inc. (b)	16,375	422,802
General Mills, Inc.	12,867	500,398
Kellogg Co.	4,713	238,336
Kraft Foods, Inc., Class A	1,068	42,581
		1,904,293
Health Care Equipment & Supplies (1.9%)
Baxter International, Inc. (b)	9,436	522,849
Becton Dickinson and Co.	1,730	135,719
Covidien PLC	9,650	532,969
Hill-Rom Holdings, Inc.	10,316	334,754
		1,526,291
Health Care Providers & Services (3.4%)
Aetna, Inc.	1,941	85,482
AmerisourceBergen Corp.	11,138	414,445
Cardinal Health, Inc. (b)	10,892	460,405
Express Scripts Holding Co. *	409	22,818
Humana, Inc. (b)	5,171	417,196
McKesson Corp.	5,650	516,466
UnitedHealth Group, Inc.	12,726	714,565
WellPoint, Inc. (b)	772	52,357
		2,683,734
Hotels, Restaurants & Leisure (0.9%)
Marriott International, Inc., Class A	2,298	89,829
McDonald's Corp. (b)	2,147	209,225
Wyndham Worldwide Corp.	8,939	449,989
		749,043
Household Durables (0.4%)
Harman International Industries, Inc.	495	24,542
Whirlpool Corp.	4,154	265,939
		290,481
Household Products (2.9%)
Colgate-Palmolive Co.	5,768	570,686
Kimberly-Clark Corp.	6,705	526,141
Procter & Gamble Co. (The) (b)	18,800	1,196,432
		2,293,259
Independent Power Producers & Energy Traders * (0.6%)
AES Corp. (The)	31,212	390,774

Continued

3

Structured Large Cap Plus

Schedule of Investments, continued

April 30, 2012 (Unaudited)

NRG Energy, Inc. (b)	3,401	57,817
		448,591
Industrial Conglomerates (b) (2.0%)
3M Co.	8,131	726,586
General Electric Co.	44,399	869,333
		1,595,919
Insurance (4.8%)
ACE, Ltd.	6,446	489,703
Aflac, Inc. (b)	7,104	319,964
Assurant, Inc.	8,784	354,347
Berkshire Hathaway, Inc., Class B *	5,741	461,863
CNA Financial Corp.	4,624	141,587
Hartford Financial Services Group, Inc. (b)	11,921	244,977
Lincoln National Corp.	15,492	383,737
Prudential Financial, Inc. (b)	8,532	516,527
Reinsurance Group of America, Inc.	2,273	132,152
Torchmark Corp.	7,889	384,273
Unum Group (b)	16,463	390,832
		3,819,962
Internet & Catalog Retail (0.7%)
Amazon.com, Inc. *	123	28,524
Expedia, Inc.	11,541	491,993
		520,517
Internet Software & Services (1.2%)
Google, Inc., Class A * (b)	982	594,336
Sohu.com, Inc. *	5,207	268,525
VeriSign, Inc.	1,856	76,300
		939,161
IT Services (4.2%)
Amdocs, Ltd. *	11,875	380,000
International Business Machines Corp. (b)	8,537	1,767,842
Mastercard, Inc., Class A	710	321,112
SAIC, Inc.	29,848	362,951
Total System Services, Inc.	17,111	402,451
Visa, Inc., Class A	456	56,079
		3,290,435
Life Sciences Tools & Services (1.2%)
Life Technologies Corp. *	1,707	79,137
PerkinElmer, Inc.	14,112	389,491
Thermo Fisher Scientific, Inc.	8,559	476,308
		944,936
Machinery (2.7%)
AGCO Corp. *	904	42,099
Caterpillar, Inc.	5,050	518,989
Cummins, Inc.	687	79,575
Eaton Corp. (b)	8,827	425,285
Ingersoll-Rand PLC	3,986	169,485
Navistar International Corp. *	7,657	259,955
Oshkosh Corp. *	13,851	316,218
Sauer-Danfoss, Inc.	7,462	323,179
		2,134,785

Continued

4

Structured Large Cap Plus

Schedule of Investments, continued

April 30, 2012 (Unaudited)

Media (3.4%)
CBS Corp., Class B (b)	15,783	526,363
Comcast Corp., Class A (b)	14,837	450,006
Gannett Co., Inc.	25,099	346,868
News Corp., Class A	31,326	613,990
Time Warner Cable, Inc.	6,485	521,718
Time Warner, Inc.	3,065	114,815
Walt Disney Co. (The)	1,913	82,470
		2,656,230
Metals & Mining (1.5%)
Barrick Gold Corp.	7,273	294,047
Cliffs Natural Resources, Inc. (b)	5,508	342,928
Freeport-McMoRan Copper & Gold, Inc. (b)	15,095	578,139
		1,215,114
Multi-Utilities(1.5%)
Ameren Corp. (b)	12,900	422,991
CMS Energy Corp.	13,341	306,710
PG&E Corp.	11,000	485,980
		1,215,681
Multiline Retail (1.8%)
Dillard's, Inc., Class A (b)	5,858	378,193
Dollar Tree, Inc. *	1,000	101,660
Kohl's Corp.	8,539	428,060
Macy's, Inc. (b)	11,707	480,221
		1,388,134
Office Electronics (0.4%)
Xerox Corp.	41,317	321,446

Oil, Gas & Consumable Fuels (8.9%)
Anadarko Petroleum Corp. (b)	6,983	511,225
Apache Corp. (b)	5,578	535,153
Chevron Corp. (b)	10,946	1,166,406
ConocoPhillips (b)	12,234	876,321
Exxon Mobil Corp. (b)	23,161	1,999,721
Marathon Oil Corp. (b)	15,031	441,010
Murphy Oil Corp. (b)	7,423	408,042
Occidental Petroleum Corp.	1,049	95,690
Targa Resources Corp.	5,342	256,897
Tesoro Corp. *	13,547	314,968
Valero Energy Corp. (b)	16,425	405,697
		7,011,130
Paper & Forest Products (0.7%)
Domtar Corp.	3,713	324,813
International Paper Co.	5,771	192,232
		517,045
Pharmaceuticals (6.4%)
Abbott Laboratories	6,499	403,328
Eli Lilly & Co. (b)	14,952	618,863
Endo Pharmaceuticals Holdings, Inc. *	10,183	357,831
Johnson & Johnson (b)	10,415	677,913
Merck & Co., Inc. (b)	27,096	1,063,247
Pfizer, Inc. (b)	60,711	1,392,103

Continued

5

Structured Large Cap Plus

Schedule of Investments, continued

April 30, 2012 (Unaudited)

Watson Pharmaceuticals, Inc. * (b)	7,020	529,027
		5,042,312
Real Estate Investment Trusts (1.7%)
American Tower Corp.	1,917	125,717
Apartment Investment & Management Co., Class A	6,409	174,004
HCP, Inc.	6,628	274,731
Public Storage	2,116	303,138
Simon Property Group, Inc.	3,084	479,870
		1,357,460
Semiconductors & Semiconductor Equipment (3.3%)
Applied Materials, Inc.	34,789	417,120
Cypress Semiconductor Corp. *	23,501	364,266
Intel Corp. (b)	42,397	1,204,075
KLA-Tencor Corp.	3,294	171,782
Marvell Technology Group, Ltd. *	15,997	240,115
Teradyne, Inc. * (b)	12,873	221,544
		2,618,902
Software (3.8%)
BMC Software, Inc. *	10,524	434,220
CA, Inc. (b)	15,291	403,988
Microsoft Corp. (b)	54,795	1,754,536
Oracle Corp.	13,997	411,372
		3,004,116
Specialty Retail (3.0%)
Best Buy Co., Inc.	7,952	175,501
GameStop Corp., Class A	16,470	374,857
Gap, Inc. (The)	2,172	61,902
Home Depot, Inc.	16,502	854,638
Limited Brands, Inc. (b)	9,340	464,198
Lowe's Cos., Inc.	6,868	216,136
O'Reilly Automotive, Inc. *	1,906	201,007
		2,348,239
Textiles, Apparel & Luxury Goods (0.2%)
Coach, Inc.	1,808	132,273

Tobacco (b) (2.8%)
Altria Group, Inc.	23,158	745,919
Lorillard, Inc.	1,655	223,905
Philip Morris International, Inc.	14,326	1,282,321
		2,252,145
Wireless Telecommunication Services (0.6%)
Crown Castle International Corp. *	8,528	482,770

Total Common Stocks		83,971,005

Investments in Affiliates (6.9%)
Fifth Third Institutional Money Market Fund (a)	5,460,416	5,460,416

Total Investments in Affiliates		5,460,416

Total Investments (Cost $71,185,910) - 113.1%		89,431,421

Continued

6

Structured Large Cap Plus

Schedule of Investments, continued

April 30, 2012 (Unaudited)

Securities Sold Short (Proceeds $10,733,835) - (13.5)%	(10,646,031)

Other assets in excess of liabilities – 0.4%	307,251

NET ASSETS - 100.0%	$79,092,641

See notes to schedules of investments.

7

Structured Large Cap Plus

Schedule of Securities Sold Short

April 30, 2012 (Unaudited)

Common Stocks (13.5)%
Schedule of Securities Sold Short
Auto Components (0.2%)
Gentex Corp.	(6,079)	(133,556)

Biotechnology (0.4%)
Vertex Pharmaceuticals, Inc. *	(8,601)	(330,966)

Building Products (0.4%)
Masco Corp.	(24,669)	(325,137)

Capital Markets (0.4%)
Lazard, Ltd., Class A	(12,290)	(338,098)

Commercial Banks (1.2%)
City National Corp.	(4,788)	(255,009)
Hancock Holding Co.	(10,328)	(332,355)
TCF Financial Corp.	(30,149)	(345,809)
		(933,173)
Commercial Services & Supplies (0.0%)
Stericycle, Inc. *	(257)	(22,256)

Construction & Engineering (0.4%)
Shaw Group, Inc. (The) *	(10,677)	(323,193)

Diversified Financial Services (0.5%)
MSCI, Inc., Class A *	(9,778)	(357,777)

Food & Staples Retailing (0.2%)
United Natural Foods, Inc. *	(2,947)	(145,258)

Food Products * (0.9%)
Green Mountain Coffee Roasters, Inc.	(7,187)	(350,366)
Ralcorp Holdings, Inc.	(4,959)	(361,065)
		(711,431)
Gas Utilities (0.8%)
AGL Resources, Inc.	(7,815)	(308,146)
National Fuel Gas Co.	(7,135)	(337,628)
		(645,774)
Health Care Equipment & Supplies (0.0%)
Boston Scientific Corp. *	(4,271)	(26,736)

Health Care Providers & Services * (0.6%)
Tenet Healthcare Corp.	(15,795)	(81,976)
VCA Antech, Inc.	(16,473)	(389,751)
		(471,727)
Household Durables (0.5%)
Toll Brothers, Inc. *	(15,037)	(381,940)

Insurance (1.4%)
Aspen Insurance Holdings, Ltd.	(376)	(10,648)
Markel Corp. *	(896)	(394,491)
Old Republic International Corp.	(34,038)	(338,678)
XL Group PLC	(15,050)	(323,726)
		(1,067,543)

Continued

8

Structured Large Cap Plus

Schedule of Securities Sold Short, continued

April 30, 2012 (Unaudited)

Life Sciences Tools & Services (0.6%)
Techne Corp.	(2,951)	(197,540)
Waters Corp. *	(3,512)	(295,394)
		(492,934)
Metals & Mining (1.0%)
Allegheny Technologies, Inc.	(5,444)	(233,766)
Titanium Metals Corp.	(14,934)	(220,575)
United States Steel Corp.	(11,576)	(327,948)
		(782,289)
Oil, Gas & Consumable Fuels (1.2%)
Alpha Natural Resources, Inc. *	(14,366)	(231,724)
HollyFrontier Corp.	(10,405)	(320,682)
InterOil Corp. *	(3,370)	(203,683)
Southwestern Energy Co. *	(6,992)	(220,807)
		(976,896)
Professional Services (0.4%)
IHS, Inc., Class A *	(3,435)	(347,175)

Road & Rail * (0.2%)
Genesee & Wyoming, Inc., Class A	(928)	(50,029)
Hertz Global Holdings, Inc.	(5,386)	(82,998)
		(133,027)
Semiconductors & Semiconductor Equipment (0.2%)
Cree, Inc. *	(4,124)	(127,432)

Specialty Retail (0.8%)
CarMax, Inc. *	(9,477)	(292,555)
Tiffany & Co.	(4,813)	(329,498)
		(622,053)
Textiles, Apparel & Luxury Goods (0.4%)
Deckers Outdoor Corp. *	(5,438)	(277,392)

Thrifts & Mortgage Finance (0.4%)
Hudson City Bancorp, Inc.	(46,238)	(326,440)

Water Utilities (0.4%)
Aqua America, Inc.	(15,228)	(345,828)

Total Common Stocks		(10,646,031)
TOTAL SECURITIES SOLD SHORT (Proceeds $10,733,835) - (13.5)%		$(10,646,031)

Notes to Schedule of Investments
*	Non-income producing security.
(a)	Investment is in Institutional Shares of underlying fund.
(b)	All or part of this security has been designated as collateral for short sales or futures contracts.

See notes to schedules of investments.

9

Equity Index

Schedule of Investments

April 30, 2012 (Unaudited)

	Shares	Value
Common Stocks (94.2%)
Aerospace & Defense (2.4%)
Boeing Co. (The)	21,187	$1,627,162
General Dynamics Corp.	10,142	684,585
Goodrich Corp.	3,574	448,394
Honeywell International, Inc.	22,035	1,336,643
L-3 Communications Holdings, Inc.	2,814	206,942
Lockheed Martin Corp.	7,574	685,750
Northrop Grumman Corp.	7,180	454,350
Precision Castparts Corp.	4,124	727,350
Raytheon Co.	9,659	522,938
Rockwell Collins, Inc.	4,224	236,079
United Technologies Corp.	25,862	2,111,374
		9,041,567
Air Freight & Logistics (0.9%)
CH Robinson Worldwide, Inc.	4,642	277,313
Expeditors International of Washington, Inc.	6,026	241,040
FedEx Corp.	8,937	788,601
United Parcel Service, Inc., Class B	27,243	2,128,768
		3,435,722
Airlines (0.0%)
Southwest Airlines Co.	21,962	181,845

Auto Components (0.2%)
BorgWarner, Inc. *	3,100	245,024
Goodyear Tire & Rubber Co. (The) *	6,947	76,278
Johnson Controls, Inc.	19,344	618,428
		939,730
Automobiles (0.4%)
Ford Motor Co.	107,998	1,218,218
Harley-Davidson, Inc.	6,495	339,883
		1,558,101
Beverages (2.3%)
Brown-Forman Corp., Class B	2,825	243,939
Coca-Cola Co. (The)	64,311	4,908,216
Coca-Cola Enterprises, Inc.	8,532	256,984
Constellation Brands, Inc., Class A *	4,879	105,386
Dr. Pepper Snapple Group, Inc.	6,025	244,494
Molson Coors Brewing Co., Class B	4,464	185,613
PepsiCo, Inc.	44,632	2,945,712
		8,890,344
Beverages-Wine / Spirits (0.1%)
Beam, Inc.	4,453	252,841

Biotechnology (1.2%)
Amgen, Inc.	22,487	1,599,051
Biogen Idec, Inc. *	6,783	908,990
Celgene Corp. *	12,468	909,166
Gilead Sciences, Inc. *	21,519	1,119,203
		4,536,410
Building Products (0.0%)
Masco Corp.	10,158	133,882

Continued

1

Equity Index

Schedule of Investments, continued

April 30, 2012 (Unaudited)

Capital Markets (1.8%)
Ameriprise Financial, Inc.	6,307	341,903
Bank of New York Mellon Corp. (The)	34,237	809,705
BlackRock, Inc.	2,852	546,386
Charles Schwab Corp. (The)	30,704	439,067
E*Trade Financial Corp. *	7,214	76,685
Federated Investors, Inc., Class B	2,621	57,872
Franklin Resources, Inc.	4,051	508,441
Goldman Sachs Group, Inc. (The)	14,063	1,619,354
Invesco, Ltd.	12,681	314,996
Legg Mason, Inc.	3,534	92,131
Morgan Stanley	43,295	748,138
Northern Trust Corp.	6,852	326,087
State Street Corp.	13,863	640,748
T Rowe Price Group, Inc.	7,204	454,680
		6,976,193
Chemicals (2.2%)
Air Products & Chemicals, Inc.	5,987	511,828
Airgas, Inc.	1,953	178,973
CF Industries Holdings, Inc.	1,860	359,091
Dow Chemical Co. (The)	33,684	1,141,214
E.I. du Pont de Nemours & Co.	26,491	1,416,209
Eastman Chemical Co.	3,892	210,051
Ecolab, Inc.	8,277	527,162
FMC Corp.	1,984	219,133
International Flavors & Fragrances, Inc.	2,300	138,483
Monsanto Co.	15,214	1,159,002
Mosaic Co. (The)	8,462	446,963
PPG Industries, Inc.	4,320	454,637
Praxair, Inc.	8,481	981,252
Sherwin-Williams Co. (The)	2,456	295,408
Sigma-Aldrich Corp.	3,432	243,329
		8,282,735
Commercial Banks (2.6%)
BB&T Corp.	19,815	634,873
Comerica, Inc.	5,615	179,792
First Horizon National Corp.	7,282	66,849
Huntington Bancshares, Inc.	24,560	164,306
KeyCorp	27,066	217,611
M&T Bank Corp.	3,594	310,054
PNC Financial Services Group, Inc.	14,993	994,336
Regions Financial Corp.	40,152	270,625
SunTrust Banks, Inc.	15,126	367,259
U.S. Bancorp	54,298	1,746,767
Wells Fargo & Co.	149,847	5,009,385
Zions Bancorporation	5,231	106,660
		10,068,517
Commercial Services & Supplies (0.4%)
Avery Dennison Corp.	3,026	96,771
Cintas Corp.	3,133	122,720
Iron Mountain, Inc.	4,861	147,629
Pitney Bowes, Inc.	5,678	97,264
Republic Services, Inc.	8,946	244,852
RR Donnelley & Sons Co.	5,073	63,463
Stericycle, Inc. *	2,410	208,706

Continued

2

Equity Index

Schedule of Investments, continued

April 30, 2012 (Unaudited)

Waste Management, Inc.	13,115	448,533
		1,429,938
Communications Equipment (2.0%)
Cisco Systems, Inc.	153,048	3,083,917
F5 Networks, Inc. *	2,250	301,342
Harris Corp.	3,238	147,459
JDS Uniphase Corp. *	6,530	79,340
Juniper Networks, Inc. *	14,956	320,507
Motorola Mobility Holdings, Inc. *	7,492	290,839
Motorola Solutions, Inc.	8,360	426,611
Qualcomm, Inc.	48,063	3,068,342
		7,718,357
Computers & Peripherals (5.3%)
Apple, Inc. *	26,494	15,478,854
Dell, Inc. *	43,394	710,360
EMC Corp. *	58,341	1,645,800
Hewlett-Packard Co.	56,163	1,390,596
Lexmark International, Inc., Class A	2,015	60,651
NetApp, Inc. *	10,314	400,493
SanDisk Corp. *	6,887	254,888
Western Digital Corp. *	6,646	257,931
		20,199,573
Construction & Engineering (0.1%)
Fluor Corp.	4,802	277,316
Jacobs Engineering Group, Inc. *	3,653	160,111
Quanta Services, Inc. *	6,009	132,919
		570,346
Construction Materials (0.0%)
Vulcan Materials Co.	3,675	157,327

Consumer Finance (0.9%)
American Express Co.	28,835	1,736,155
Capital One Financial Corp.	15,726	872,479
Discover Financial Services	15,059	510,500
SLM Corp.	14,476	214,679
		3,333,813
Containers & Packaging (0.1%)
Ball Corp.	4,436	185,247
Bemis Co., Inc.	2,932	94,968
Owens-Illinois, Inc. *	4,673	108,647
Sealed Air Corp.	5,460	104,723
		493,585
Distributors (0.1%)
Genuine Parts Co.	4,429	286,911

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A *	3,195	112,528
DeVry, Inc.	1,698	54,591
H&R Block, Inc.	8,321	122,318
		289,437
Diversified Financial Services (3.0%)
Bank of America Corp. (b)	304,969	2,473,299

Continued

3

Equity Index

Schedule of Investments, continued

April 30, 2012 (Unaudited)

Citigroup, Inc.	83,222	2,749,655
CME Group, Inc.	1,888	501,868
IntercontinentalExchange, Inc. *	2,062	274,328
JP Morgan Chase & Co.	108,475	4,662,256
Leucadia National Corp.	5,636	140,111
Moody's Corp.	5,575	228,296
NASDAQ OMX Group, Inc. (The) *	3,551	87,248
NYSE Euronext	7,340	189,005
		11,306,066
Diversified Telecommunication Services (2.6%)
AT&T, Inc. (b)	168,470	5,544,348
CenturyLink, Inc.	17,611	679,080
Frontier Communications Corp.	28,276	114,235
Verizon Communications, Inc.	80,574	3,253,578
Windstream Corp.	16,669	187,360
		9,778,601
Electric Utilities (1.8%)
American Electric Power Co., Inc.	13,733	533,390
Duke Energy Corp.	37,946	813,183
Edison International	9,257	407,400
Entergy Corp.	5,020	329,111
Exelon Corp.	24,182	943,340
FirstEnergy Corp.	11,884	556,409
NextEra Energy, Inc.	11,828	761,132
Northeast Utilities	8,897	327,143
Pepco Holdings, Inc.	6,471	122,431
Pinnacle West Capital Corp.	3,116	150,658
PPL Corp.	16,451	449,935
Progress Energy, Inc.	8,388	446,409
Southern Co.	24,620	1,131,043
		6,971,584
Electrical Equipment (0.5%)
Cooper Industries PLC	4,505	281,878
Emerson Electric Co.	20,872	1,096,615
Rockwell Automation, Inc.	4,048	313,072
Roper Industries, Inc.	2,755	280,734
		1,972,299
Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	4,641	269,828
Corning, Inc.	43,246	620,580
FLIR Systems, Inc.	4,380	98,375
Jabil Circuit, Inc.	5,234	122,737
Molex, Inc.	3,908	107,822
TE Connectivity, Ltd.	12,111	441,567
		1,660,909
Energy Equipment & Services (1.8%)
Baker Hughes, Inc.	12,434	548,464
Cameron International Corp. *	6,995	358,494
Diamond Offshore Drilling, Inc.	1,975	135,386
FMC Technologies, Inc. *	6,793	319,271
Halliburton Co.	26,226	897,454
Helmerich & Payne, Inc.	3,052	156,842
Nabors Industries, Ltd. *	8,201	136,547
National Oilwell Varco, Inc.	12,054	913,211

Continued

4

Equity Index

Schedule of Investments, continued

April 30, 2012 (Unaudited)

Noble Corp. *	7,165	272,700
Rowan Cos., Inc. *	3,512	121,269
Schlumberger, Ltd.	37,901	2,809,980
		6,669,618
Food & Staples Retailing (2.1%)
Costco Wholesale Corp.	12,358	1,089,605
CVS Caremark Corp.	37,009	1,651,341
Kroger Co. (The)	16,332	380,046
Safeway, Inc.	7,611	154,732
SYSCO Corp.	16,617	480,231
Wal-Mart Stores, Inc.	49,633	2,923,880
Walgreen Co.	24,821	870,224
Whole Foods Market, Inc.	4,612	383,119
		7,933,178
Food Products (1.7%)
Archer-Daniels-Midland Co.	18,805	579,758
Campbell Soup Co.	5,070	171,518
ConAgra Foods, Inc.	11,725	302,739
Dean Foods Co. *	5,237	64,310
General Mills, Inc.	18,314	712,231
Hershey Co. (The)	4,356	291,896
HJ Heinz Co.	9,089	484,535
Hormel Foods Corp.	3,916	113,799
JM Smucker Co. (The)	3,222	256,568
Kellogg Co.	7,003	354,142
Kraft Foods, Inc., Class A	50,245	2,003,268
McCormick & Co., Inc.	3,781	211,396
Mead Johnson Nutrition Co.	5,788	495,221
Sara Lee Corp.	16,803	370,338
Tyson Foods, Inc., Class A	8,283	151,165
		6,562,884
Gas Utilities (0.1%)
AGL Resources, Inc.	3,331	131,341
Oneok, Inc.	2,951	253,462
		384,803
Health Care Equipment & Supplies (1.7%)
Baxter International, Inc.	15,918	882,016
Becton Dickinson and Co.	5,968	468,190
Boston Scientific Corp. *	41,236	258,137
CareFusion Corp. *	6,385	165,435
Covidien PLC	13,734	758,529
CR Bard, Inc.	2,389	236,416
DENTSPLY International, Inc.	4,034	165,636
Edwards Lifesciences Corp. *	3,266	270,980
Hospira, Inc. *	4,682	164,432
Intuitive Surgical, Inc. *	1,116	645,271
Medtronic, Inc.	29,566	1,129,421
St. Jude Medical, Inc.	9,103	352,468
Stryker Corp.	9,201	502,099
Varian Medical Systems, Inc. *	3,208	203,451
Zimmer Holdings, Inc.	5,060	318,426
		6,520,907
Health Care Providers & Services (1.9%)
Aetna, Inc.	9,942	437,846

Continued

5

Equity Index

Schedule of Investments, continued

April 30, 2012 (Unaudited)

AmerisourceBergen Corp.	7,302	271,707
Cardinal Health, Inc.	9,802	414,331
CIGNA Corp.	8,126	375,665
Coventry Health Care, Inc.	4,000	119,960
DaVita, Inc. *	2,654	235,091
Express Scripts Holding Co. *	22,701	1,266,489
Humana, Inc.	4,655	375,565
Laboratory Corp. of America Holdings *	2,749	241,610
McKesson Corp.	6,985	638,499
Patterson Cos., Inc.	2,458	83,793
Quest Diagnostics, Inc.	4,490	259,028
Tenet Healthcare Corp. *	11,609	60,251
UnitedHealth Group, Inc.	29,679	1,666,476
WellPoint, Inc.	9,504	644,561
		7,090,872
Health Care Technology (0.1%)
Cerner Corp. *	4,143	335,956

Hotels, Restaurants & Leisure (1.9%)
Carnival Corp.	12,871	418,179
Chipotle Mexican Grill, Inc. *	888	367,765
Darden Restaurants, Inc.	3,649	182,742
International Game Technology	8,454	131,713
Marriott International, Inc., Class A	7,589	296,654
McDonald's Corp.	28,942	2,820,398
Starbucks Corp.	21,406	1,228,276
Starwood Hotels & Resorts Worldwide, Inc.	5,573	329,922
Wyndham Worldwide Corp.	4,146	208,710
Wynn Resorts, Ltd.	2,257	301,084
Yum! Brands, Inc.	13,080	951,308
		7,236,751
Household Durables (0.3%)
DR Horton, Inc.	7,916	129,427
Harman International Industries, Inc.	1,995	98,912
Leggett & Platt, Inc.	3,978	86,601
Lennar Corp., Class A	4,607	127,798
Newell Rubbermaid, Inc.	8,196	149,167
Pulte Group, Inc. *	9,563	94,100
Stanley Black & Decker, Inc.	4,817	352,412
Whirlpool Corp.	2,177	139,371
		1,177,788
Household Products (2.0%)
Clorox Co.	3,691	258,739
Colgate-Palmolive Co.	13,626	1,348,156
Kimberly-Clark Corp.	11,189	878,001
Procter & Gamble Co. (The)	78,272	4,981,230
		7,466,126
Independent Power Producers & Energy Traders * (0.1%)
AES Corp. (The)	18,278	228,841
NRG Energy, Inc.	6,470	109,990
		338,831
Industrial Conglomerates (2.3%)
3M Co.	19,740	1,763,966
General Electric Co. (b)	300,679	5,887,295

Continued

6

Equity Index

Schedule of Investments, continued

April 30, 2012 (Unaudited)

Textron, Inc.	7,946	211,682
Tyco International, Ltd.	13,100	735,303
		8,598,246
Insurance (3.4%)
ACE, Ltd.	9,580	727,793
Aflac, Inc.	13,272	597,771
Allstate Corp. (The)	14,158	471,886
American International Group, Inc. *	15,289	520,285
AON PLC	9,437	488,837
Assurant, Inc.	2,486	100,285
Berkshire Hathaway, Inc., Class B *	49,964	4,019,604
Chubb Corp.	7,704	562,931
Cincinnati Financial Corp.	4,614	164,351
Genworth Financial, Inc., Class A *	13,965	83,930
Hartford Financial Services Group, Inc.	12,509	257,060
Lincoln National Corp.	8,277	205,021
Loews Corp.	8,694	357,584
Marsh & McLennan Cos., Inc.	15,442	516,535
MetLife, Inc.	30,130	1,085,584
Principal Financial Group, Inc.	8,568	237,076
Progressive Corp. (The)	17,371	370,002
Prudential Financial, Inc.	13,355	808,512
Torchmark Corp.	2,845	138,580
Travelers Cos., Inc. (The)	11,170	718,454
Unum Group	8,258	196,045
XL Group PLC	8,971	192,966
		12,821,092
Internet & Catalog Retail (1.0%)
Amazon.com, Inc. *	10,345	2,399,006
Expedia, Inc.	2,694	114,845
NetFlix, Inc. *	1,575	126,221
priceline.com, Inc. *	1,415	1,076,560
TripAdvisor, Inc. *	2,693	101,014
		3,817,646
Internet Software & Services (1.7%)
Akamai Technologies, Inc. *	5,052	164,695
eBay, Inc. *	32,549	1,336,136
Google, Inc., Class A *	7,207	4,361,893
VeriSign, Inc.	4,537	186,516
Yahoo!, Inc. *	34,491	535,990
		6,585,230
IT Services (3.8%)
Accenture PLC, Class A	18,391	1,194,495
Automatic Data Processing, Inc.	13,944	775,565
Cognizant Technology Solutions Corp., Class A *	8,622	632,165
Computer Sciences Corp.	4,408	123,689
Fidelity National Information Services, Inc.	6,665	224,411
Fiserv, Inc. *	3,940	276,943
International Business Machines Corp.	32,924	6,817,902
Mastercard, Inc., Class A	3,020	1,365,855
Paychex, Inc.	9,168	284,025
SAIC, Inc.	7,860	95,578
Teradata Corp. *	4,757	331,943
Total System Services, Inc.	4,564	107,345
Visa, Inc., Class A	14,135	1,738,322

Continued

7

Equity Index

Schedule of Investments, continued

April 30, 2012 (Unaudited)

Western Union Co. (The)	17,622	323,892
		14,292,130
Leisure Equipment & Products (0.1%)
Hasbro, Inc.	3,290	120,875
Mattel, Inc.	9,632	323,635
		444,510
Life Sciences Tools & Services (0.4%)
Agilent Technologies, Inc.	9,875	416,528
Life Technologies Corp. *	5,065	234,813
PerkinElmer, Inc.	3,221	88,900
Thermo Fisher Scientific, Inc.	10,393	578,370
Waters Corp. *	2,529	212,714
		1,531,325
Machinery (2.1%)
Caterpillar, Inc.	18,399	1,890,865
Cummins, Inc.	5,453	631,621
Danaher Corp.	16,260	881,617
Deere & Co.	11,418	940,386
Dover Corp.	5,219	327,023
Eaton Corp.	9,509	458,144
Flowserve Corp.	1,550	178,141
Illinois Tool Works, Inc.	13,749	788,918
Ingersoll-Rand PLC	8,451	359,337
Joy Global, Inc.	3,006	212,735
PACCAR, Inc.	10,142	435,700
Pall Corp.	3,280	195,521
Parker Hannifin Corp.	4,288	376,015
Snap-On, Inc.	1,662	103,941
Xylem, Inc.	5,249	146,342
		7,926,306
Media (3.0%)
Cablevision Systems Corp., Class A	6,154	91,202
CBS Corp., Class B	18,442	615,041
Comcast Corp., Class A	76,623	2,323,976
DIRECTV, Class A *	19,216	946,772
Discovery Communications, Inc., Class A *	7,346	399,769
Gannett Co., Inc.	6,731	93,022
Interpublic Group of Cos., Inc. (The)	12,675	149,692
McGraw-Hill Cos., Inc. (The)	7,899	388,394
News Corp., Class A	61,159	1,198,716
Omnicom Group, Inc.	7,753	397,807
Scripps Networks Interactive, Inc., Class A	2,713	136,247
Time Warner Cable, Inc.	8,925	718,016
Time Warner, Inc.	27,553	1,032,135
Viacom, Inc., Class B	15,350	712,087
Walt Disney Co. (The)	50,933	2,195,722
Washington Post Co. (The), Class B	137	51,809
		11,450,407
Metals & Mining (0.8%)
Alcoa, Inc.	30,296	294,780
Allegheny Technologies, Inc.	3,032	130,194
Cliffs Natural Resources, Inc.	4,035	251,219
Freeport-McMoRan Copper & Gold, Inc.	26,934	1,031,572
Newmont Mining Corp.	14,067	670,293

Continued

8

Equity Index

Schedule of Investments, continued

April 30, 2012 (Unaudited)

Nucor Corp.	9,005	353,086
Titanium Metals Corp.	2,348	34,680
United States Steel Corp.	4,091	115,898
		2,881,722
Multiline Retail (0.8%)
Big Lots, Inc. *	1,864	68,297
Dollar Tree, Inc. *	3,382	343,814
Family Dollar Stores, Inc.	3,347	226,090
JC Penney Co., Inc.	4,111	148,242
Kohl's Corp.	7,202	361,036
Macy's, Inc.	11,768	482,723
Nordstrom, Inc.	4,545	253,884
Sears Holdings Corp. *	1,087	58,459
Target Corp.	19,088	1,105,959
		3,048,504
Multi-Utilities(1.3%)
Ameren Corp.	6,898	226,185
CenterPoint Energy, Inc.	12,099	244,521
CMS Energy Corp.	7,303	167,896
Consolidated Edison, Inc.	8,322	494,743
Dominion Resources, Inc.	16,202	845,582
DTE Energy Co.	4,812	271,301
Integrys Energy Group, Inc.	2,231	121,902
NiSource, Inc.	8,017	197,619
PG&E Corp.	11,708	517,259
Public Service Enterprise Group, Inc.	14,378	447,875
SCANA Corp.	3,303	152,334
Sempra Energy	6,834	442,433
TECO Energy, Inc.	6,142	110,679
Wisconsin Energy Corp.	6,556	241,523
Xcel Energy, Inc.	13,834	374,348
		4,856,200
Office Electronics (0.1%)
Xerox Corp.	37,852	294,489

Oil, Gas & Consumable Fuels (8.8%)
Alpha Natural Resources, Inc. *	6,251	100,829
Anadarko Petroleum Corp.	14,163	1,036,873
Apache Corp.	10,922	1,047,857
Cabot Oil & Gas Corp.	5,961	209,469
Chesapeake Energy Corp.	18,824	347,114
Chevron Corp.	56,177	5,986,221
ConocoPhillips	36,363	2,604,682
Consol Energy, Inc.	6,453	214,498
Denbury Resources, Inc. *	11,091	211,173
Devon Energy Corp.	11,484	802,157
El Paso Corp.	21,961	651,583
EOG Resources, Inc.	7,647	839,717
EQT Corp.	4,247	211,585
Exxon Mobil Corp. (b)	133,932	11,563,689
Hess Corp.	8,598	448,300
Marathon Oil Corp.	20,003	586,888
Marathon Petroleum Corp.	9,877	410,982
Murphy Oil Corp.	5,510	302,885
Newfield Exploration Co. *	3,765	135,163
Noble Energy, Inc.	5,028	499,381

Continued

9

Equity Index

Schedule of Investments, continued

April 30, 2012 (Unaudited)

Occidental Petroleum Corp.	23,047	2,102,347
Peabody Energy Corp.	7,735	240,636
Pioneer Natural Resources Co.	3,502	405,602
QEP Resources, Inc.	5,044	155,406
Range Resources Corp.	4,485	298,970
Southwestern Energy Co. *	9,917	313,179
Spectra Energy Corp.	18,506	568,874
Sunoco, Inc.	3,035	149,595
Tesoro Corp. *	3,949	91,814
Valero Energy Corp.	15,771	389,544
Williams Cos., Inc. (The)	16,824	572,521
WPX Energy, Inc. *	5,645	99,183
		33,598,717
Paper & Forest Products (0.1%)
International Paper Co.	12,416	413,577
MeadWestvaco Corp.	4,862	154,709
		568,286
Personal Products (0.2%)
Avon Products, Inc.	12,245	264,492
Estee Lauder Cos., Inc. (The), Class A	6,389	417,521
		682,013
Pharmaceuticals (5.5%)
Abbott Laboratories	44,677	2,772,655
Allergan, Inc.	8,650	830,400
Bristol-Myers Squibb Co.	47,961	1,600,459
Eli Lilly & Co.	29,014	1,200,889
Forest Laboratories, Inc. *	7,545	262,792
Johnson & Johnson	78,006	5,077,410
Merck & Co., Inc.	86,494	3,394,025
Mylan, Inc. *	12,129	263,321
Perrigo Co.	2,651	278,090
Pfizer, Inc.	214,209	4,911,812
Watson Pharmaceuticals, Inc. *	3,612	272,200
		20,864,053
Professional Services (0.1%)
Dun & Bradstreet Corp.	1,357	105,547
Equifax, Inc.	3,406	156,063
Robert Half International, Inc.	4,041	120,422
		382,032
Real Estate Investment Trusts (1.9%)
American Tower Corp.	11,185	733,512
Apartment Investment & Management Co., Class A	3,444	93,505
AvalonBay Communities, Inc.	2,705	393,307
Boston Properties, Inc.	4,214	456,165
Equity Residential	8,532	524,206
HCP, Inc.	11,638	482,395
Health Care, Inc.	5,975	338,544
Host Hotels & Resorts, Inc.	20,103	334,514
Kimco Realty Corp.	11,562	224,418
Plum Creek Timber Co., Inc.	4,588	192,880
ProLogis, Inc.	13,045	466,750
Public Storage	4,040	578,770
Simon Property Group, Inc.	8,701	1,353,876
Ventas, Inc.	8,213	482,842

Continued

10

Equity Index

Schedule of Investments, continued

April 30, 2012 (Unaudited)

Vornado Realty Trust	5,260	451,518
Weyerhaeuser Co.	15,244	310,368
		7,417,570
Real Estate Management / Services (0.0%)
CBRE Group, Inc. *	9,316	175,234

Road & Rail (0.8%)
CSX Corp.	29,901	667,091
Norfolk Southern Corp.	9,381	684,156
Ryder System, Inc.	1,455	70,888
Union Pacific Corp.	13,641	1,533,794
		2,955,929
Semiconductors & Semiconductor Equipment (2.2%)
Advanced Micro Devices, Inc. *	16,674	122,721
Altera Corp.	9,161	325,857
Analog Devices, Inc.	8,467	330,044
Applied Materials, Inc.	36,690	439,913
Broadcom Corp., Class A *	13,937	510,094
First Solar, Inc. *	1,671	30,746
Intel Corp.	141,966	4,031,834
KLA-Tencor Corp.	4,736	246,982
Linear Technology Corp.	6,505	212,779
LSI Corp. *	16,098	129,428
Microchip Technology, Inc.	5,458	192,886
Micron Technology, Inc. *	28,069	184,975
Novellus Systems, Inc. *	2,006	93,780
NVIDIA Corp. *	17,353	225,589
Teradyne, Inc. *	5,296	91,144
Texas Instruments, Inc.	32,538	1,039,264
Xilinx, Inc.	7,439	270,631
		8,478,667
Software (3.6%)
Adobe Systems, Inc. *	14,032	470,914
Autodesk, Inc. *	6,419	252,716
BMC Software, Inc. *	4,666	192,519
CA, Inc.	10,350	273,447
Citrix Systems, Inc. *	5,273	451,421
Electronic Arts, Inc. *	9,415	144,803
Intuit, Inc.	8,379	485,731
Microsoft Corp. (b)	212,203	6,794,740
Oracle Corp.	111,396	3,273,928
Red Hat, Inc. *	5,488	327,140
Salesforce.com, Inc. *	3,864	601,741
Symantec Corp. *	20,729	342,443
		13,611,543
Specialty Retail (2.0%)
Abercrombie & Fitch Co., Class A	2,433	122,064
AutoNation, Inc. *	1,278	44,193
AutoZone, Inc. *	775	307,024
Bed Bath & Beyond, Inc. *	6,727	473,513
Best Buy Co., Inc.	8,063	177,950
CarMax, Inc. *	6,440	198,803
GameStop Corp., Class A	3,876	88,218
Gap, Inc. (The)	9,434	268,869
Home Depot, Inc.	43,806	2,268,713

Continued

11

Equity Index

Schedule of Investments, continued

April 30, 2012 (Unaudited)

Limited Brands, Inc.	6,988	347,304
Lowe's Cos., Inc.	35,264	1,109,758
O'Reilly Automotive, Inc. *	3,618	381,554
Ross Stores, Inc.	6,495	400,027
Staples, Inc.	19,724	303,750
Tiffany & Co.	3,608	247,004
TJX Cos., Inc.	21,433	893,970
Urban Outfitters, Inc. *	3,154	91,340
		7,724,054
Textiles, Apparel & Luxury Goods (0.7%)
Coach, Inc.	8,175	598,083
Fossil, Inc. *	1,475	192,738
Nike, Inc., Class B	10,431	1,166,916
Polo Ralph Lauren Corp.	1,836	316,288
VF Corp.	2,482	377,388
		2,651,413
Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	14,993	105,851
People's United Financial, Inc.	10,204	125,917
		231,768
Tobacco (1.9%)
Altria Group, Inc.	58,131	1,872,400
Lorillard, Inc.	3,751	507,473
Philip Morris International, Inc.	48,928	4,379,545
Reynolds American, Inc.	9,504	388,048
		7,147,466
Trading Companies & Distributors (0.2%)
Fastenal Co.	8,388	392,726
WW Grainger, Inc.	1,733	360,152
		752,878
Wireless Telecommunication Services * (0.2%)
Crown Castle International Corp.	7,110	402,497
MetroPCS Communications, Inc.	8,343	60,904
Sprint Nextel Corp.	85,172	211,227
		674,628
Total Common Stocks		358,648,405

Investments in Affiliates (5.6%)
Commercial Banks (0.1%)
Fifth Third Bancorp	26,135	371,901

Fifth Third Funds (5.5%)
Fifth Third Institutional Money Market Fund (a)	20,792,191	20,792,191

Total Investments in Affiliates		21,164,092

Total Investments (Cost $176,155,308) - 99.8%		379,812,497

Other assets in excess of liabilities - 0.2%		789,884

NET ASSETS - 100.0%		$380,602,381

12

Notes to Schedule of Investments
*	Non-income producing security.
(a)	Investment is in Institutional Shares of underlying fund.
(b)	All or part of this security has been designated as collateral for futures contracts.

See notes to schedules of investments.

13

International Equity

Schedule of Investments

April 30, 2012 (Unaudited)

	Shares	Value
Foreign Stocks (95.0%)
Australia (7.5%)
Australia & New Zealand Banking Group, Ltd.	54,498	$1,357,710
BHP Billiton, Ltd. (b)	54,635	2,023,753
Caltex Australia, Ltd.	11,007	157,925
Coca-Cola Amatil, Ltd.	62,673	813,011
Cochlear, Ltd.	11,671	798,343
Commonwealth Bank of Australia	39,318	2,129,075
National Australia Bank, Ltd.	49,732	1,307,375
OZ Minerals, Ltd.	70,000	680,498
Rio Tinto, Ltd.	322	22,261
Toll Holdings, Ltd.	130,000	793,757
Westpac Banking Corp.	12,995	307,767
Woodside Petroleum, Ltd.	7,130	259,424
Woolworths, Ltd.	46,478	1,256,216
		11,907,115
Belgium (1.5%)
Anheuser-Busch InBev NV	20,474	1,475,674
Belgacom SA	6,997	198,761
Groupe Bruxelles Lambert SA	1,818	126,124
KBC Groep NV	27,095	523,997
		2,324,556
Bermuda (0.3%)
Seadrill, Ltd.	11,373	440,178

China (0.3%)
Yangzijiang Shipbuilding Holdings, Ltd.	540,000	514,909

Denmark (0.5%)
Novo Nordisk AS, Class B	5,202	767,314

Finland (1.7%)
Fortum Oyj	56,607	1,217,624
Metso Oyj	15,065	646,106
Orion Oyj, Class B	24,280	495,269
Pohjola Bank PLC, Class A	19,652	211,488
Sampo Oyj, Class A	7,343	195,371
		2,765,858
France (8.5%)
Air Liquide SA	9,502	1,222,185
Arkema SA	4,688	415,210
AXA SA *	54,254	768,432
BNP Paribas SA	16,550	664,885
Cap Gemini SA	4,367	170,470
Electricite de France SA	37,670	797,073
France Telecom SA	75,382	1,031,259
L'Oreal SA	13,726	1,651,390
Sanofi-Aventis SA (b)	32,458	2,477,343
Societe Television Francaise 1	30,931	298,887
Technip SA	2,276	257,379
Thales SA	24,534	850,050
Total SA (b)	41,839	1,997,639
Vivendi SA	42,830	791,733
Wendel SA	751	56,186
		13,450,121

Continued

1

International Equity

Schedule of Investments, continued

April 30, 2012 (Unaudited)

Germany (8.2%)
Allianz SE	4,882	543,997
BASF SE (b)	22,378	1,842,178
Bayer AG (b)	28,868	2,033,291
Bayerische Motoren Werke AG	12,529	1,190,943
Daimler AG	12,866	711,288
Deutsche Bank AG	26,143	1,137,483
Deutsche Boerse AG	2,867	179,999
Deutsche Lufthansa AG	45,614	593,589
Deutsche Post AG	75,349	1,406,327
GEA Group AG	25,138	829,550
Hannover Rueckversicherung AG	5,636	340,678
Infineon Technologies AG	11,301	112,508
Lanxess AG	7,335	584,017
SAP AG	3,156	209,256
Siemens AG	7,047	652,688
Volkswagen AG	1,929	365,394
Wacker Chemie AG	3,730	300,638
		13,033,824
Great Britain (17.1%)
Admiral Group PLC	5,306	104,280
Anglo American PLC	1,462	56,185
Antofagasta PLC	11,148	213,668
Associated British Foods PLC	4,804	95,038
AstraZeneca PLC	36,657	1,605,950
Babcock International Group PLC	12,073	162,820
Balfour Beatty PLC	223,183	945,351
Barclays PLC	173,740	615,383
BG Group PLC	19,260	453,383
BHP Billiton PLC	53,858	1,725,834
BP PLC	179,046	1,293,053
British American Tobacco PLC (b)	30,000	1,538,022
British Sky Broadcasting Group PLC	26,864	295,592
BT Group PLC	137,027	468,779
Bunzl PLC	57,542	955,327
Diageo PLC	3,821	96,179
GlaxoSmithKline PLC	68,624	1,587,021
HSBC Holdings PLC (b)	243,850	2,196,776
Imperial Tobacco Group PLC	20,000	799,765
ITV PLC	61,667	83,766
J Sainsbury PLC	176,556	882,234
Legal & General Group PLC	423,934	809,091
London Stock Exchange Group PLC	13,000	229,543
National Grid PLC	54,225	585,652
Next PLC	20,288	964,385
Prudential PLC	102,425	1,254,171
Reckitt Benckiser Group PLC	14,197	826,456
Rio Tinto PLC (b)	35,145	1,957,789
Smiths Group PLC	9,079	157,657
Standard Chartered PLC	5,225	127,704
Tate & Lyle PLC	5,840	65,444
TUI Travel PLC	302,061	936,310
Tullow Oil PLC	23,731	590,790
Vedanta Resources PLC	11,654	230,175
Vodafone Group PLC (b)	639,775	1,770,286
WM Morrison Supermarkets PLC	131,097	596,997
		27,276,856

Continued

2

International Equity

Schedule of Investments, continued

April 30, 2012 (Unaudited)

Hong Kong (2.2%)
Bank of East Asia, Ltd.	110,200	411,902
Cheung Kong Holdings, Ltd.	71,000	946,221
CLP Holdings, Ltd.	6,000	51,388
First Pacific Co., Ltd.	424,000	460,142
Hongkong Electric Holdings, Ltd.	103,500	775,051
New World Development, Ltd.	484,000	604,481
Wheelock & Co., Ltd.	84,000	283,658
		3,532,843
Israel (0.8%)
Israel Chemicals, Ltd.	94,128	1,079,856
Mizrahi Tefahot Bank, Ltd. *	16,537	149,348
		1,229,204
Italy (2.5%)
Autogrill SpA	63,973	636,802
ENI SpA	1,882	41,778
Intesa Sanpaolo SpA	486,314	735,788
Mediaset SpA	89,980	214,034
Mediobanca SpA	102,522	500,764
Prysmian SpA	17,416	283,559
Saipem SpA	4,790	236,628
Telecom Italia SpA *	1,128,821	1,282,789
UniCredit SpA	30,762	122,403
		4,054,545
Japan (21.4%)
Aisin Seiki Co., Ltd.	16,818	599,078
Amada Co., Ltd.	112,000	765,932
Asahi Glass Co., Ltd.	35,000	277,492
Canon, Inc.	14,299	657,281
Chubu Electric Power Co., Inc.	19,300	316,187
Chugoku Bank, Ltd. (The)	12,000	152,104
Coca-Cola West Co., Ltd.	28,700	520,511
Dai-ichi Life Insurance Co., Ltd. (The)	611	774,464
Daiichi Sankyo Co., Ltd.	35,600	612,655
Daiwa House Industry Co., Ltd.	67,000	867,710
Electric Power Development Co., Ltd.	9,800	272,004
Fuji Heavy Industries, Ltd.	109,000	836,886
Fukuoka Financial Group, Inc.	172,000	719,539
Hachijuni Bank, Ltd. (The)	13,000	70,992
Hitachi Construction Machinery Co., Ltd.	18,200	398,239
Hitachi, Ltd.	201,000	1,288,978
Hokuhoku Financial Group, Inc.	122,000	213,928
Honda Motor Co., Ltd.	2,900	105,190
Inpex Corp.	137	909,444
JTEKT Corp.	6,700	74,099
Kamigumi Co., Ltd.	34,000	273,823
Kansai Electric Power Co., Inc. (The)	57,200	829,629
Kao Corp.	29,300	787,915
Kinden Corp.	24,000	166,834
Koito Manufacturing Co., Ltd.	4,000	62,124
Konica Minolta Holdings, Inc.	76,500	626,641
Kuraray Co., Ltd.	26,200	375,411
Kyocera Corp.	11,000	1,082,916
Kyowa Hakko Kirin Co., Ltd.	79,000	834,131
Lawson, Inc.	9,300	616,195
Mabuchi Motor Co., Ltd.	10,000	421,468

Continued

3

International Equity

Schedule of Investments, continued

April 30, 2012 (Unaudited)

Maruichi Steel Tube, Ltd.	8,800	194,429
Mitsubishi UFJ Financial Group, Inc.	39,662	192,249
Mizuho Financial Group, Inc.	93,800	149,206
Namco Bandai Holdings, Inc.	28,300	406,919
Nippon Express Co., Ltd.	204,000	774,198
Nippon Telegraph & Telephone Corp.	13,200	599,324
Nishi-Nippon City Bank, Ltd. (The)	185,000	488,915
Nissan Motor Co., Ltd.	110,132	1,153,186
Nisshin Seifun Group, Inc.	29,500	361,360
Nitto Denko Corp.	16,300	675,764
Nomura Real Estate Holdings, Inc.	10,800	190,326
Nomura Research Institute, Ltd.	4,000	92,435
Otsuka Corp.	5,500	442,948
Ricoh Co., Ltd.	37,000	335,521
Sankyo Co., Ltd.	1,300	62,851
Shikoku Electric Power Co., Inc.	3,500	90,437
Shimamura Co., Ltd.	2,800	318,086
Shin-Etsu Chemical Co., Ltd.	15,200	883,367
Shinsei Bank, Ltd.	112,000	145,892
Shionogi & Co., Ltd.	43,200	565,431
Sony Corp.	39,300	647,781
Stanley Electric Co., Ltd.	44,300	683,032
Sumitomo Corp.	67,800	968,086
Sumitomo Electric Industries, Ltd.	43,800	597,422
Sumitomo Heavy Industries, Ltd.	81,000	420,015
Sumitomo Mitsui Trust Holdings, Inc.	173,000	511,373
Suzuki Motor Corp.	36,200	860,113
T&D Holdings, Inc.	27,100	294,285
Takeda Pharmaceutical Co., Ltd.	5,800	253,169
Tokyu Land Corp.	149,000	724,098
Toppan Printing Co., Ltd.	102,000	693,712
Tosoh Corp.	77	215
Toyota Motor Corp.	24,500	1,014,185
Ube Industries, Ltd.	201,000	516,095
West Japan Railway Co.	2,900	119,320
Yamada Denki Co., Ltd.	12,690	826,503
Yamaha Motor Co., Ltd.	16,700	224,856
		33,986,904
Jersey (0.1%)
Randgold Resources, Ltd.	2,500	220,106

Mexico (0.5%)
Fresnillo PLC	29,628	750,099

Netherlands (6.4%)
ASML Holding NV	25,593	1,302,250
European Aeronautic Defence and Space Co. NV	35,409	1,397,925
Fugro NV	8,234	600,118
Heineken NV	7,299	399,173
ING Groep NV *	110,388	778,384
Koninklijke Ahold NV	62,402	791,488
Randstad Holding NV	22,473	778,195
Royal Dutch Shell PLC, Class A (b)	74,609	2,655,348
Royal Dutch Shell PLC, Class B	21,965	800,810
Unilever NV	19,219	658,138
		10,161,829

Continued

4

International Equity

Schedule of Investments, continued

April 30, 2012 (Unaudited)

Norway (1.6%)
Aker Solutions ASA	9,074	154,194
DnB NOR ASA	10,055	108,405
Gjensidige Forsikring ASA	53,667	604,849
Statoil ASA	43,416	1,159,186
Telenor ASA	31,336	576,023
		2,602,657
Portugal (0.1%)
Cimpor Cimentos de Portugal SGPS SA	11,100	81,106
EDP - Energias de Portugal SA	33,734	96,452
		177,558
Singapore (1.1%)
Hutchison Port Holdings Trust	76,000	57,380
Jardine Cycle & Carriage, Ltd.	194	7,395
Noble Group, Ltd.	462,000	440,533
Olam International, Ltd.	116,000	212,784
Singapore Airlines, Ltd.	9,000	77,818
StarHub, Ltd.	140,000	360,889
United Overseas Bank, Ltd.	34,000	528,889
		1,685,688
Spain (1.7%)
ACS Actividades de Construccion y Servicios SA	8,987	164,761
Amadeus IT Holding SA, Class A	3,581	73,188
Banco Santander SA	135,343	845,605
Fomento de Construcciones y Contratas SA	4,000	68,329
Inditex SA	5,718	514,308
Red Electrica Corp. SA	12,360	538,111
Repsol YPF SA	11,622	222,300
Telefonica SA	19,314	281,481
		2,708,083
Sweden (2.9%)
Atlas Copco AB, Class A	24,772	589,695
Boliden AB	16,988	271,958
Getinge AB, Class B	33,914	910,253
Hennes & Mauritz AB, Class B *	12,742	437,732
Hexagon AB, Class B	14,323	290,880
Nordea Bank AB	43,000	381,295
Svenska Handelsbanken AB, Class A	30,226	979,457
Swedbank AB, Class A	48,419	801,785
		4,663,055
Switzerland (8.1%)
Adecco SA *	5,390	262,478
Baloise Holding AG	748	57,893
Cie Financiere Richemont SA, Class A	12,500	772,600
GAM Holding AG *	21,177	271,814
Lindt & Spruengli AG	161	884,218
Nestle SA (b)	60,102	3,681,674
Novartis AG (b)	47,075	2,595,828
Roche Holding AG	3,810	695,971
STMicroelectronics NV	40,211	228,079
Swatch Group AG (The)	844	389,245
Transocean, Ltd.	3,067	153,071
UBS AG *	53,458	667,305
Wolseley PLC	20,189	767,677

Continued

5

International Equity

Schedule of Investments, continued

April 30, 2012 (Unaudited)

Xstrata PLC	8,500	162,432
Zurich Financial Services AG *	5,335	1,304,875
		12,895,160
Total Foreign Stocks		151,148,462

Investment Companies (0.1%)
United States (0.1%)
iShares MSCI EAFE Index Fund	4,100	220,375

Total Investment Companies		220,375

Investments in Affiliates (3.3%)
Fifth Third Institutional Money Market Fund (a)	5,144,590	5,144,590

Total Investments in Affiliates		5,144,590

Total Investments (Cost $150,594,646) - 98.4%		156,513,427

Other assets in excess of liabilities – 1.6%		2,606,160

NET ASSETS - 100.0%		$159,119,587

Notes to Schedule of Investments
*	Non-income producing security.
(a)	Investment is in Institutional Shares of underlying fund.
(b)	All or part of this security has been designated as collateral for futures contracts.

At April 30, 2012, International Equity's industry investment concentrations (unaudited), as a percentage of net assets, were as follows:

Aerospace & Defense	1.4%
Air Freight & Logistics	1.4%
Airlines	0.4%
Auto Components	0.8%
Automobiles	4.1%
Beverages	2.1%
Building Products	0.2%
Capital Markets	1.6%
Chemicals	5.0%
Commercial Banks	10.6%
Commercial Services & Supplies	0.5%
Construction & Engineering	0.8%
Construction Materials	0.1%
Distributors	— ^
Diversified Financial Services	1.3%
Diversified Telecommunication Services	2.8%
Electric Utilities	3.0%
Electrical Equipment	0.8%
Electronic Equipment, Instruments & Components	1.7%
Energy Equipment & Services	1.2%
Fifth Third Funds	3.2%
Food & Staples Retailing	2.7%
Food Products	3.6%
Health Care Equipment & Supplies	1.1%
Hotels, Restaurants & Leisure	1.0%
Household Durables	0.4%

Continued

6

International Equity

Schedule of Investments, continued

April 30, 2012 (Unaudited)

Household Products	0.5%
IT Services	0.5%
Independent Power Producers & Energy Traders	0.2%
Industrial Conglomerates	0.5%
Insurance	4.4%
International Equity	0.1%
Leisure Equipment & Products	0.3%
Machinery	2.7%
Media	1.1%
Metals & Mining	5.4%
Multi-Utilities	0.4%
Multiline Retail	0.6%
Office Electronics	1.0%
Oil, Gas & Consumable Fuels	6.6%
Personal Products	1.5%
Pharmaceuticals	9.1%
Professional Services	0.7%
Real Estate Management & Development	2.3%
Road & Rail	0.6%
Semiconductors & Semiconductor Equipment	1.0%
Software	0.1%
Specialty Retail	1.3%
Textiles, Apparel & Luxury Goods	0.7%
Tobacco	1.5%
Trading Companies & Distributors	2.0%
Transportation Infrastructure	0.2%
Wireless Telecommunication Services	1.3%

^ Amount is less than 0.05%.

See notes to schedules of investments.

7

Strategic Income

Schedule of Investments

April 30, 2012 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities (3.5%)
Automobile Sequential (1.6%)
Ally Auto Receivables Trust, Series 2010-5, Class B, 2.45%, 6/15/16 (b) (e)	$1,665,000	$1,716,632
CarMax Auto Owner Trust, Series 2011-1, Class B, 2.63%, 11/15/16	750,000	773,897
Ford Credit Auto Owner Trust, Series 2010-A, Class B, 2.93%, 11/15/15	1,100,000	1,142,121
Honda Auto Receivables Owner Trust, Series 2009-3, Class A3, 2.31%, 5/15/13	19,213	19,247
Hyundai Auto Receivables Trust, Series 2009-A, Class A3, 2.03%, 8/15/13	69,544	69,700
		3,721,597
Credit Card Bullet (0.4%)
1st Financial Bank USA, Series 2010-A, Class A, 3.00%, 4/17/17 (b)	1,000,000	1,000,189

Manufactured Housing ABS Other (1.0%)
Conseco Financial Corp., Series 1998-4, Class A7, 6.87%, 4/1/30 (a)	1,415,895	1,486,837
Mid-State Trust, Series 2005-1, Class M2, 7.08%, 1/15/40	943,868	938,139
		2,424,976
Other ABS (0.5%)
Aircastle Aircraft Lease Backed Trust, Series 2006-1A, Class G1, 0.51%, 6/20/31, (a) (b)	1,192,985	1,031,932

Total Asset-Backed Securities		8,178,694

Corporate Bonds (27.4%)
Advertising Agencies (0.5%)
Interpublic Group of Cos., Inc. (The), 6.25%, 11/15/14 (d)	1,000,000	1,090,000

Airlines (0.6%)
Delta Air Lines Pass Through Trust, Series 2002-G2, 6.42%, 1/2/14	1,500,000	1,513,125

Auto / Truck Parts & Equipment-Original (2.4%)
BorgWarner, Inc., 5.75%, 11/1/16	1,000,000	1,134,573
Dana Holding Corp., 6.50%, 2/15/19, (Callable 2/15/15 @ 103.25)	1,250,000	1,331,250
Lear Corp., 7.88%, 3/15/18, (Callable 3/15/14 @ 103.938)	1,194,000	1,307,430
Visteon Corp., 6.75%, 4/15/19, (Callable 4/15/14 @ 105.063)	1,830,000	1,884,900
		5,658,153
Cable / Satellite TV (1.1%)
Comcast Corp., 5.70%, 7/1/19	1,275,000	1,518,378
DIRECTV Holdings LLC, 5.20%, 3/15/20	1,000,000	1,111,257
		2,629,635
Casino Hotels (0.9%)
MGM Resorts International, 4.25%, 4/15/15	1,930,000	2,043,388

Diversified Banks (0.8%)
JP Morgan Chase & Co., Series 1, 7.90%, 4/30/18 (a) (f)	1,700,000	1,862,588

Diversified Financial Services (0.5%)
General Electric Capital Corp., 6.88%, 1/10/39	1,000,000	1,265,968

Electric-Integrated(0.4%)
NextEra Energy Capital Holdings, Inc., 6.65%, 6/15/67, (Callable 6/15/17 @ 100) (a) (d)	1,000,000	1,030,000

Enterprise Software / Services (0.8%)
CA, Inc., 5.38%, 12/1/19	1,760,000	1,962,437

Continued

1

Strategic Income

Schedule of Investments, continued

April 30, 2012 (Unaudited)

Finance-Auto Loans (0.9%)
Ford Motor Credit Co. LLC, 4.25%, 2/3/17	2,000,000	2,086,304

Finance-Credit Card (0.6%)
American Express Credit Corp., 2.38%, 3/24/17	1,400,000	1,427,555

Finance-Investment Banker / Broker (0.8%)
Charles Schwab Corp. (The), 7.00%, 2/1/22 (a) (f)	1,750,000	1,869,508

Finance-Other Services (0.3%)
Cullen / Frost Capital Trust II, 2.04%, 3/1/34, (Callable 5/31/12 @ 100) (a)	1,000,000	813,110

Food-Miscellaneous / Diversified (0.5%)
Kraft Foods, Inc., 4.13%, 2/9/16 (d)	1,000,000	1,093,419

Linen Supply & Related Items (0.9%)
Cintas Corp. No 2, 4.30%, 6/1/21	2,000,000	2,164,716

Machinery-Construction & Mining (0.3%)
Joy Global, Inc., 6.00%, 11/15/16	625,000	712,128

Medical-Biomedical / Genetics (0.2%)
Amgen, Inc., 3.45%, 10/1/20	500,000	511,556

Medical-HMO (0.7%)
Cigna Corp., 4.00%, 2/15/22, (Callable 11/15/21 @ 100)	1,500,000	1,548,650

Multi-line Insurance (0.2%)
American Financial Group, Inc., 9.88%, 6/15/19	375,000	463,397

Oil & Gas Exploration & Production (0.7%)
Chesapeake Energy Corp., 6.13%, 2/15/21	1,750,000	1,653,750

Pipelines (2.3%)
Enbridge Energy Partners L.P., 4.20%, 9/15/21, (Callable 6/15/21 @ 100)	1,800,000	1,904,990
Enterprise Products Operating LLC, 4.05%, 2/15/22	2,000,000	2,113,318
Kinder Morgan Energy Partners L.P., 3.95%, 9/1/22, (Callable 6/1/22 @ 100)	1,500,000	1,510,571
		5,528,879
Real Estate Investment Trusts (2.4%)
BioMed Realty L.P., 3.85%, 4/15/16, (Callable 3/15/16 @ 100)	2,240,000	2,324,710
DDR Corp., 7.50%, 7/15/18	2,113,000	2,426,780
HCP, Inc., 6.70%, 1/30/18	850,000	994,603
		5,746,093
Reinsurance (0.3%)
Berkshire Hathaway, Inc., 3.20%, 2/11/15	690,000	734,758

Retail-Office Supplies (0.4%)
Staples, Inc., 9.75%, 1/15/14	850,000	963,181

Retail-Regional Department Store (0.6%)
Macy's Retail Holdings, Inc., 6.65%, 7/15/24 (d)	1,250,000	1,485,170

Retail-Restaurants (0.9%)
Darden Restaurants, Inc., 4.50%, 10/15/21	1,950,000	2,037,779

Semiconductor Components-Integrated Circuits (0.5%)
Analog Devices, Inc., 3.00%, 4/15/16	1,000,000	1,060,835

Semiconductor Equipment (0.5%)
KLA-Tencor Corp., 6.90%, 5/1/18	1,000,000	1,210,011

Continued

2

Strategic Income

Schedule of Investments, continued

April 30, 2012 (Unaudited)

Special Purpose Entity (0.5%)
Goldman Sachs Capital II, 5.79%, 6/1/43, (Callable 6/1/12 @ 100) (a)		1,600,000	1,100,000

Super-Regional Banks-U.S. (3.5%)
Capital One Capital V, 10.25%, 8/15/39		400,000	417,000
Capital One Capital VI, 8.88%, 5/15/40		400,000	408,995
PNC Financial Services Group, Inc., 6.75%, 8/1/21 (a) (f)		3,500,000	3,668,595
PNC Financial Services Group, Inc., 8.25%, 5/21/13 (a) (f)		500,000	518,518
Wachovia Capital Trust III, 5.57%, 5/31/12, (a) (f)		3,600,000	3,339,000
			8,352,108
Transportation-Services (0.5%)
Asciano Finance, Ltd., 3.13%, 9/23/15 (b)		1,200,000	1,198,711

Wireless Equipment (0.9%)
American Tower Corp., 4.50%, 1/15/18 (d)		2,000,000	2,111,870

Total Corporate Bonds			64,928,782

Foreign Bonds (10.2%)
Diversified Minerals (0.3%)
FMG Resources Property, Ltd., 7.00%, 11/1/15, (Callable 11/1/12 @ 105.25) (b) (e)		750,000	776,250

Diversified Operations (0.2%)
Hutchison Whampoa International, Ltd., 6.50%, 2/13/13 (b)		486,000	504,273

Electric-Integrated (0.6%)
Scottish & Southern Energy PLC, 5.45%, 10/1/15 (a) (f)	GBP	875,000	1,384,536

Gold Mining (0.5%)
AngloGold Ashanti Holdings PLC, 5.38%, 4/15/20		$1,000,000	1,046,684

Metals & Mining (0.9%)
Rio Tinto Finance USA, Ltd., 3.50%, 11/2/20		2,000,000	2,075,276

Multi-line Insurance (0.3%)
AXA SA, 6.38%, 12/14/36 (a) (b) (f)		1,000,000	795,000

Oil & Gas Exploration & Production (0.4%)
Gaz Capital SA for Gazprom, 7.51%, 7/31/13 (b)		850,000	904,434

Regional Agencies (0.9%)
South Australian Government Financing Authority, 5.75%, 9/20/17	AUD	1,800,000	1,998,018

Regional Authority (1.6%)
Province of British Columbia Canada, 5.30%, 6/18/14	CAD	1,700,000	1,857,463
Province of New Brunswick Canada, 4.30%, 12/3/15		1,850,000	2,025,384
			3,882,847
Sovereign (3.5%)
Brazil, Federal Republic, Series F, 10.00%, 1/1/14	BRL	1,870,000	998,519
Brazil, Federal Republic, Series F, 10.00%, 1/1/17		1,900,000	995,380
New Zealand Government Bond, 6.00%, 12/15/17	NZD	4,300,000	3,994,192
Poland Government Bond, 5.00%, 4/25/16	PLN	7,500,000	2,391,304
			8,379,395
Special Purpose Banks (1.0%)
Export-Import Bank of Korea, 4.38%, 9/15/21		$1,850,000	1,884,112
Export-Import Bank of Korea, 8.13%, 1/21/14		425,000	467,080
			2,351,192
Total Foreign Bonds			24,097,905

Continued

3

Strategic Income

Schedule of Investments, continued

April 30, 2012 (Unaudited)

Mortgage-Backed Securities (9.0%)
CMBS Other (1.8%)
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4, 5.43%, 10/15/49	1,443,000	1,638,625
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A7, 5.32%, 6/10/36 (a)	875,000	930,992
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.37%, 9/15/39 (d)	1,600,000	1,818,806
		4,388,423
CMBS Subordinated (0.4%)
Morgan Stanley Capital I, Series 2003-IQ6, Class C, 5.24%, 12/15/41 (a) (b)	1,000,000	976,308

U.S. Government Agencies (5.5%)
Fannie Mae, 2.69%, 7/1/18 (a)	48,663	49,453
Fannie Mae, 4.00%, 12/1/40	2,416,932	2,589,677
Fannie Mae, 4.00%, 8/1/41	1,423,035	1,509,317
Fannie Mae, 5.50%, 10/1/35	419,683	461,340
Freddie Mac, 2.35%, 10/1/32 (a)	84,063	85,437
Freddie Mac, 6.50%, 9/1/22 (d)	296,420	329,485
Freddie Mac, 6.50%, 8/1/37	305,539	347,133
Freddie Mac, IO, 7.41%, 2/15/18 (a)	6,409,092	434,391
Government National Mortgage Association, IO, 1.13%, 10/16/44 (a)	19,727,742	1,361,727
Government National Mortgage Association, IO, 1.27%, 8/16/46 (a)	18,525,161	1,420,398
Government National Mortgage Association, IO, 1.35%, 6/16/52 (a)	19,839,726	1,591,563
Government National Mortgage Association, IO, 1.42%, 9/16/53 (a)	17,700,000	1,441,683
Government National Mortgage Association, IO, 1.65%, 4/16/53 (a)	14,742,857	1,299,642
		12,921,246
WL Collateral CMO Other (0.4%)
Bear Stearns Asset Backed Securities Trust, Series 2003-AC7, Class A2, 5.75%, 1/25/34 (g)	317,170	328,596
Merrill Lynch Mortgage Investors, Inc., Series 2003-A1, Class 2A, 2.68%, 12/25/32 (a)	16,719	16,980
Wells Fargo Mortgage Backed Securities Trust, Series 2004-X, Class 1A5, 2.53%, 11/25/34 (a)	678,700	679,741
		1,025,317
WL Collateral CMO Sequential (0.7%)
Countrywide Alternative Loan Trust, Series 2004-30CB, Class 3A1, 5.00%, 2/25/20	860,948	878,141
Residential Accredit Loans, Inc., Series 2004-QS6, Class A1, 5.00%, 5/25/19	768,935	776,283
		1,654,424
WL Collateral PAC (0.2%)
Wells Fargo Mortgage Backed Securities Trust, Series 2006-3, Class A1, 5.50%, 3/25/36	423,360	420,133

Total Mortgage-Backed Securities		21,385,851

	Shares	Value
Common Stocks (10.5%)
Diversified Telecommunication Services (0.9%)
BCE, Inc.	33,728	1,366,996
Verizon Communications, Inc.	20,000	807,600
		2,174,596
Electric Utilities (0.5%)
NextEra Energy, Inc.	18,800	1,209,780

Electrical Equipment (0.4%)
Rockwell Automation, Inc.	13,500	1,044,090

Continued

4

Strategic Income

Schedule of Investments, continued

April 30, 2012 (Unaudited)

Energy Equipment & Services (0.4%)
National Oilwell Varco, Inc.		13,700	1,037,912

Hotels, Restaurants & Leisure (1.3%)
Las Vegas Sands Corp.		35,379	1,963,181
Starbucks Corp.		19,500	1,118,910
			3,082,091
Multi-Utilities(0.4%)
Wisconsin Energy Corp.		24,910	917,684

Oil, Gas & Consumable Fuels (0.7%)
BP PLC, ADR		37,000	1,606,170

Pharmaceuticals (1.0%)
Novartis AG, ADR		11,500	634,455
Pfizer, Inc.		69,768	1,599,780
			2,234,235
Real Estate Investment Trusts (2.5%)
Annaly Capital Management, Inc.		128,101	2,090,608
Hospitality Properties Trust		35,000	965,300
Starwood Property Trust, Inc.		97,000	2,024,390
UDR, Inc.		32,000	842,560
			5,922,858
Semiconductors & Semiconductor Equipment (0.5%)
Intel Corp.		42,000	1,192,800

Telecommunication Services (0.9%)
Telstra Corp., Ltd.	AUD	560,000	2,065,562

Tobacco (1.0%)
Altria Group, Inc.		$31,850	1,025,888
Philip Morris International, Inc.		14,515	1,299,238
			2,325,126
Total Common Stocks			24,812,904

Investment Companies (0.9%)
American Income Fund, Inc.		135,400	1,071,014
Eaton Vance Tax-Advantaged Dividend Income Fund		23,600	391,760
Invesco Van Kampen Senior Income Trust		152,000	729,600
Total Investment Companies			2,192,374

Convertible Preferred Stocks (2.5%)
Automobiles (0.6%)
General Motors Co., Series B, 4.75%		34,200	1,335,168

Electric-Integrated(0.4%)
NextEra Energy, Inc., 8.38%		20,000	1,014,600

Gold Mining (0.7%)
AngloGold Ashanti Holdings Finance PLC, 6.00%		37,550	1,550,815

Oil, Gas & Consumable Fuels (0.4%)
Apache Corp., Series D, 6.00%		17,500	929,600

Continued

5

Strategic Income

Schedule of Investments, continued

April 30, 2012 (Unaudited)

Real Estate Investment Trusts (0.4%)
Health Care, Inc., Series I, 6.50%	20,000	1,067,600

Total Convertible Preferred Stocks		5,897,783

Preferred Stocks (34.2%)
Capital Markets (0.5%)
Ameriprise Financial, Inc., 7.75%	40,550	1,159,730

Cellular Telecom (0.5%)
United States Cellular Corp., 6.95%	46,700	1,230,545

Closed-end Funds (0.5%)
Source Capital, Inc., 2.40%	35,600	1,246,000

Commercial Banks (0.6%)
First Niagara Financial Group, Inc., Series B, 8.63%	37,000	1,048,580
US Bancorp, Series B, 3.50%	20,000	451,800
		1,500,380
Commercial Banks Non-U.S. (1.0%)
Lloyds Banking Group PLC, 7.75% (d)	87,000	2,275,920

Commercial Banks-Southern U.S. (1.1%)
BB&T Capital Trust VI, 9.60%	36,000	938,880
BB&T Capital Trust VII, 8.10%	40,000	1,028,000
First Tennessee Bank NA, 3.75%	1,000	679,063
		2,645,943
Diversified Financial Services (1.4%)
Citigroup Capital VII, 7.13%	74,225	1,877,893
Citigroup Capital XII, 8.50%	20,000	514,800
Citigroup Capital XIII, 7.88%	30,000	798,900
		3,191,593
Electric-Integrated(2.8%)
Alabama Power Co., 6.45%	35,000	1,001,000
DTE Energy Co., 6.50%	51,000	1,415,250
Entergy Louisiana LLC, 5.88%	20,000	544,200
Entergy Mississippi, Inc., 6.00%	30,000	825,600
Southern California Edison Co., 0.47% (a) (d)	21,150	2,101,252
Xcel Energy, Inc., 7.60%	33,000	854,700
		6,742,002
Finance-Credit Card (0.4%)
MBNA Capital, Series D, 8.13%	40,466	1,025,813

Finance-Investment Banker / Broker (2.2%)
Credit Suisse, Ltd., 7.90%	71,800	1,884,750
JP Morgan Chase Capital XXIX, 6.70%	47,300	1,227,908
Merrill Lynch Preferred Capital Trust III, 7.00%	24,800	613,552
Morgan Stanley Capital Trust VIII, 6.45%	43,100	1,058,105
Stifel Financial Corp., 6.70%	18,500	501,886
		5,286,201

Continued

6

Strategic Income

Schedule of Investments, continued

April 30, 2012 (Unaudited)

Finance-Mortgage Loan / Banker (0.3%)
Countrywide Capital IV, 6.75%	26,500	629,110

Financial Guarantee Insurance (0.5%)
Assured Guaranty Municipal Holdings, Inc., 6.25%	50,000	1,187,000

Independent Power Producers & Energy Traders (0.3%)
Constellation Energy Group, Inc., Series A, 8.63%	23,000	614,330

Insurance (2.2%)
Endurance Specialty Holdings, Ltd., Series B, 7.50%	100,250	2,634,570
MetLife, Inc., Series A, 4.00%	59,000	1,449,630
RenaissanceRe Holdings, Ltd., Series D, 6.60%	44,235	1,112,510
		5,196,710
Investment Management / Advisor Services (0.4%)
Deutsche Bank Contingent Capital Trust III, 7.60%	36,000	925,560

Life / Health Insurance (0.9%)
AAG Holding Co., Inc., 7.25%	15,200	382,888
Aviva PLC, 8.25%	70,400	1,856,448
		2,239,336
Multi-line Insurance (0.8%)
Allianz SE, 8.38%	30,000	792,189
American Financial Group, Inc., 7.00%	46,000	1,196,000
		1,988,189
Property / Casualty Insurance (0.8%)
Arch Capital Group, Ltd., Series C, 6.75%	75,000	1,926,000

Real Estate Investment Trusts (11.1%)
Alexandria Real Estate Equities, Inc., Series E, 6.45%	54,000	1,354,860
CBL & Associates Properties, Inc., Series D, 7.38%	121,500	3,065,445
CommonWealth, Series E, 7.25%	20,000	504,200
Digital Realty Trust, Inc., Series E, 7.00%	95,000	2,516,550
Duke Realty Corp., Series K, 6.50%	36,000	900,720
Duke Realty Corp., Series L, 6.60%	36,500	917,975
Equity Residential, Series N, 6.48% (d)	51,350	1,289,399
Harris Preferred Capital Corp., Series A, 7.38%	31,800	805,176
Kimco Realty Corp., Series H, 6.90%	70,000	1,887,900
Kimco Realty Corp., Series I, 6.00%	74,600	1,867,238
PS Business Parks, Inc., Series S, 6.45%	46,000	1,201,060
Public Storage, Series P, 5.90%	92,000	2,380,040
Public Storage, Series P, 6.50%	37,000	999,740
Realty Income Corp., Series F, 6.63%	70,800	1,872,660
Regency Centers Corp., Series 6, 6.63%	75,000	1,916,250
Vornado Realty L.P., 7.88% (d)	73,775	2,047,256
Vornado Realty Trust, Series J, 6.88%	26,000	704,860
		26,231,329
Special Purpose Entity (0.8%)
Corporate-Backed Trust Certificates, 6.25%	80,500	1,817,575

Super-Regional Banks-U.S.(3.4%)
National City Capital Trust III, 6.63%	20,000	507,800
PNC Financial Services Group, Inc., Series P, 6.13%	76,000	1,922,800
US Bancorp, Series F, 6.50%	73,200	1,980,792
US Bancorp, Series G, 6.00%	70,000	1,806,000
USB Capital XII, 6.30%	40,000	1,015,200

Continued

7

Strategic Income

Schedule of Investments, continued

April 30, 2012 (Unaudited)

Wells Fargo Capital XII, 7.88%	30,000	788,400
		8,020,992
Telephone-Integrated(0.7%)
Telephone & Data Systems, Inc., 6.88%	57,000	1,537,290

Transportation-Marine(1.0%)
Seaspan Corp., Series C, 9.50%	85,050	2,310,809

Total Preferred Stocks		80,928,357

Investments in Affiliates (1.2%)
Fifth Third Institutional Money Market Fund (c)	2,846,607	2,846,607

Total Investments in Affiliates		2,846,607

Total Investments (Cost $225,746,821) – 99.4%		235,269,257

Other assets in excess of liabilities - 0.6%		1,531,044

NET ASSETS - 100.0%		$236,800,301

Notes to Schedule of Investments
(a) Variable rate security. Rate presented represents rate in effect at April 30, 2012.
(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(c) Investment is in Institutional Shares of underlying fund.
(d) All or part of this security has been designated as collateral for futures contracts, or forward foreign currency contracts.
(e) Illiquid Securities.
(f) Perpetual Maturity. Callable any time after first call date. Maturity date is next call date.
(g) Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below a stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.

The following abbreviations are used in the Schedule of Investments:
ABS - Asset-Backed Security
ADR - American Depositary Receipt
AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
CMBS - Commercial Mortgage-Backed Security
CMO - Collateralized Mortgage Obligation
GBP – British Pound
IO - Interest Only
NZD – New Zealand Dollar
PAC - Planned Amortization Class
PLN – Polish Zloty
WL - Whole Loan

Continued

8

Strategic Income

Schedule of Investments, continued

April 30, 2012 (Unaudited)

At April 30, 2012, Strategic Income's investments were in the following countries:

Country
Australia	3.5%
Bermuda	2.4%
Brazil	0.9%
Canada	2.2%
Cayman Islands	0.2%
France	0.3%
Germany	0.3%
Great Britain	3.0%
Isle Of Man	1.1%
Luxembourg	0.4%
Marshall Island	1.0%
New Zealand	1.7%
Poland	1.0%
South Korea	1.0%
Switzerland	1.1%
United States	79.9%

Total	100.0%

See notes to schedules of investments.

9

LifeModel AggressiveSM

Schedule of Investments

April 30, 2012 (Unaudited)

	Shares	Value
Investments in Affiliates (a)(100.1%)
Fifth Third All Cap Value Fund	562,664	$9,278,335
Fifth Third Disciplined Large Cap Value Fund	1,452,141	16,423,708
Fifth Third Institutional Money Market Fund	1,474,589	1,474,589
Fifth Third International Equity Fund	1,968,983	14,609,853
Fifth Third Mid Cap Growth Fund *	730,048	9,709,638
Fifth Third Quality Growth Fund *	958,409	17,663,481
Fifth Third Short Term Bond Fund	108,816	1,040,282
Fifth Third Small Cap Growth Fund *	529,128	4,815,066
Fifth Third Small Cap Value Fund	242,303	4,569,837
Fifth Third Strategic Income Fund	189,222	2,017,107
Fifth Third Structured Large Cap Plus Fund	1,349,112	18,523,311
Fifth Third Total Return Bond Fund	165,913	1,569,531
Total Investments in Affiliates		101,694,738

Total Investments (Cost $86,980,927) - 100.1%		101,694,738

Liabilities in excess of other assets - (0.1)%		(146,452)

NET ASSETS - 100.0%		$101,548,286

Notes to Schedule of Investments
*	Non-income producing security.
(a)	Investment is in Institutional Shares of underlying fund.

See notes to schedules of investments.

1

LifeModel Moderately AggressiveSM

Schedule of Investments

April 30, 2012 (Unaudited)

	Shares	Value
Investments in Affiliates (a) (100.2%)
Fifth Third All Cap Value Fund	734,513	$12,112,117
Fifth Third Disciplined Large Cap Value Fund	1,909,439	21,595,753
Fifth Third Institutional Money Market Fund	2,629,485	2,629,485
Fifth Third International Equity Fund	2,594,466	19,250,937
Fifth Third Mid Cap Growth Fund *	972,828	12,938,610
Fifth Third Quality Growth Fund *	1,293,718	23,843,229
Fifth Third Short Term Bond Fund	1,017,316	9,725,540
Fifth Third Small Cap Growth Fund *	715,438	6,510,487
Fifth Third Small Cap Value Fund	355,819	6,710,746
Fifth Third Strategic Income Fund	474,549	5,058,695
Fifth Third Structured Large Cap Plus Fund	1,682,501	23,100,743
Fifth Third Total Return Bond Fund	2,746,378	25,980,731
Total Investments in Affiliates		169,457,073

Total Investments (Cost $146,169,475) - 100.2%		169,457,073

Liabilities in excess of other assets - (0.2)%		(320,688)

NET ASSETS - 100.0%		$169,136,385

Notes to Schedule of Investments
*	Non-income producing security.
(a)	Investment is in Institutional Shares of underlying fund.

See notes to schedules of investments.

1

LifeModel ModerateSM

Schedule of Investments

April 30, 2012 (Unaudited)

	Shares	Value
Investments in Affiliates (a) (99.9%)
Fifth Third All Cap Value Fund	792,843	$13,073,983
Fifth Third Disciplined Large Cap Value Fund	2,168,145	24,521,716
Fifth Third Institutional Money Market Fund	8,263,320	8,263,320
Fifth Third International Equity Fund	2,532,806	18,793,418
Fifth Third Mid Cap Growth Fund *	1,063,441	14,143,769
Fifth Third Quality Growth Fund *	1,319,461	24,317,658
Fifth Third Short Term Bond Fund	2,738,523	26,180,284
Fifth Third Small Cap Growth Fund *	668,784	6,085,932
Fifth Third Small Cap Value Fund	332,351	6,268,146
Fifth Third Strategic Income Fund	1,128,844	12,033,476
Fifth Third Structured Large Cap Plus Fund	1,752,588	24,063,028
Fifth Third Total Return Bond Fund	7,268,880	68,763,609
Total Investments in Affiliates		246,508,339

Total Investments (Cost $221,964,965) - 99.9%		246,508,339

Other assets in excess of liabilities - 0.1%		165,002

NET ASSETS - 100.0%		$246,673,341

Notes to Schedule of Investments
*	Non-income producing security.
(a)	Investment is in Institutional Shares of underlying fund.

See notes to schedules of investments.

1

LifeModel Moderately ConservativeSM

Schedule of Investments

April 30, 2012 (Unaudited)

	Shares	Value
Investments in Affiliates (a) (100.0%)
Fifth Third All Cap Value Fund	123,883	$2,042,823
Fifth Third Disciplined Large Cap Value Fund	341,208	3,859,062
Fifth Third Institutional Money Market Fund	536,004	536,004
Fifth Third International Equity Fund	433,480	3,216,422
Fifth Third Mid Cap Growth Fund *	163,442	2,173,785
Fifth Third Quality Growth Fund *	223,133	4,112,346
Fifth Third Short Term Bond Fund	694,608	6,640,449
Fifth Third Small Cap Growth Fund *	124,114	1,129,438
Fifth Third Small Cap Value Fund	61,725	1,164,126
Fifth Third Strategic Income Fund	239,845	2,556,744
Fifth Third Structured Large Cap Plus Fund	273,970	3,761,615
Fifth Third Total Return Bond Fund	1,872,517	17,714,014
Total Investments in Affiliates		48,906,828

Total Investments (Cost $43,796,841) - 100.0%		48,906,828

Other assets in excess of liabilities - 0.0%		4,436

NET ASSETS - 100.0%		$48,911,264

Notes to Schedule of Investments
*	Non-income producing security.
(a)	Investment is in Institutional Shares of underlying fund.

See notes to schedules of investments.

1

LifeModel ConservativeSM

Schedule of Investments

April 30, 2012 (Unaudited)

	Shares	Value
Investments in Affiliates (a) (100.8%)
Fifth Third All Cap Value Fund	54,248	$894,546
Fifth Third Disciplined Large Cap Value Fund	144,532	1,634,653
Fifth Third Institutional Money Market Fund	980,535	980,535
Fifth Third International Equity Fund	172,862	1,282,634
Fifth Third Mid Cap Growth Fund *	71,606	952,361
Fifth Third Quality Growth Fund *	92,558	1,705,842
Fifth Third Short Term Bond Fund	790,693	7,559,029
Fifth Third Small Cap Growth Fund *	44,756	407,279
Fifth Third Small Cap Value Fund	21,661	408,534
Fifth Third Strategic Income Fund	189,117	2,015,983
Fifth Third Structured Large Cap Plus Fund	111,605	1,532,339
Fifth Third Total Return Bond Fund	2,219,112	20,992,800
Total Investments in Affiliates		40,366,535

Total Investments (Cost $38,696,461) - 100.8%		40,366,535

Liabilities in excess of other assets - (0.8)%		(310,971)

NET ASSETS - 100.0%		$40,055,564

Notes to Schedule of Investments
*	Non-income producing security.
(a)	Investment is in Institutional Shares of underlying fund.

See notes to schedules of investments.

1

High Yield Bond

Schedule of Investments

April 30, 2012 (Unaudited)

	Principal Amount	Value
Convertible Bonds (0.2%)
Building Products-Cement & Aggregate (0.2%)
US Concrete, Inc., 9.50%, 8/31/15 (b)	$201,000	$204,015

Total Convertible Bonds		204,015

Corporate Bonds (86.6%)
Advertising Sales (1.1%)
Clear Channel Worldwide Holdings, Inc., 7.63%, 3/15/20, (Callable 3/15/15 @ 105.719) (b)	663,000	654,725
Clear Channel Worldwide Holdings, Inc., Series B, 9.25%, 12/15/17, (Callable 12/15/12 @ 106.9375)	79,000	86,604
Lamar Media Corp., 5.88%, 2/1/22, (Callable 2/1/17 @ 102.938) (b)	440,000	452,100
		1,193,429
Aerospace & Defense (1.0%)
BE Aerospace, Inc., 8.50%, 7/1/18, (Callable 7/1/13 @ 104.25)	196,000	217,070
TransDigm, Inc., 7.75%, 12/15/18, (Callable 12/15/14 @ 103.875)	750,000	817,500
		1,034,570

Airlines (0.3%)
American Airlines Pass Through Trust, Series 2009-1A, 10.38%, 1/2/21 (d)	198,494	213,877
Continental Airlines Pass Through Trust, Series RJO3, 7.88%, 1/2/20	142,230	142,230
		356,107
Auto / Truck Parts & Equipment-Original (4.7%)
Accuride Corp., 9.50%, 8/1/18, (Callable 8/1/14 @ 104.75) (d)	165,000	175,313
Cooper-Standard Automotive, Inc., 8.50%, 5/1/18, (Callable 5/1/14 @ 104.25)	495,000	534,600
Tenneco, Inc., 6.88%, 12/15/20, (Callable 12/15/15 @ 103.438)	166,000	178,450
Tenneco, Inc., 7.75%, 8/15/18, (Callable 8/15/14 @ 103.875)	700,000	759,500
Tomkins LLC / Tomkins, Inc., 9.00%, 10/1/18, (Callable 10/1/14 @ 104.5)	431,000	479,487
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc., 10.63%, 9/1/17, (Callable 9/1/14 @ 105.313) (b)	1,335,000	1,433,456
Visteon Corp., 6.75%, 4/15/19, (Callable 4/15/14 @ 105.063) (b)	1,300,000	1,339,000
		4,899,806
Auto / Truck Parts & Equipment-Replacement (0.3%)
Exide Technologies, 8.63%, 2/1/18, (Callable 2/1/15 @ 104.313)	333,000	270,563

Auto-Cars / Light Trucks (0.4%)
Chrysler Group LLC / CG Co-Issuer, Inc., 8.25%, 6/15/21, (Callable 6/15/16 @ 104.125) (b)	440,000	455,400

Building & Construction Products-Miscellaneous (0.7%)
Gibraltar Industries, Inc., Series B, 8.00%, 12/1/15, (Callable 5/31/12 @ 102.667)	750,000	771,563

Building-Heavy Construction (0.8%)
Tutor Perini Corp., 7.63%, 11/1/18, (Callable 11/1/14 @ 103.813)	845,000	857,675

Building-Residential / Commercial (1.4%)
Meritage Homes Corp., 7.15%, 4/15/20	1,025,000	1,058,312
Pulte Group, Inc., 6.38%, 5/15/33	539,000	448,718
		1,507,030
Cable / Satellite TV (3.1%)
Cablevision Systems Corp., 8.00%, 4/15/20	250,000	270,000
Cablevision Systems Corp., 8.63%, 9/15/17	350,000	384,125

Continued

1

High Yield Bond

Schedule of Investments, continued

April 30, 2012 (Unaudited)

CCO Holdings LLC / CCO Holdings Capital Corp., 6.50%, 4/30/21, (Callable 4/30/15 @ 104.875)	239,000	249,755
CCO Holdings LLC / CCO Holdings Capital Corp., 7.00%, 1/15/19, (Callable 1/15/14 @ 105.25)	59,000	63,130
CCO Holdings LLC / CCO Holdings Capital Corp., 7.25%, 10/30/17, (Callable 10/30/13 @ 105.438)	300,000	326,250
CCO Holdings LLC / CCO Holdings Capital Corp., 7.88%, 4/30/18, (Callable 4/30/13 @ 105.906)	344,000	372,380
CCO Holdings LLC / CCO Holdings Capital Corp., 8.13%, 4/30/20, (Callable 4/30/15 @ 104.063)	215,000	240,800
Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.63%, 11/15/17, (Callable 11/15/12 @ 106.469) (b)	940,000	1,015,200
DISH DBS Corp., 7.88%, 9/1/19	309,000	357,667
		3,279,307
Capacitors (1.7%)
Kemet Corp., 10.50%, 5/1/18, (Callable 5/1/14 @ 105.25) (b)	1,000,000	1,070,000
Kemet Corp., 10.50%, 5/1/18, (Callable 5/1/14 @ 105.25)	647,000	695,525
		1,765,525

Cellular Telecom (2.6%)
MetroPCS Wireless, Inc., 7.88%, 9/1/18, (Callable 9/1/14 @ 103.938)	233,000	238,825
NII Capital Corp., 7.63%, 4/1/21, (Callable 4/1/16 @ 103.813)	1,327,000	1,234,110
Sprint Capital Corp., 6.88%, 11/15/28	239,000	178,652
Sprint Nextel Corp., 9.00%, 11/15/18 (b)	967,000	1,064,909
		2,716,496
Chemicals-Diversified(0.5%)
LyondellBasell Industries NV, 6.00%, 11/15/21 (b)	500,000	540,000

Chemicals-Plastics(0.1%)
PolyOne Corp., 7.38%, 9/15/20, (Callable 9/15/15 @ 103.688)	106,000	113,420

Coal (2.0%)
Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp., 8.50%, 12/15/19, (Callable 12/15/14 @ 104.25)	304,000	309,320
Consol Energy, Inc., 8.00%, 4/1/17, (Callable 4/1/14 @ 104)	106,000	111,830
Consol Energy, Inc., 8.25%, 4/1/20, (Callable 4/1/15 @ 104.125)	106,000	111,300
Peabody Energy Corp., 6.00%, 11/15/18 (b)	707,000	717,605
Penn Virginia Resource Partners L.P. / Penn Virginia Resource Finance Corp., 8.25%, 4/15/18, (Callable 4/15/14 @ 104.125)	841,000	864,127
		2,114,182
Commercial Services (1.2%)
Iron Mountain, Inc., 8.00%, 6/15/20, (Callable 6/15/13 @ 104)	295,000	312,331
Liberty Tire Recycling, 11.00%, 10/1/16, (Callable 10/1/13 @ 105.5) (b)	340,000	320,450
ServiceMaster Co., 8.00%, 2/15/20, (Callable 2/15/15 @ 106) (b)	574,000	614,180
		1,246,961

Construction Materials (0.4%)
Vulcan Materials Co., 7.50%, 6/15/21	350,000	387,625

Consumer Products-Miscellaneous (0.3%)
Central Garden and Pet Co., 8.25%, 3/1/18, (Callable 3/1/14 @ 104.125)	327,000	337,219

Containers-Metal / Glass (0.1%)
BWAY Holding Co., 10.00%, 6/15/18, (Callable 6/15/14 @ 105)	100,000	110,000

Continued

2

High Yield Bond

Schedule of Investments, continued

April 30, 2012 (Unaudited)

Data Processing / Management (b) (2.2%)
Fidelity National Information Services, Inc., 5.00%, 3/15/22, (Callable 3/15/17 @ 102.5)	1,929,000	1,929,000
First Data Corp., 8.88%, 8/15/20, (Callable 8/15/15 @ 104.438)	331,000	359,962
		2,288,962
Diversified Banks (2.6%)
Ally Financial, Inc., 5.50%, 2/15/17 (d)	844,000	862,593
Ally Financial, Inc., 7.38%, 12/16/44, (Callable 6/6/12 @ 25) (e)	18,226	425,942
Ally Financial, Inc., 8.00%, 11/1/31	1,274,000	1,440,517
		2,729,052
Diversified Manufacturing Operations (2.4%)
Amsted Industries, Inc., 8.13%, 3/15/18, (Callable 3/15/14 @ 104.063) (b) (d)	420,000	451,500
Griffon Corp., 7.13%, 4/1/18, (Callable 4/1/14 @ 105.344)	261,000	272,419
JB Poindexter & Co., Inc., 9.00%, 4/1/22, (Callable 4/1/17 @ 104.5) (b)	1,054,000	1,072,445
JM Huber Corp., 9.88%, 11/1/19, (Callable 11/1/15 @ 104.938) (b)	356,000	377,360
Koppers, Inc., 7.88%, 12/1/19, (Callable 12/1/14 @ 103.938)	296,000	318,200
		2,491,924
Electric-Generation (d) (0.8%)
AES Corp. (The), 7.38%, 7/1/21 (b)	380,000	422,750
AES Corp. (The), 8.00%, 10/15/17	400,000	456,000
		878,750
Electric-Integrated(0.1%)
North American Energy Alliance LLC / North American Energy Alliance Finance Corp., 10.88%, 6/1/16, (Callable 6/1/13 @ 105.438) (b)	101,000	111,100

Finance-Consumer Loans (1.7%)
CIT Group, Inc., 7.00%, 5/2/16, (Callable 5/31/12 @ 100)	859,000	861,148
CIT Group, Inc., 7.00%, 5/2/17, (Callable 5/31/12 @ 100)	234,568	235,154
SLM Corp., 6.00%, 1/25/17	725,000	737,688
		1,833,989
Finance-Leasing Company (0.8%)
International Lease Finance Corp., 6.38%, 3/25/13	863,000	884,575

Finance-Mortgage Servicing (0.5%)
PHH Corp., 9.25%, 3/1/16	496,000	505,920

Food-Meat Products (b) (1.0%)
JBS USA LLC / JBS USA Finance, Inc., 7.25%, 6/1/21, (Callable 6/1/15 @ 105.438)	918,000	876,690
JBS USA LLC / JBS USA Finance, Inc., 8.25%, 2/1/20, (Callable 2/1/15 @ 106.188)	200,000	202,500
		1,079,190
Food-Miscellaneous / Diversified (b) (1.1%)
Del Monte Corp., 7.63%, 2/15/19, (Callable 2/15/14 @ 103.813)	351,000	354,510
Post Holdings, Inc., 7.38%, 2/15/22, (Callable 2/15/17 @ 103.688)	733,000	762,320
		1,116,830
Food-Retail(0.6%)
BI-LO LLC / BI-LO Finance Corp., 9.25%, 2/15/19, (Callable 2/15/15 @ 104.625) (b)	434,000	468,178
Ingles Markets, Inc., 8.88%, 5/15/17, (Callable 5/15/13 @ 104.438)	132,000	142,890
		611,068
Funeral Services & Related Items (1.2%)
Service Corp. International, 8.00%, 11/15/21	540,000	616,950

Continued

3

High Yield Bond

Schedule of Investments, continued

April 30, 2012 (Unaudited)

Stewart Enterprises, Inc., 6.50%, 4/15/19, (Callable 4/15/14 @ 104.875)	250,000	261,250
Stonemor Operating LLC / Cornerstone Family Services of WV / Osiris Holding, 10.25%, 12/1/17, (Callable 12/1/13 @ 105.125)	389,000	368,091
		1,246,291
Gas-Transportation(1.0%)
Sabine Pass Liquified Natural Gas L.P., 7.25%, 11/30/13	829,000	868,377
Sabine Pass Liquified Natural Gas L.P., 7.50%, 11/30/16	205,000	219,863
		1,088,240
Home Furnishings (0.1%)
Sealy Mattress Co., 8.25%, 6/15/14, (Callable 5/31/12 @ 101.375)	130,000	129,350

Independent Power Producer (1.0%)
Calpine Corp., 7.50%, 2/15/21, (Callable 11/1/15 @ 103.75) (b)	290,000	310,300
Calpine Corp., 7.88%, 1/15/23, (Callable 1/15/17 @ 103.938) (b)	400,000	431,000
GenOn Energy, Inc., 7.63%, 6/15/14	85,000	86,700
NRG Energy, Inc., 7.88%, 5/15/21, (Callable 5/15/16 @ 103.938) (b)	182,000	177,905
		1,005,905
Machinery-Farm(1.1%)
Case New Holland, Inc., 7.88%, 12/1/17	946,000	1,102,090

Media (0.4%)
AMC Networks, Inc., 7.75%, 7/15/21, (Callable 7/15/16 @ 103.875) (b) (d)	337,000	376,598

Medical Instruments (0.2%)
Accellent, Inc., 8.38%, 2/1/17, (Callable 2/1/13 @ 106.281) (d)	244,000	246,135

Medical Products (0.0%)
Universal Hospital Services, Inc., 4.12%, 6/1/15, (Callable 5/31/12 @ 100) (a)	21,000	19,898

Medical-Drugs(0.2%)
Grifols, Inc., 8.25%, 2/1/18, (Callable 2/1/14 @ 106.188)	230,000	246,388

Medical-Hospitals(2.3%)
Capella Healthcare, Inc., 9.25%, 7/1/17, (Callable 7/1/13 @ 106.938)	736,000	745,200
HCA, Inc., 5.88%, 3/15/22	600,000	609,750
HCA, Inc., 6.50%, 2/15/20	992,000	1,061,440
		2,416,390
Medical-Outpatient / Home Medical (1.4%)
Apria Healthcare Group, Inc., 11.25%, 11/1/14, (Callable 5/31/12 @ 105.625) (d)	564,000	586,560
Res-Care, Inc., 10.75%, 1/15/19, (Callable 1/15/15 @ 105.375)	813,000	903,446
		1,490,006
Metal Processors & Fabricators (0.5%)
Dynacast International LLC / Dynacast Finance, Inc., 9.25%, 7/15/19, (Callable 7/15/15 @ 104.625) (b)	457,000	479,850

Metal-Aluminum(0.9%)
Aleris International, Inc., 7.63%, 2/15/18, (Callable 2/15/14 @ 105.719) (b) (d)	918,000	957,015

Multi-line Insurance (0.3%)
MetLife, Inc., 10.75%, 8/1/69, (Callable 8/1/34 @ 100)	250,000	347,500

Multimedia (0.6%)
Entravision Communications Corp., 8.75%, 8/1/17, (Callable 8/1/13 @ 106.563)	608,000	641,440

Continued

4

High Yield Bond

Schedule of Investments, continued

April 30, 2012 (Unaudited)

Mutual Insurance (0.4%)
Liberty Mutual Group, Inc., 7.80%, 3/7/87 (b)	400,000	392,000

Oil & Gas Drilling (0.3%)
Atwood Oceanics, Inc., 6.50%, 2/1/20, (Callable 2/1/16 @ 103.25)	300,000	315,750

Oil & Gas Exploration & Production (3.1%)
Bill Barrett Corp., 7.00%, 10/15/22, (Callable 10/15/17 @ 103.5)	1,000,000	965,000
Chesapeake Energy Corp., 6.63%, 8/15/20	444,000	432,900
Hilcorp Energy I L.P. / Hilcorp Finance Co., 7.63%, 4/15/21, (Callable 10/1/15 @ 103.813) (b)	170,000	183,600
Linn Energy LLC / Linn Energy Finance Corp., 8.63%, 4/15/20, (Callable 4/15/15 @ 104.313)	1,330,000	1,453,025
Newfield Exploration Co., 6.88%, 2/1/20, (Callable 2/1/15 @ 103.438)	188,000	199,750
		3,234,275
Oil Field Services (1.8%)
Basic Energy Services, Inc., 7.13%, 4/15/16, (Callable 5/31/12 @ 102.375)	457,000	463,855
Basic Energy Services, Inc., 7.75%, 2/15/19, (Callable 2/15/15 @ 103.875)	293,000	298,860
Exterran Holdings, Inc., 7.25%, 12/1/18, (Callable 12/1/13 @ 105.438)	700,000	672,000
Helix Energy Solutions Group, Inc., 9.50%, 1/15/16, (Callable 5/31/12 @ 104.75) (b)	148,000	155,400
Pioneer Drilling Co., 9.88%, 3/15/18, (Callable 3/15/14 @ 104.938) (b)	250,000	263,750
		1,853,865
Oil Refining & Marketing (0.6%)
Coffeyville Resources LLC / Coffeyville Finance, Inc., 10.88%, 4/1/17, (Callable 4/1/13 @ 108.156) (b)	520,000	586,300

Paper & Related Products (b) (2.7%)
Longview Fibre Paper & Packaging, Inc., 8.00%, 6/1/16, (Callable 6/1/13 @ 104)	680,000	686,800
Monaco SpinCo, Inc., 6.75%, 4/30/20, (Callable 4/30/17 @ 103.375)	1,583,000	1,630,490
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC, 7.13%, 4/15/19, (Callable 10/15/14 @ 103.563)	400,000	418,000
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC, 7.75%, 10/15/16, (Callable 10/15/12 @ 103.875)	60,000	63,450
		2,798,740
Pharmacy Services (1.4%)
Omnicare, Inc., 7.75%, 6/1/20, (Callable 6/1/15 @ 103.875)	1,313,000	1,444,300

Pipelines (8.1%)
Atlas Pipeline Partners L.P., 8.75%, 6/15/18, (Callable 6/15/13 @ 104.375)	728,000	784,420
Copano Energy LLC / Copano Energy Finance Corp., 7.13%, 4/1/21, (Callable 4/1/16 @ 103.563)	450,000	474,750
Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 7.75%, 4/1/19, (Callable 4/1/15 @ 103.875) (b)	704,000	716,320
Enterprise Products Operating LLC, 7.00%, 6/1/67, (Callable 6/1/17 @ 100) (a)	1,000,000	1,002,500
Enterprise Products Operating LLC, Series A, 8.38%, 8/1/66, (Callable 8/1/16 @ 100) (a)	346,000	375,410
Genesis Energy L.P. / Genesis Energy Finance Corp., 7.88%, 12/15/18, (Callable 12/15/14 @ 103.938) (b)	835,000	860,050
Martin Midstream Partners L.P. / Martin Midstream Finance Corp., 8.88%, 4/1/18, (Callable 4/1/14 @ 104.438)	906,000	924,120
Midcontinent Express Pipeline LLC, 6.70%, 9/15/19 (b)	1,000,000	1,021,711
NGPL PipeCo LLC, 6.51%, 12/15/12 (b)	958,000	954,584
Regency Energy Partners L.P. / Regency Energy Finance Corp., 6.88%, 12/1/18, (Callable 12/1/14 @ 103.438)	600,000	636,000
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 6.38%, 8/1/22, (Callable 2/1/17 @ 103.188) (b)	500,000	503,750

 Continued

5

High Yield Bond

Schedule of Investments, continued

April 30, 2012 (Unaudited)

Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 7.88%, 10/15/18, (Callable 10/15/14 @ 103.938)	250,000	270,000
		8,523,615
Printing-Commercial(1.4%)
Cenveo Corp., 7.88%, 12/1/13, (Callable 5/31/12 @ 100)	274,000	250,025
Cenveo Corp., 8.88%, 2/1/18, (Callable 2/1/14 @ 104.438)	1,088,000	1,000,960
RR Donnelley & Sons Co., 7.25%, 5/15/18	61,000	59,017
RR Donnelley & Sons Co., 7.63%, 6/15/20	132,000	125,235
		1,435,237
Real Estate Investment Trusts (1.2%)
MPT Operating Partnership LP / MPT Finance Corp., 6.88%, 5/1/21, (Callable 5/1/16 @ 103.438)	723,000	755,535
Omega Healthcare Investors, Inc., 6.75%, 10/15/22, (Callable 10/15/15 @ 103.375)	495,000	519,750
		1,275,285
Recreational Centers (0.6%)
Equinox Holdings, Inc., 9.50%, 2/1/16, (Callable 2/1/13 @ 104.75) (b)	540,000	579,825

Rental Auto / Equipment (1.4%)
United Rentals North America, Inc., 9.25%, 12/15/19, (Callable 12/15/14 @ 104.625)	308,000	343,420
UR Financing Escrow Corp., 5.75%, 7/15/18, (Callable 7/15/15 @ 102.875) (b)	82,000	84,665
UR Financing Escrow Corp., 7.38%, 5/15/20, (Callable 5/15/16 @ 103.688) (b)	391,000	410,550
UR Financing Escrow Corp., 7.63%, 4/15/22, (Callable 4/15/17 @ 103.813) (b)	564,000	596,430
		1,435,065
Retail-Apparel / Shoe (0.4%)
Limited Brands, Inc., 5.63%, 2/15/22	397,000	399,481

Retail-Automobile(0.4%)
Asbury Automotive Group, Inc., 7.63%, 3/15/17, (Callable 5/31/12 @ 103.813) (d)	18,000	18,608
Autonation, Inc., 5.50%, 2/1/20	355,000	362,100
		380,708
Retail-Mail Order (0.4%)
QVC, Inc., 7.50%, 10/1/19, (Callable 10/1/14 @ 103.75) (b)	419,000	460,900

Retail-Propane Distributors (0.7%)
AmeriGas Finance LLC / AmeriGas Finance Corp., 7.00%, 5/20/22, (Callable 5/20/17 @ 103.5) (d)	673,000	686,460

Rubber-Tires(0.8%)
Goodyear Tire & Rubber Co. (The), 8.75%, 8/15/20	814,000	885,225

Satellite Telecom (b) (0.1%)
Hughes Satellite Systems Corp., 6.50%, 6/15/19	63,000	67,410
Hughes Satellite Systems Corp., 7.63%, 6/15/21	17,000	18,424
		85,834
Special Purpose Entity (1.0%)
Holly Energy Partners L.P. / Holly Energy Finance Corp., 8.25%, 3/15/18, (Callable 3/15/14 @ 104.125) (b)	950,000	1,014,125

Steel Pipe & Tube (0.4%)
Mueller Water Products, Inc., 7.38%, 6/1/17, (Callable 6/1/12 @ 103.688)	460,000	461,150

Steel-Producers(2.3%)
AK Steel Corp., 7.63%, 5/15/20, (Callable 5/15/15 @ 103.813) (d)	529,000	507,840

Continued

6

High Yield Bond

Schedule of Investments, continued

April 30, 2012 (Unaudited)

JMC Steel Group, 8.25%, 3/15/18, (Callable 3/15/14 @ 106.188) (b)	850,000	879,750
Steel Dynamics, Inc., 7.63%, 3/15/20, (Callable 3/15/15 @ 103.813)	850,000	935,000
United States Steel Corp., 7.38%, 4/1/20	75,000	76,687
		2,399,277
Telecommunication Equipment (0.8%)
CommScope, Inc., 8.25%, 1/15/19, (Callable 1/15/15 @ 104.125) (b)	749,000	799,557

Telecommunication Services (1.3%)
GCI, Inc., 8.63%, 11/15/19, (Callable 11/15/14 @ 104.313)	750,000	825,000
TW Telecom Holdings, Inc., 8.00%, 3/1/18, (Callable 3/1/14 @ 104)	66,000	72,270
West Corp., 8.63%, 10/1/18, (Callable 10/1/14 @ 104.313)	417,000	457,657
		1,354,927
Telephone-Integrated(4.5%)
CenturyLink, Inc., 6.45%, 6/15/21	859,000	894,025
Cincinnati Bell, Inc., 8.25%, 10/15/17, (Callable 10/15/13 @ 104.125)	660,000	683,100
Frontier Communications Corp., 8.13%, 10/1/18	200,000	210,000
Frontier Communications Corp., 8.50%, 4/15/20	588,000	611,520
Virgin Media Finance PLC, 5.25%, 2/15/22	1,000,000	1,000,000
Windstream Corp., 7.00%, 3/15/19, (Callable 5/31/12 @ 103.5)	750,000	765,000
Windstream Corp., 7.50%, 4/1/23, (Callable 4/1/16 @ 103.75)	158,000	163,925
Windstream Corp., 7.88%, 11/1/17	319,000	352,495
		4,680,065
Transportation-Marine(0.3%)
Navios South American Logistics, Inc. / Navios Logistics Finance US, Inc., 9.25%, 4/15/19, (Callable 4/15/14 @ 106.938) (b)	312,000	285,480

Vitamins & Nutrition Products (0.3%)
NBTY, Inc., 9.00%, 10/1/18, (Callable 10/1/14 @ 104.5)	250,000	275,938

Web Hosting / Design (0.9%)
Equinix, Inc., 7.00%, 7/15/21, (Callable 7/15/16 @ 103.5)	550,000	600,875
Equinix, Inc., 8.13%, 3/1/18, (Callable 3/1/14 @ 104.063)	344,000	380,120
		980,995
Wire & Cable Products (0.2%)
Belden, Inc., 7.00%, 3/15/17, (Callable 5/31/12 @ 103.5)	210,000	215,775

Wireless Equipment (1.1%)
Viasat, Inc., 6.88%, 6/15/20, (Callable 6/15/16 @ 103.438) (b)	250,000	253,125
Viasat, Inc., 8.88%, 9/15/16, (Callable 9/15/12 @ 106.656) (d)	814,000	881,155
		1,134,280
Total Corporate Bonds		90,655,768

Foreign Bonds (10.2%)
Auto / Truck Parts & Equipment-Original (0.2%)
International Automotive Components Group SL, 9.13%, 6/1/18, (Callable 6/1/15 @ 104.563) (b)	264,000	242,880

Building & Construction Products-Miscellaneous (0.3%)
Calcipar SA, 6.88%, 5/1/18, (Callable 5/1/15 @ 103.438) (b)	320,000	328,000

Diversified Minerals (1.1%)
FMG Resources Property, Ltd., 6.88%, 4/1/22, (Callable 4/1/17 @ 103.438) (b)	1,168,000	1,185,520

Continued

7

High Yield Bond

Schedule of Investments, continued

April 30, 2012 (Unaudited)

Diversified Operations (0.7%)
Stena AB, 7.00%, 12/1/16, (Callable 5/31/12 @ 101.167) (d)	711,000	711,000

Electric-Generation(0.4%)
Intergen NV, 9.00%, 6/30/17, (Callable 6/30/12 @ 104.5) (b) (d)	400,000	410,500

Electric-Integrated(0.8%)
EDP Finance BV, 6.00%, 2/2/18 (b)	900,000	796,090

Forestry (0.8%)
Tembec Industries, Inc., 11.25%, 12/15/18, (Callable 12/15/14 @ 105.625)	676,000	723,320
Tembec Industries, Inc., 11.25%, 12/15/18, (Callable 12/15/14 @ 105.625) (b)	77,000	82,390
		805,710
Metal-Aluminum(0.2%)
Novelis, Inc., 8.38%, 12/15/17, (Callable 12/15/13 @ 106.281)	175,000	189,000

Oil & Gas Exploration & Production (b) (0.9%)
MEG Energy Corp., 6.50%, 3/15/21, (Callable 3/15/15 @ 104.875)	215,000	226,288
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/1/18, (Callable 6/1/15 @ 104.25)	737,000	764,637
		990,925
Oil Field Services (1.1%)
Expro Finance Luxembourg SCA, 8.50%, 12/15/16, (Callable 12/15/13 @ 104.25) (b)	1,153,000	1,118,410

Paper & Related Products (1.1%)
Cascades, Inc., 7.75%, 12/15/17, (Callable 12/15/13 @ 103.875)	499,000	494,010
Cascades, Inc., 7.88%, 1/15/20, (Callable 1/15/15 @ 103.938)	720,000	703,800
		1,197,810
Satellite Telecom (0.4%)
Intelsat Jackson Holdings SA, 7.25%, 4/1/19, (Callable 4/1/15 @ 103.625) (b)	394,000	410,745

Telecommunication Services (b) (0.6%)
Wind Acquisition Finance SA, 7.25%, 2/15/18, (Callable 11/15/13 @ 105.438)	201,000	189,945
Wind Acquisition Finance SA, 11.75%, 7/15/17, (Callable 7/15/13 @ 105.875)	432,000	424,440
		614,385
Television (0.9%)
Videotron Ltee, 5.00%, 7/15/22 (b)	900,000	897,750

Transportation-Marine(0.7%)
Navios Maritime Holdings, Inc. / Navios Maritime Finance II US, Inc., 8.13%, 2/15/19, (Callable 2/15/15 @ 104.063)	848,000	752,600

Total Foreign Bonds		10,651,325

	Shares
Investments in Affiliates (3.9%)
Fifth Third Institutional Money Market Fund (c)	4,121,836	4,121,836

Total Investments in Affiliates		4,121,836

Total Investments (Cost $103,533,345) - 100.9%		105,632,944

Liabilities in excess of other assets - (0.9)%		(965,953)

NET ASSETS - 100.0%		$104,666,991

Continued

8

High Yield Bond

Schedule of Investments, continued

April 30, 2012 (Unaudited)

Notes to Schedule of Investments
(a)	Variable rate security. Rate presented represents rate in effect at April 30, 2012.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(c)	Investment is in Institutional Shares of underlying fund.
(d)	All or part of this security has been designated as collateral for delayed delivery securities.
(e)	Senior corporate bond traded for shares.

At April 30, 2012, High Yield Bond's investments were in the following countries:

Country
Australia	1.1%
Brazil	0.7%
Canada	3.1%
Great Britain	1.0%
Luxembourg	2.3%
Marshall Island	1.0%
Netherlands	1.7%
Spain	0.2%
Sweden	0.7%
United States	88.2%

Total	100.0%

See notes to schedules of investments.

9

Total Return Bond

Schedule of Investments

April 30, 2012 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities (4.8%)
Credit Card Bullet (0.7%)
1st Financial Bank USA, Series 2010-D, Class A, 3.72%, 6/17/19 (b)	$1,500,000	$1,535,239

Home Equity Sequential (0.2%)
Residential Funding Mortgage Securities II, Inc., Series 2006-HI3, Class A3, 5.96%, 2/25/36	542,004	517,105

Manufactured Housing ABS Other (1.7%)
Conseco Financial Corp., Series 1998-4, Class A7, 6.87%, 4/1/30 (a)	1,395,202	1,465,107
Mid-State Trust, Series 2005-1, Class M2, 7.08%, 1/15/40	2,253,890	2,240,212
		3,705,319
Manufactured Housing Sequential (0.9%)
Vanderbilt Acquisition Loan Trust, Series 2002-1, Class A4, 6.57%, 5/7/27 (a)	1,912,524	2,008,601

Other ABS (1.3%)
Aircastle Aircraft Lease Backed Trust, Series 2006-1A, Class G1, 0.51%, 6/20/31 (a) (b)	1,411,699	1,221,119
First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF11, Class 1A2, 0.94%, 1/25/35 (a)	51,824	49,023
First Franklin Mortgage Loan Asset Backed Certificates, Series 2005-FFA, Class M3, 6.02%, 3/25/25 (h)	600,000	150,740
Residential Asset Mortgage Products, Inc., Series 2003-RZ5, Class A7, 4.97%, 9/25/33 (h)	1,413,846	1,441,505
		2,862,387
Total Asset-Backed Securities		10,628,651

Corporate Bonds (22.9%)
Advertising Agencies (1.0%)
Interpublic Group of Cos., Inc. (The), 6.25%, 11/15/14	1,000,000	1,090,000
Omnicom Group, Inc., 4.45%, 8/15/20	1,000,000	1,084,598
		2,174,598
Aerospace & Defense (0.7%)
Boeing Co. (The), 3.75%, 11/20/16	1,450,000	1,606,967

Airlines (0.4%)
Delta Air Lines Pass Through Trust, Series 2002-G2, 6.42%, 1/2/14	750,000	756,563

Auto / Truck Parts & Equipment-Original (0.4%)
Visteon Corp., 6.75%, 4/15/19, (Callable 4/15/14 @ 105.063)	920,000	947,600

Cable / Satellite TV (1.2%)
Comcast Corp., 5.70%, 7/1/19	1,000,000	1,190,885
Time Warner Cable, Inc., 5.85%, 5/1/17	1,250,000	1,463,971
		2,654,856
Commercial Banks-Eastern U.S. (0.5%)
Manufacturers & Traders Trust Co., 1.97%, 4/1/13, (Callable 7/1/12 @ 100) (a)	1,075,000	1,075,998

Commercial Banks-Southern U.S. (0.8%)
BB&T Corp., 5.25%, 11/1/19	1,500,000	1,664,946

Computer Services (0.7%)
International Business Machines Corp., 5.88%, 11/29/32	1,250,000	1,574,644

Continued

1

Total Return Bond

Schedule of Investments, continued

April 30, 2012 (Unaudited)

Consumer Products-Miscellaneous (0.6%)
Clorox Co., 3.55%, 11/1/15	1,215,000	1,294,013

Diversified Banks (2.3%)
Bank of America Corp., 5.63%, 10/14/16	1,250,000	1,328,261
Citigroup, Inc., 6.13%, 11/21/17	1,000,000	1,109,474
Goldman Sachs Group, Inc. (The), 6.13%, 2/15/33	415,000	419,639
JP Morgan Chase & Co., 6.00%, 1/15/18	1,265,000	1,461,619
Morgan Stanley, 5.75%, 10/18/16	780,000	807,476
		5,126,469
Electric-Generation(0.3%)
Kiowa Power Partners LLC, 4.81%, 12/30/13 (b)	605,894	610,886

Electric-Integrated(2.2%)
Alabama Power Capital Trust V, 3.57%, 10/1/42, (Callable 7/1/12 @ 100) (a)	874,000	873,947
Duke Energy Indiana, Inc., 3.75%, 7/15/20	1,775,000	1,922,772
Florida Power & Light Co., 5.96%, 4/1/39	870,000	1,139,241
Virginia Electric and Power Co., 6.35%, 11/30/37	750,000	1,004,305
		4,940,265
Enterprise Software / Services (0.5%)
CA, Inc., 5.38%, 12/1/19	1,000,000	1,115,021

Finance-Auto Loans (0.5%)
Ford Motor Credit Co. LLC, 4.25%, 2/3/17	1,000,000	1,043,152

Finance-Investment Banker / Broker (0.3%)
JP Morgan Chase Capital XXI, Series U, 1.42%, 1/15/87, (Callable 5/31/12 @ 100) (a)	1,000,000	740,518

Food-Miscellaneous / Diversified (0.7%)
General Mills, Inc., 5.65%, 2/15/19	1,250,000	1,510,256

Food-Retail(0.3%)
Kroger Co. (The), 6.90%, 4/15/38	500,000	630,468

Life / Health Insurance (0.6%)
Prudential Financial, Inc., 3.88%, 1/14/15	1,250,000	1,318,709

Linen Supply & Related Items (0.4%)
Cintas Corp. No 2, 4.30%, 6/1/21	870,000	941,651

Medical-HMO(0.5%)
Cigna Corp., 4.00%, 2/15/22, (Callable 11/15/21 @ 100)	1,155,000	1,192,460

Multi-line Insurance (0.5%)
MetLife, Inc., 6.75%, 6/1/16	1,000,000	1,186,781

Networking Products (0.3%)
Cisco Systems, Inc., 4.95%, 2/15/19	500,000	586,706

Oil & Gas Exploration & Production (0.4%)
Chesapeake Energy Corp., 6.13%, 2/15/21	1,000,000	945,000

Pipelines (0.6%)
Kinder Morgan Energy Partners L.P., 3.95%, 9/1/22, (Callable 6/1/22 @ 100)	1,300,000	1,309,161

Real Estate Investment Trusts (1.3%)
BioMed Realty L.P., 3.85%, 4/15/16, (Callable 3/15/16 @ 100)	750,000	778,363
Boston Properties L.P., 4.13%, 5/15/21	850,000	889,824

Continued

2

Total Return Bond

Schedule of Investments, continued

April 30, 2012 (Unaudited)

Simon Property Group L.P., 4.38%, 3/1/21, (Callable 12/1/20 @ 100)		1,100,000	1,193,827
			2,862,014
Reinsurance (0.7%)
Berkshire Hathaway, Inc., 3.20%, 2/11/15		1,500,000	1,597,300

Retail-Drug Store (0.5%)
CVS Caremark Corp., 5.75%, 6/1/17		1,000,000	1,181,731

Retail-Restaurants(0.8%)
Darden Restaurants, Inc., 4.50%, 10/15/21		1,000,000	1,045,015
Yum! Brands, Inc., 3.88%, 11/1/20, (Callable 8/1/20 @ 100)		750,000	797,439
			1,842,454
Telephone-Integrated(1.1%)
AT&T, Inc., 6.30%, 1/15/38		1,000,000	1,198,478
Verizon Communications, Inc., 4.90%, 9/15/15		1,000,000	1,127,793
			2,326,271
Transportation-Rail(0.5%)
Burlington Northern Santa Fe LLC, 5.65%, 5/1/17		1,000,000	1,177,300

Transportation-Services(0.9%)
Asciano Finance, Ltd., 3.13%, 9/23/15 (b)		850,000	849,087
Ryder System, Inc., 3.50%, 6/1/17		1,000,000	1,057,630
			1,906,717
Wireless Equipment (0.4%)
American Tower Corp., 4.50%, 1/15/18		800,000	844,748
Total Corporate Bonds			50,686,223

Foreign Bonds (4.4%)
Commercial Banks-Eastern U.S. (0.5%)
Credit Suisse, 5.30%, 8/13/19		1,000,000	1,115,731

Diversified Minerals (0.4%)
FMG Resources Property, Ltd., 7.00%, 11/1/15, (Callable 11/1/12 @ 105.25) (b) (g)		750,000	776,250

Metals & Mining (0.2%)
Rio Tinto Finance USA, Ltd., 3.50%, 11/2/20		500,000	518,819

Oil & Gas Exploration & Production (0.6%)
Gazprom Via Gazprom International SA, 7.20%, 2/1/20 (b)		1,169,384	1,286,077

Oil Company-Integrated (0.5%)
Shell International Finance BV, 4.38%, 3/25/20		1,000,000	1,155,636

Pipelines (0.3%)
TransCanada PipeLines, Ltd., 5.85%, 3/15/36		500,000	611,584

Sovereign (1.3%)
New Zealand Government Bond, 6.00%, 12/15/17	NZD	3,150,000	2,925,978

Special Purpose Banks (0.6%)
Export-Import Bank of Korea, 4.00%, 1/11/17		$1,300,000	1,364,500

Total Foreign Bonds			9,754,575

Continued

3

Total Return Bond

Schedule of Investments, continued

April 30, 2012 (Unaudited)

Mortgage-Backed Securities (52.7%)
Agency Collateral Other (2.2%)
Restructured Assets Certificates, Series 2006-9, Class P, 12.07%, 3/23/27 (b) (e) (g)	5,250,000	4,972,275

CMBS Other (2.0%)
Bear Stearns Commercial Mortgage Securities, Series 2004-T14, Class A4, 5.20%, 1/12/41 (a)	2,000,000	2,114,592
Greenwich Capital Commercial Funding Corp., Series 2002-C1, Class A4, 4.95%, 1/11/35	637,125	643,661
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4, 5.37%, 12/15/44 (a)	500,000	559,663
Nomura Asset Securities Corp., Series 1998-D6, Class A2, 7.32%, 3/15/30 (a)	1,000,000	1,031,715
		4,349,631
CMBS Subordinated (a) (1.4%)
Morgan Stanley Capital I, Series 2003-IQ6, Class C, 5.24%, 12/15/41 (b)	1,675,000	1,635,316
Salomon Brothers Mortgage Securities VII, Inc., Series 2002-KEY2, Class C, 5.05%, 3/18/36	1,417,000	1,413,668
		3,048,984
U.S. Government Agencies (43.4%)
Fannie Mae, 0.49%, 8/25/44 (a)	442,053	439,624
Fannie Mae, 2.45%, 8/1/34 (a)	21,370	22,726
Fannie Mae, 3.50%, 10/1/20	1,182,412	1,244,428
Fannie Mae, 3.50%, 2/1/26	1,551,218	1,665,055
Fannie Mae, 4.00%, 9/1/20	638,060	679,627
Fannie Mae, 4.00%, 2/1/26	852,223	926,065
Fannie Mae, 4.00%, 3/1/26	1,617,778	1,737,224
Fannie Mae, 4.00%, 9/1/40	917,426	971,342
Fannie Mae, 4.00%, 2/1/41	2,841,379	3,035,447
Fannie Mae, 4.00%, 3/1/41	3,045,985	3,277,825
Fannie Mae, 4.00%, 9/1/41	1,567,506	1,674,568
Fannie Mae, TBA, 4.00%, 5/1/42	7,500,000	7,932,422
Fannie Mae, 4.50%, 4/1/20	1,611,767	1,738,828
Fannie Mae, 4.50%, 3/1/25	647,570	703,072
Fannie Mae, 4.50%, 4/1/39	1,960,393	2,138,169
Fannie Mae, 4.50%, 7/1/39	869,173	947,993
Fannie Mae, 4.50%, 9/1/40	1,771,845	1,943,597
Fannie Mae, 4.50%, 7/1/41	850,416	927,535
Fannie Mae, 4.50%, 9/1/41	1,910,510	2,070,031
Fannie Mae, TBA, 4.50%, 5/1/42	2,000,000	2,141,250
Fannie Mae, 5.00%, 6/1/23	1,163,717	1,261,117
Fannie Mae, 5.00%, 5/1/25	611,318	671,913
Fannie Mae, 5.00%, 7/1/33	458,364	498,497
Fannie Mae, 5.00%, 1/1/34 (d)	3,081,243	3,351,032
Fannie Mae, 5.00%, 6/1/40	678,803	744,207
Fannie Mae, 5.50%, 12/25/20	530,541	550,074
Fannie Mae, 5.50%, 2/1/25	417,837	461,139
Fannie Mae, 5.50%, 3/1/35	522,168	576,445
Fannie Mae, 5.50%, 6/1/35	262,005	289,239
Fannie Mae, 5.50%, 11/1/35	579,178	644,033
Fannie Mae, 5.50%, 11/1/36	900,267	1,007,913
Fannie Mae, 5.50%, 1/1/37	656,996	731,858
Fannie Mae, 5.50%, 1/1/37 (d)	1,512,328	1,684,651
Fannie Mae, 5.50%, 5/1/37	1,789,274	1,977,497
Fannie Mae, 5.50%, 8/1/37	1,626,926	1,821,457
Fannie Mae, 6.00%, 5/1/17	49,785	54,524
Fannie Mae, 6.00%, 5/1/18	162,430	173,265
Fannie Mae, 6.00%, 2/1/22	1,081,473	1,196,422

Continued

4

Total Return Bond

Schedule of Investments, continued

April 30, 2012 (Unaudited)

Fannie Mae, 6.00%, 1/1/33	125,460	140,637
Fannie Mae, 6.00%, 8/25/33 (a)	1,027,480	1,083,450
Fannie Mae, 6.00%, 9/1/35	863,132	960,829
Fannie Mae, 6.00%, 1/1/36 (d)	1,508,602	1,684,508
Fannie Mae, 6.00%, 12/1/36	446,733	498,823
Fannie Mae, 6.00%, 1/1/37	1,478,189	1,638,999
Fannie Mae, 6.00%, 1/1/38	169,274	187,689
Fannie Mae, 6.50%, 7/1/16	164,737	182,788
Fannie Mae, 6.50%, 6/1/17	46,975	51,288
Fannie Mae, 6.50%, 8/1/28	80,046	92,107
Fannie Mae, 6.50%, 6/1/29	16,354	18,818
Fannie Mae, 6.50%, 4/1/32	160,641	184,044
Fannie Mae, 6.50%, 6/1/32	196,823	225,496
Fannie Mae, 6.50%, 7/1/32	321,501	369,370
Fannie Mae, 6.50%, 3/1/33	41,610	47,672
Fannie Mae, 6.50%, 8/1/36	115,065	129,023
Fannie Mae, 7.00%, 6/1/32	83,771	99,320
Fannie Mae, 7.00%, 8/1/32	129,192	152,261
Fannie Mae, 7.00%, 9/1/36	302,611	351,249
Fannie Mae, 7.50%, 6/1/28	55,889	64,588
Freddie Mac, 0.64%, 7/15/36 (a) (d)	344,500	344,714
Freddie Mac, 3.09%, 4/1/37 (a)	1,129,149	1,207,491
Freddie Mac, 3.50%, 11/1/25	875,595	930,822
Freddie Mac, 4.00%, 5/1/19	1,157,783	1,237,272
Freddie Mac, 4.50%, 6/1/34	431,942	461,529
Freddie Mac, 4.50%, 9/1/34	220,579	235,688
Freddie Mac, 4.50%, 4/1/41	1,847,820	2,020,006
Freddie Mac, 5.00%, 12/1/18	389,738	421,733
Freddie Mac, 5.00%, 10/1/21	493,458	533,660
Freddie Mac, 5.00%, 8/1/33	132,502	146,153
Freddie Mac, 5.00%, 5/1/34	66,262	71,773
Freddie Mac, 5.00%, 7/1/35	163,671	177,183
Freddie Mac, 5.00%, 8/1/35	509,655	560,114
Freddie Mac, 5.00%, 11/1/35	1,831,426	1,990,055
Freddie Mac, 5.00%, 4/1/36	174,112	188,486
Freddie Mac, 5.00%, 7/1/36	693,446	750,262
Freddie Mac, 5.00%, 11/1/39 (d)	1,597,363	1,761,935
Freddie Mac, 5.18%, 3/1/37 (a)	199,279	214,706
Freddie Mac, 5.76%, 3/1/37 (a) (d)	2,535,186	2,740,544
Freddie Mac, 5.81%, 10/1/36 (a)	652,638	697,290
Freddie Mac, 6.00%, 12/15/21	171,449	173,039
Freddie Mac, 6.00%, 9/1/33	125,453	140,415
Freddie Mac, 6.00%, 5/1/38	465,917	519,298
Freddie Mac, 6.07%, 2/1/37 (a)	2,139,028	2,327,611
Freddie Mac, 6.12%, 1/1/37 (a)	2,446,524	2,660,801
Freddie Mac, 6.50%, 1/1/29	519,316	596,990
Freddie Mac, 6.50%, 7/1/32	71,819	82,561
Freddie Mac, 6.50%, 9/1/32	27,184	31,114
Freddie Mac, 7.00%, 6/1/26	266,570	308,852
Freddie Mac, 7.00%, 1/1/32	46,169	53,847
Freddie Mac, IO, 6.96%, 7/15/32 (a)	595,081	7,610
Government National Mortgage Association, 1.42%, 9/16/53	16,555,000	1,348,421
Government National Mortgage Association, IO, 0.05%, 4/16/46 (a)	31,914,726	527,072
Government National Mortgage Association, IO, 0.15%, 3/16/46 (a)	8,074,410	98,734
Government National Mortgage Association, IO, 0.18%, 2/16/48 (a)	33,947,422	939,155
Government National Mortgage Association, IO, 0.29%, 6/17/45 (a)	5,177,660	101,368
Government National Mortgage Association, IO, 0.43%, 6/16/49 (a)	26,374,164	1,264,852
Government National Mortgage Association, IO, 0.55%, 2/16/48 (a)	7,622,421	263,118

Continued

5

Total Return Bond

Schedule of Investments, continued

April 30, 2012 (Unaudited)

Government National Mortgage Association, IO, 1.13%, 10/16/44 (a)	19,727,742	1,361,727
Government National Mortgage Association, IO, 1.27%, 8/16/46 (a)	18,525,161	1,420,398
Government National Mortgage Association, IO, 1.35%, 6/16/52 (a)	19,370,206	1,553,897
Government National Mortgage Association, IO, 1.65%, 4/16/53 (a)	16,380,953	1,444,047
		95,991,413
WL Collateral CMO Mezzanine (0.1%)
Homebanc Mortgage Trust, Series 2004-1, Class 2M2, 1.96%, 8/25/29 (a)	284,761	107,562

WL Collateral CMO Other (2.3%)
Homebanc Mortgage Trust, Series 2004-2, Class A2, 1.14%, 12/25/34 (a) (d)	943,168	559,023
Homebanc Mortgage Trust, Series 2006-1, Class 1A1, 2.80%, 4/25/37 (a) (d)	351,057	227,081
JP Morgan Mortgage Trust, Series 2005-A1, Class 2A1, 2.66%, 2/25/35 (a)	302,740	296,769
JP Morgan Mortgage Trust, Series 2005-A2, Class 3A2, 2.74%, 4/25/35 (a)	1,665,231	1,524,533
JP Morgan Mortgage Trust, Series 2005-A2, Class 7CB1, 4.84%, 4/25/35 (a)	1,118,583	1,079,344
JP Morgan Mortgage Trust, Series 2005-A3, Class 7CA1, 2.81%, 6/25/35 (a)	1,123,198	880,053
MASTR Alternative Loans Trust, Series 2004-7, Class 10A1, 6.00%, 6/25/34	56,933	60,235
Structured Asset Securities Corp., Series 2004-21XS, Class 2A6B, 5.15%, 12/25/34 (h)	583,950	567,582
		5,194,620
WL Collateral CMO Sequential (1.0%)
Countrywide Alternative Loan Trust, Series 2004-30CB, Class 3A1, 5.00%, 2/25/20	1,405,805	1,433,879
Countrywide Alternative Loan Trust, Series 2005-J3, Class 3A1, 6.50%, 9/25/34	156,494	153,095
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-7, Class 6A1, 5.25%, 10/25/19	396,443	401,056
JP Morgan Alternative Loan Trust, Series 2007-A2, Class 12A2, 0.34%, 6/25/37 (a)	150,390	145,506
JP Morgan Mortgage Trust, Series 2006-A4, Class 2A2, 5.60%, 6/25/36 (a)	159,726	141,942
		2,275,478
WL Collateral PAC (0.3%)
Wells Fargo Mortgage Backed Securities Trust, Series 2006-3, Class A1, 5.50%, 3/25/36	644,866	639,949
Total Mortgage-Backed Securities		116,579,912

Municipal Bonds (0.4%)
Texas (0.4%)
Board of Regents of the University of Texas System, Build America Bonds, Series C, 4.79%, 8/15/46	745,000	866,688
Total Municipal Bonds		866,688

U.S. Treasury Obligations (12.0%)
U.S. Treasury Bonds (3.1%)
3.13%, 11/15/41	3,950,000	3,962,344
4.38%, 5/15/41	2,350,000	2,947,414
5.38%, 2/15/31	55,000	76,811
		6,986,569
U.S. Treasury Notes (6.7%)
0.13%, 1/15/22 (f)	6,094,663	6,373,683
0.25%, 2/15/15	7,500,000	7,474,808
0.38%, 11/15/14	1,000,000	1,000,938
		14,849,429
U.S. Treasury Strips (2.2%)
8.21%, 11/15/27 ** (d)	7,400,000	4,792,780
Total U.S. Treasury Obligations		26,628,778

Continued

6

Total Return Bond

Schedule of Investments, continued

April 30, 2012 (Unaudited)

	Shares

Preferred Stocks (2.5%)
Electric-Integrated(0.4%)
Southern California Edison Co., 0.54%	10,000	993,500

Food-Miscellaneous / Diversified (1.0%)
HJ Heinz Finance Co., 8.00% (b)	20	2,138,750

Real Estate Investment Trusts (1.1%)
Public Storage, 5.90%	50,000	1,293,500
Realty Income Corp., 6.63%	40,000	1,058,000
		2,351,500
Total Preferred Stocks		5,483,750

Investments in Affiliates (4.1%)
Fifth Third Institutional Money Market Fund (c)	9,128,697	9,128,697

Total Investments in Affiliates		9,128,697

Total Investments (Cost $222,566,672) - 103.8%		229,757,274

Liabilities in excess of other assets - (3.8)%		(8,491,820)

NET ASSETS - 100.0%		$221,265,454

Notes to Schedule of Investments

**	Rate represents the effective yield at purchase.
(a)	Variable rate security. Rate presented represents rate in effect at April 30, 2012.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(c)	Investment is in Institutional Shares of underlying fund.
(d)	All or part of this security has been designated as collateral for futures contracts, delayed delivery securities and forward foreign currency contracts.
(e)	The Fund's security was fair valued at April 30, 2012 using procedures approved by the Board of Trustees.
(f)	Treasury Inflation Protected Securities. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(g)	Illiquid Securities.
(h)	Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below a stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.

The following abbreviations are used in the Schedule of Investments:
ABS - Asset-Backed Security
CMBS - Commercial Mortgage-Backed Security
CMO - Collateralized Mortgage Obligation
IO - Interest Only
NZD – New Zealand Dollar
PAC - Planned Amortization Class
TBA - To be announced
WL - Whole Loan

See notes to schedules of investments.

7

Short Term Bond

Schedule of Investments

April 30, 2012 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities (9.8%)
Automobile Sequential (5.0%)
Ally Auto Receivables Trust, Series 2010-4, Class A3, 0.91%, 11/17/14	$1,110,430	$1,113,364
Ally Auto Receivables Trust, Series 2010-5, Class B, 2.45%, 6/15/16 (b) (e)	630,000	649,537
Bank of America Auto Trust, Series 2012-1, Class A4, 1.03%, 12/15/16	900,000	899,726
CarMax Auto Owner Trust, Series 2011-3, Class A3, 1.07%, 6/15/16	1,300,000	1,308,203
Chrysler Financial Auto Securitization Trust, Series 2009-A, Class A3, 2.82%, 1/15/16	349,594	351,180
Ford Credit Auto Owner Trust, Series 2009-D, Class A3, 2.17%, 10/15/13	150,582	151,079
Ford Credit Auto Owner Trust, Series 2010-B, Class B, 2.54%, 2/15/16	1,050,000	1,090,126
Ford Credit Auto Owner Trust, Series 2011-B, Class A4, 1.35%, 12/15/16	744,000	752,595
Honda Auto Receivables Owner Trust, Series 2009-3, Class A3, 2.31%, 5/15/13	79,156	79,297
Hyundai Auto Receivables Trust, Series 2009-A, Class A4, 3.15%, 3/15/16	1,500,000	1,536,597
Mercedes-Benz Auto Receivables Trust, Series 2009-1, Class A3, 1.67%, 1/15/14	452,156	454,272
		8,385,976
Credit Card Bullet (2.5%)
1st Financial Bank USA, Series 2010-A, Class A, 3.00%, 4/17/17 (b)	1,530,000	1,530,289
Citibank Credit Card Issuance Trust, Series 2003-A10, Class A10, 4.75%, 12/10/15	800,000	853,367
Discover Card Master Trust, Series 2008-A4, Class A4, 5.65%, 12/15/15	1,750,000	1,850,721
		4,234,377
Other ABS (2.3%)
Aircastle Aircraft Lease Backed Trust, Series 2006-1A, Class G1, 0.51%, 6/20/31 (a) (b)	927,877	802,614
CNH Equipment Trust, Series 2010-A, Class A4, 2.49%, 1/15/16	2,700,000	2,751,888
SVO VOI Mortgage Corp., Series 2005-AA, Class A, 5.25%, 2/20/21 (b) (e)	278,861	283,578
		3,838,080
Total Asset-Backed Securities		16,458,433

Corporate Bonds (26.0%)
Auto-Cars / Light Trucks (0.8%)
Daimler Finance North America LLC, 6.50%, 11/15/13	1,275,000	1,381,598

Beverages-Non-alcoholic(0.9%)
Coca-Cola Co. (The), 0.75%, 3/13/15	1,595,000	1,598,247

Brewery (0.6%)
Anheuser-Busch InBev Worldwide, Inc., Series FRN, 1.02%, 1/27/14 (a)	1,000,000	1,006,068

Cable / Satellite TV (0.6%)
Comcast Corp., 5.30%, 1/15/14	940,000	1,008,248

Coatings / Paint (0.6%)
RPM International, Inc., 6.25%, 12/15/13	1,000,000	1,066,226

Computer Services (1.2%)
International Business Machines Corp., 0.88%, 10/31/14	1,975,000	1,984,891

Cosmetics & Toiletries (1.0%)
Procter & Gamble Co. (The), 3.50%, 2/15/15	1,600,000	1,719,674

Diversified Banks (3.7%)
Bank of America Corp., 1.89%, 1/30/14 (a)	600,000	589,341
Citigroup, Inc., 5.50%, 4/11/13	1,200,000	1,241,642
Goldman Sachs Group, Inc. (The), 4.75%, 7/15/13	1,500,000	1,549,862
JP Morgan Chase & Co., 2.05%, 1/24/14	1,250,000	1,272,556

Continued

1

Short Term Bond

Schedule of Investments, continued

April 30, 2012 (Unaudited)

Morgan Stanley, 5.30%, 3/1/13	1,500,000	1,535,726
		6,189,127
Diversified Financial Services (1.7%)
General Electric Capital Corp., 2.15%, 1/9/15	1,000,000	1,017,341
General Electric Capital Corp., 4.80%, 5/1/13	1,728,000	1,797,587
		2,814,928
Electric-Generation(0.4%)
Kiowa Power Partners LLC, 4.81%, 12/30/13 (b)	605,894	610,886

Electric-Integrated(1.5%)
NextEra Energy Capital Holdings, Inc., 5.35%, 6/15/13	1,515,000	1,587,773
PSEG Power LLC, 2.50%, 4/15/13	1,000,000	1,016,751
		2,604,524
Fiduciary Banks (0.9%)
Bank of New York Mellon Corp. (The), 0.74%, 7/28/14 (a)	1,500,000	1,500,570

Finance-Commercial(0.8%)
Caterpillar Financial Services Corp., 6.20%, 9/30/13	1,250,000	1,347,422

Finance-Consumer Loans (0.4%)
John Deere Capital Corp., 0.88%, 4/17/15	660,000	661,096

Finance-Credit Card (0.9%)
American Express Credit Corp., 5.88%, 5/2/13	1,370,000	1,437,525

Finance-Other Services (1.2%)
National Rural Utilities Cooperative Finance Corp., 1.00%, 2/2/15	2,000,000	2,010,408

Food-Retail(0.7%)
Kroger Co. (The), 6.20%, 6/15/12	1,250,000	1,257,852

Investment Management / Advisor Services (0.3%)
Franklin Resources, Inc., 2.00%, 5/20/13	500,000	505,959

Life / Health Insurance (0.5%)
Prudential Financial, Inc., 3.88%, 1/14/15	880,000	928,371

Oil Company-Integrated (0.8%)
Chevron Corp., 3.95%, 3/3/14	1,250,000	1,328,312

Real Estate Investment Trusts (0.8%)
Simon Property Group L.P., 4.20%, 2/1/15, (Callable 11/1/14 @ 100)	1,290,000	1,384,074

Reinsurance (1.3%)
Berkshire Hathaway Finance Corp., 4.63%, 10/15/13	2,000,000	2,117,178

Retail-Auto Parts (0.7%)
AutoZone, Inc., 5.75%, 1/15/15	1,000,000	1,108,985

Retail-Discount(2.1%)
Wal-Mart Stores, Inc., 3.20%, 5/15/14	3,300,000	3,479,197

Super-Regional Banks-U.S.(1.6%)
SunTrust Banks, Inc., 5.25%, 11/5/12	1,250,000	1,276,644

Continued

2

Short Term Bond

Schedule of Investments, continued

April 30, 2012 (Unaudited)

Wells Fargo & Co., 1.25%, 2/13/15	1,500,000	1,502,937
		2,779,581
Total Corporate Bonds		43,830,947

Foreign Bonds (6.4%)
Commercial Banks Non-U.S. (4.8%)
Bank of Montreal, 2.13%, 6/28/13	1,441,000	1,463,825
Bank of Nova Scotia, 1.85%, 1/12/15	1,500,000	1,528,624
Barclays Bank PLC, 2.50%, 1/23/13	1,900,000	1,917,729
National Australia Bank, 2.00%, 3/9/15	1,600,000	1,608,482
Royal Bank of Canada, 1.45%, 10/30/14	1,500,000	1,519,836
		8,038,496
Money Center Banks (0.9%)
Deutsche Bank AG, 2.38%, 1/11/13	1,500,000	1,513,401

Oil Company-Integrated (0.7%)
Total Capital Canada, Ltd., 1.63%, 1/28/14	1,225,000	1,246,821

Total Foreign Bonds		10,798,718

Mortgage-Backed Securities (23.1%)
CMBS Other (7.2%)
Banc of America Commercial Mortgage, Inc., Series 2002-2, Class A3, 5.12%, 7/11/43	71,786	71,759
Bear Stearns Commercial Mortgage Securities, Series 2004-T14, Class A4, 5.20%, 1/12/41 (a)	2,500,000	2,643,240
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-C3, Class A5, 3.94%, 5/15/38	2,630,372	2,675,051
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-CK2, Class A4, 4.80%, 3/15/36	2,025,000	2,063,102
GE Capital Commercial Mortgage Corp., Series 2002-3A, Class A2, 5.00%, 12/10/37	918,042	928,750
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A2, 4.31%, 8/10/42 (d)	492,429	492,263
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A4, 4.98%, 11/15/34	1,747,722	1,767,631
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A4, 5.01%, 12/15/35 (a)	1,505,000	1,578,581
		12,220,377
U.S. Government Agencies (10.7%)
Fannie Mae, 1.98%, 4/1/35 (a)	576,205	601,024
Fannie Mae, 2.27%, 9/1/34 (a)	737,274	784,317
Fannie Mae, 2.75%, 10/25/18	1,110,818	1,152,408
Fannie Mae, 2.78%, 4/1/33 (a)	502,408	535,801
Fannie Mae, 3.50%, 6/1/20	1,014,261	1,067,457
Fannie Mae, 3.50%, 8/1/20	1,659,134	1,746,152
Fannie Mae, 3.50%, 11/1/20	727,948	766,127
Fannie Mae, 4.00%, 9/1/19	1,848,466	1,967,038
Fannie Mae Prepayment Link Note, Series 2005-4, Class 1, 4.65%, 12/25/12	914,918	935,847
Freddie Mac, 2.49%, 7/1/35 (a) (d)	1,044,276	1,097,033
Freddie Mac, 3.06%, 3/1/34 (a)	690,443	735,669
Freddie Mac, 3.09%, 4/1/37 (a)	1,013,140	1,083,433
Freddie Mac, 4.25%, 12/15/19	1,074,662	1,137,895
Freddie Mac, 4.50%, 3/15/19	1,171,107	1,198,296
Government National Mortgage Association, 3.10%, 12/16/50	1,576,514	1,645,036
Government National Mortgage Association, 3.95%, 11/16/30 (d)	935,691	952,424

Continued

3

Short Term Bond

Schedule of Investments, continued

April 30, 2012 (Unaudited)

Government National Mortgage Association, 4.00%, 5/16/27	619,754	630,988
		18,036,945
WL Collateral CMO Other (4.2%)
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-1, Class 13A3, 3.08%, 4/25/34 (a)	975,940	863,805
Bear Stearns Asset Backed Securities Trust, Series 2003-AC7, Class A2, 5.75%, 1/25/34 (f)	637,513	660,477
Homebanc Mortgage Trust, Series 2004-2, Class A2, 1.14%, 12/25/34 (a)	760,193	450,573
Homebanc Mortgage Trust, Series 2006-1, Class 1A1, 2.80%, 4/25/37 (a)	1,228,698	794,783
JP Morgan Alternative Loan Trust, Series 2006-S2, Class A2, 5.81%, 5/25/36 (f)	192,160	192,141
JP Morgan Mortgage Trust, Series 2005-A1, Class 3A3, 4.90%, 2/25/35 (a)	89,036	88,961
JP Morgan Mortgage Trust, Series 2005-A2, Class 5A1, 4.30%, 4/25/35 (a)	295,079	295,600
JP Morgan Mortgage Trust, Series 2005-A3, Class 7CA1, 2.81%, 6/25/35 (a) (d)	1,799,926	1,410,285
Merrill Lynch Mortgage Investors, Inc., Series 2003-A1, Class 2A, 2.68%, 12/25/32 (a)	53,165	53,997
Provident Funding Mortgage Loan Trust, Series 2005-2, Class 2A1A, 2.68%, 10/25/35 (a)	959,915	914,920
Residential Funding Mortgage Securities I, Series 2007-SA1, Class 1A1, 3.26%, 2/25/37 (a) (d)	1,982,973	1,426,297
		7,151,839
WL Collateral CMO Sequential (0.6%)
Chase Mortgage Finance Corp., Series 2005-A1, Class 2A2, 2.81%, 12/25/35 (a)	186,030	176,251
JP Morgan Alternative Loan Trust, Series 2006-S3, Class A2A, 5.87%, 8/25/36 (d) (f)	317,005	316,660
JP Morgan Mortgage Trust, Series 2006-A4, Class 2A2, 5.60%, 6/25/36 (a)	503,136	447,116
RAAC Series, Series 2005-SP1, Class 2A2, 5.25%, 9/25/34	33,837	33,779
		973,806
WL Collateral PAC (0.4%)
Wells Fargo Mortgage Backed Securities Trust, Series 2006-3, Class A1, 5.50%, 3/25/36	647,545	642,608
Total Mortgage-Backed Securities		39,025,575

Municipal Bonds (0.4%)
Texas (0.4%)
State of Texas, Series B, 5.00%, 8/1/14	625,000	679,900
Total Municipal Bonds		679,900

U.S. Government Agencies (27.8%)
Fannie Mae (5.8%)
0.38%, 3/16/15	1,350,000	1,345,575
0.63%, 10/30/14	2,500,000	2,511,478
0.75%, 12/19/14	1,800,000	1,813,559
1.50%, 9/8/14	2,000,000	2,043,672
2.63%, 11/20/14	2,000,000	2,112,426
		9,826,710
Federal Farm Credit Bank (0.9%)
2.63%, 4/17/14	1,500,000	1,566,423

Federal Home Loan Bank (10.2%)
0.38%, 3/13/15	1,750,000	1,743,714
0.88%, 12/12/14	2,000,000	2,021,726
1.38%, 5/28/14	1,750,000	1,789,433
2.38%, 3/14/14	2,000,000	2,075,892
2.50%, 6/13/14	1,500,000	1,567,174
2.75%, 12/12/14	1,700,000	1,793,898

Continued

4

Short Term Bond

Schedule of Investments, continued

April 30, 2012 (Unaudited)

3.13%, 12/13/13	1,825,000	1,907,716
3.63%, 10/18/13	1,500,000	1,572,402
4.88%, 11/27/13	2,500,000	2,679,355
		17,151,310
Freddie Mac (9.7%)
0.50%, 4/17/15	1,000,000	999,656
0.63%, 12/29/14	1,850,000	1,857,766
1.00%, 7/30/14	2,500,000	2,534,672
1.00%, 8/20/14	1,750,000	1,774,404
1.10%, 8/8/14	3,000,000	3,005,118
1.38%, 2/25/14	1,500,000	1,528,658
2.18%, 2/19/14	2,700,000	2,789,894
2.25%, 1/23/17	1,800,000	1,859,042
		16,349,210
Overseas Private Investment Corp. (1.2%)
0.01%, 11/18/13	2,000,000	2,011,580

Total U.S. Government Agencies		46,905,233

U.S. Treasury Obligations (5.0%)
U.S. Treasury Notes (5.0%)
1.88%, 2/28/14	2,800,000	2,882,141
2.25%, 1/31/15	1,300,000	1,366,523
2.63%, 7/31/14	4,000,000	4,207,500
		8,456,164
Total U.S. Treasury Obligations		8,456,164

	Shares

Investments in Affiliates (0.6%)
Fifth Third Institutional Money Market Fund (c)	1,079,881	1,079,881

Total Investments in Affiliates		1,079,881

Total Investments (Cost $168,388,555) - 99.1%		167,234,851

Other assets in excess of liabilities - 0.9%		1,456,196

NET ASSETS - 100.0%		$168,691,047

Notes to Schedule of Investments

(a)	Variable rate security. Rate presented represents rate in effect at April 30, 2012.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(c)	Investment is in Institutional Shares of underlying fund.
(d)	All or part of this security has been designated as collateral for futures contracts.
(e)	Illiquid Securities.
(f)	Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below a stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.

Continued

5

Short Term Bond

Schedule of Investments, continued

April 30, 2012 (Unaudited)

The following abbreviations are used in the Schedule of Investments:
ABS - Asset-Backed Security
AMT - Alternative Minimum Tax Paper
CMBS - Commercial Mortgage-Backed Security
CMO - Collateralized Mortgage Obligation
PAC - Planned Amortization Class
WL - Whole Loan

At April 30, 2012, Short Term Bond's investments were in the following countries:

Country
Australia	1.0%
Canada	3.4%
Germany	0.9%
Great Britain	1.2%
United States	93.5%

Total	100.0%

See notes to schedules of investments.

6

Prime Money Market

Schedule of Investments

April 30, 2012 (Unaudited)

	Principal Amount	Value
Corporate Bonds (15.4%)
Beverages-Non-alcoholic(0.3%)
Coca-Cola Co. (The), 0.55%, 5/15/12 (a)	$3,000,000	$3,000,122

Commercial Banks Non-U.S. (3.1%)
Bank of Nova Scotia, 2.25%, 1/22/13	12,690,000	12,822,003
Bayerische Landesbank, 0.49%, 6/20/12 (a)	6,474,000	6,472,132
Westpac Banking Corp., 2.25%, 11/19/12	7,430,000	7,498,724
		26,792,859
Commercial Banks-Central U.S. (0.4%)
US Bank NA, Series FRN, 0.69%, 10/26/12, (Next Reset: 7/26/12) (a)	3,100,000	3,104,113

Commercial Banks-Eastern U.S. (0.8%)
Royal Bank of Canada, 0.53%, 9/12/12, (Next Reset: 5/1/12) (a)	7,000,000	7,000,000

Computer Services (0.8%)
IBM International Group Capital LLC, 5.05%, 10/22/12	3,750,000	3,832,516
International Business Machines Corp., 4.75%, 11/29/12 (a)	2,903,000	2,973,642
		6,806,158
Diversified Banks (0.6%)
JPMorgan Chase & Co., 5.38%, 10/1/12	5,000,000	5,101,280

Diversified Financial Services (4.4%)
General Electric Capital Corp., 5.25%, 10/19/12	10,000,000	10,203,411
General Electric Capital Corp., 2.80%, 1/8/13	6,913,000	7,016,330
General Electric Capital Corp., Series A, 6.00%, 6/15/12	11,500,000	11,577,992
General Electric Capital Corp., Series A, 0.64%, 7/27/12 (a)	2,350,000	2,350,699
General Electric Capital Corp., Series A, 5.45%, 1/15/13	7,000,000	7,228,389
		38,376,821
Fiduciary Banks (1.0%)
Bank of New York Mellon Corp. (The), 4.95%, 11/1/12	8,625,000	8,810,244

Finance-Investment Banker / Broker (1.6%)
Bear Stearns Cos. LLC (The), 6.95%, 8/10/12	13,700,000	13,934,959

Oil Company-Integrated (1.2%)
Shell International Finance BV, 0.82%, 6/22/12 (a)	10,000,000	10,005,245

Reinsurance (1.0%)
Berkshire Hathaway, Inc., 2.13%, 2/11/13 (a)	6,500,000	6,587,631
Berkshire Hathaway Finance Corp., 4.75%, 5/15/12	2,500,000	2,504,172
		9,091,803
U.S. Government Agencies (0.2%)
MetLife, Inc., 0.79%, 6/29/12 (a) (d)	2,000,000	2,001,615

Total Corporate Bonds		134,025,219

U.S. Government Agencies (4.7%)
Federal Farm Credit Bank (1.1%)
0.23%, 10/19/12 , (Next Reset: 5/1/12) (a)	10,000,000	9,999,053

Federal Home Loan Bank (0.7%)
1.75%, 12/14/12	6,025,000	6,081,808

Continued

1

Prime Money Market

Schedule of Investments, continued

April 30, 2012 (Unaudited)

Straight-A Funding LLC ** (b) (2.9%)
0.18%, 6/1/12	10,025,000	10,023,446
0.18%, 7/3/12	15,000,000	14,995,275
		25,018,721
Total U.S. Government Agencies		41,099,582

Certificates of Deposit (7.0%)
Commercial Banks (7.0%)
Bank of Montreal, 0.28%, 9/24/12	5,000,000	5,000,405
Bank of Nova Scotia, 0.54%, 9/10/12	10,000,000	10,000,000
Bank of Nova Scotia, 0.75%, 10/15/12	9,500,000	9,497,756
Royal Bank of Canada, 0.48%, 7/9/12 (a)	5,000,000	5,000,175
Toronto Dominion, 0.38%, 5/1/12	6,500,000	6,500,000
Toronto Dominion, 0.27%, 7/11/12	10,000,000	10,000,000
Toronto Dominion, 0.49%, 10/19/12, (Next Reset: 7/19/12) (a)	10,000,000	10,000,000
Toronto Dominion, 0.54%, 2/4/13 **	5,000,000	5,000,000
		60,998,336
Total Certificates of Deposit		60,998,336

Commercial Paper (17.9%)
Asset Backed Securities ** (b) (4.0%)
Chariot Funding LLC, 0.20%, 6/18/12	10,000,000	9,997,334
Chariot Funding LLC, 0.30%, 8/20/12	10,000,000	9,990,750
Old Line Funding LLC, 0.24%, 6/8/12	5,000,000	4,998,733
Old Line Funding LLC, 0.30%, 8/22/12	10,000,000	9,990,583
		34,977,400
Beverages-Non-alcoholic ** (b) (2.9%)
Coca-Cola Co. (The), 0.17%, 5/14/12	10,000,000	9,999,386
Coca-Cola Co. (The), 0.38%, 7/2/12	10,000,000	9,993,628
Coca-Cola Co. (The), 0.22%, 9/5/12	5,000,000	4,996,119
		24,989,133
Commercial Banks Non-U.S. ** (b) (8.3%)
Commonwealth Bank of Australia, 0.61%, 6/6/12	5,000,000	4,997,000
Commonwealth Bank of Australia, 0.31%, 10/10/12	5,000,000	4,993,025
Commonwealth Bank of Australia, 0.33%, 10/23/12	10,000,000	9,984,445
National Australia Funding, 0.35%, 9/17/12	10,000,000	9,986,679
National Australia Funding, 0.31%, 10/2/12	5,000,000	4,993,476
Standard Chartered Bank, 0.41%, 5/25/12	15,000,000	14,996,000
Standard Chartered Bank, 0.31%, 6/19/12	17,000,000	16,992,827
Westpac Banking Corp., 0.46%, 8/3/12	5,000,000	4,994,125
		71,937,577
Fiduciary Banks ** (1.6%)
State Street Corp., 0.23%, 5/9/12	9,250,000	9,249,527
State Street Corp., 0.25%, 9/4/12	5,000,000	4,995,625
		14,245,152
Finance-Auto Loans (1.1%)
Toyota Motor Credit Corp., 0.20%, 5/29/12 **	10,000,000	9,998,445
Total Commercial Paper		156,147,707

Continued

2

Prime Money Market

Schedule of Investments, continued

April 30, 2012 (Unaudited)

Demand Notes (5.0%)
Brewery (0.1%)
New Belgium Brewing Co., Inc., Series 2000, 0.26%, 7/1/15, (LOC: Wells Fargo & Co.),(Next Reset: 5/3/12) (a)	645,000	645,000

Medical-Hospitals (a) (1.8%)
Hartford HealthCare Corp., Series C, 0.26%, 7/1/49, (LOC: Bank of America), (Next Reset: 5/2/12)	10,000,000	10,000,000
Orthopaedic Hospital of Wisconsin LLC, 0.30%, 3/1/39, (LOC: Marshall & Ilsley Bank), (Next Reset: 5/17/12)	5,815,000	5,815,000
		15,815,000
Non-Profit Charity (a) (1.1%)
First Church of God Vancouver, 1.18%, 4/1/15, (LOC: U.S. Bancorp), (Next Reset: 5/3/12)	465,000	465,000
World Wildlife Fund, Inc., 0.24%, 7/1/30, (LOC: JP Morgan, Inc.), (Next Reset: 5/3/12)	9,430,000	9,430,000
		9,895,000
Special Purpose Entity (a) (2.0%)
BJ Financing LLC, 0.30%, 12/1/37, (LOC: Marshall & Ilsley Bank), (Next Reset: 5/3/12)	8,960,000	8,960,000
Capital One Funding Corp., Series 01-C, 0.28%, 1/4/27, (LOC: JP Morgan, Inc.), (Next Reset: 5/3/12)	961,000	961,000
Capital One Funding Corp., Series 97-D, 0.33%, 7/2/18, (LOC: JP Morgan, Inc.), (Next Reset: 5/3/12)	103,000	103,000
Metrodev Newark LLC, 0.25%, 7/1/33, (LOC: PNC Bank NA), (Next Reset: 5/3/12)	7,500,000	7,500,000
Saddleback Valley Community Church, 0.28%, 11/1/38, (LOC: U.S. Bancorp), (Next Reset: 5/1/12)	45,000	45,000
		17,569,000
Total Demand Notes		43,924,000

Municipal Demand Notes (30.1%)
California (a) (2.0%)
City of Santa Rosa, Pension Obligation, Series A, 0.25%, 9/1/24, (LOC: U.S. Bancorp), (Next Reset: 5/1/12)	4,300,000	4,300,000
County of Riverside, CP, 0.20%, 11/1/20, (LOC: State Street Corp.), (Next Reset: 5/2/12)	5,200,000	5,200,000
Pollution Control Financing Authority, Athens Disposal Co. Project, Series A, AMT, 0.33%, 1/1/16, (LOC: Wells Fargo & Co.), (Next Reset: 5/2/12)	4,000,000	4,000,000
Statewide Communities Development Authority, Broadway Studios, 0.34%, 4/1/50, (LOC: FHLB), (Next Reset: 5/3/12)	2,300,000	2,300,000
Statewide Communities Development Authority, Park David Senior Apartments Project, Series D-T, 0.36%, 10/15/34, (LOC: FNMA), (Next Reset: 5/3/12)	1,455,000	1,455,000
		17,255,000
Colorado (a) (0.7%)
Housing & Finance Authority, Series A1, 0.24%, 11/1/30, (LOC: FNMA/FHLMC), (Next Reset: 5/2/12)	2,310,000	2,310,000
Housing & Finance Authority, Single Family Mortgage Bonds, Class I-B1, 0.23%, 5/1/38, (LOC: FNMA/FHLMC), (Next Reset: 5/2/12)	2,735,000	2,735,000
Pueblo Housing Authority, 0.26%, 12/1/18, (LOC: Wells Fargo & Co.), (Next Reset: 5/3/12)	1,060,000	1,060,000
		6,105,000
Delaware (0.5%)
County of New Castle, Adjustable Mode Airport Facility Revenue, 0.24%, 6/1/22, (LOC: FlightSafety International, Inc.), (Next Reset: 5/7/12) (a)	4,600,000	4,600,000

District of Columbia (0.1%)
District of Columbia, Pew Charitable Trusts, Series B, 0.24%, 4/1/38, (LOC: PNC Bank NA), (Next Reset: 5/3/12) (a)	590,000	590,000

Continued

3

Prime Money Market

Schedule of Investments, continued

April 30, 2012 (Unaudited)

Florida (0.6%)
Miami-Dade County Industrial Development Authority, Dolphin Stadium Project, 0.20%, 7/1/37, (LOC: TD Bank N.A.), (Next Reset: 5/3/12) (a)	5,000,000	5,000,000

Illinois (a) (3.7%)
County of William, AMT, 0.22%, 4/1/26, (LOC: Exxon Mobil Corp.), (Next Reset: 5/1/12)	26,815,000	26,815,000
Finance Authority, Franciscan Communities, Series B, 0.50%, 5/1/36, (LOC: Bank of America), (Next Reset: 5/3/12)	5,685,000	5,685,000
		32,500,000
Kansas (1.9%)
City of Wichita, Adjustable Mode Airport Facility Revenue, AMT, 0.24%, 11/1/23, (LOC: FlightSafety International, Inc.), (Next Reset: 5/3/12) (a)	16,575,000	16,575,000

Kentucky (0.5%)
County of Boone Industrial Building Revenue, NKU-METS Project, 0.40%, 6/1/23, (LOC: U.S. Bancorp), (Next Reset: 5/3/12) (a)	4,215,000	4,215,000

Maryland (0.8%)
Health & Higher Educational Facilities Authority, Adventist Healthcare, Series B, 0.16%, 1/1/35, (LOC: Deutsche Bank), (Next Reset: 5/3/12) (a)	7,460,000	7,460,000

Michigan (2.5%)
Finance Authority, School Loan, 0.24%, 9/1/50, (LOC: Bank of Montreal), (Next Reset: 5/7/12) (a)	22,000,000	21,999,828

Mississippi (a) (5.0%)
Business Finance Corp., 0.19%, 12/1/30, (LOC: Chevron U.S.A., Inc.), (Next Reset: 5/2/12)	10,000,000	10,000,000
Business Finance Corp., Series G, 0.23%, 11/1/35, (LOC: Chevron U.S.A., Inc.), (Next Reset: 5/1/12)	20,000,000	20,000,000
Business Finance Corp., Series I, 0.23%, 11/1/35, (LOC: Chevron U.S.A., Inc.), (Next Reset: 5/1/12)	9,400,000	9,400,000
Business Finance Corp., Mississippi Baking Co. Project, AMT, 0.60%, 11/1/25, (LOC: Bank of America), (Next Reset: 5/3/12)	4,155,000	4,155,000
		43,555,000
New Hampshire (0.5%)
Health & Education Facilities Authority, 0.20%, 12/1/32, (LOC: Royal Bank of Canada), (Next Reset: 5/3/12) (a)	4,702,000	4,702,000

New York (a) (3.8%)
State Housing Finance Agency, Series A, 0.25%, 5/1/44, (LOC: Wells Fargo & Co.), (Next Reset: 5/2/12)	12,500,000	12,500,000
State Housing Finance Agency, Series A, AMT, 0.24%, 11/1/41, (LOC: Bank of New York Co., Inc.), (Next Reset: 5/2/12)	15,000,000	15,000,000
State Housing Finance Agency, Series B, 0.23%, 5/1/44, (LOC: Wells Fargo & Co.), (Next Reset: 5/2/12)	5,485,000	5,485,000
		32,985,000
Ohio (a) (2.6%)
City of Cleveland, Core City Fund, 0.22%, 12/1/33, (LOC: PNC Bank NA), (Next Reset: 5/2/12)	2,795,000	2,795,000
County of Butler, LifeSphere Project, 0.25%, 5/1/30, (LOC: U.S. Bancorp), (Next Reset: 5/3/12)	10,715,000	10,715,000
County of Hamilton, Hospital Facilities Revenue, Series A, 0.22%, 6/1/27, (LOC: Northern Trust Corp.), (Next Reset: 5/2/12)	9,200,000	9,200,000
		22,710,000

Continued

4

Prime Money Market

Schedule of Investments, continued

April 30, 2012 (Unaudited)

Pennsylvania (a) (0.6%)
Blair County Industrial Development Authority, Altoona-Blair County Development Corp., 0.24%, 10/1/28, (LOC: PNC Bank NA), (Next Reset: 5/3/12)	5,000,000	5,000,000
Economic Development Financing Authority, Delancey Corp. Project, Series C, 0.26%, 9/1/14, (LOC: PNC Bank NA), (Next Reset: 5/3/12)	630,000	630,000
		5,630,000
Texas (a) (3.0%)
Gulf Coast Waste Disposal Authority, Series A, AMT, 0.22%, 6/1/30, (LOC: Exxon Mobil Corp.), (Next Reset: 5/1/12)	9,200,000	9,200,000
Port of Port Arthur Navigation District, Fina Oil and Chemical Co. Project, AMT, 0.35%, 5/1/33, (LOC: Total SA), (Next Reset: 5/2/12)	9,025,000	9,025,000
State Veterans Housing Assistance Program, Series A, GO, AMT, 0.24%, 12/1/34, (LOC: Texas G.O. with State Street Liquidity Facility), (Next Reset: 5/2/12)	7,695,000	7,695,000
		25,920,000
Washington (a) (1.0%)
State Housing Finance Commission, Country Club Apartments, Series A, 0.31%, 8/1/32, (LOC: U.S. Bancorp), (Next Reset: 5/1/12)	5,620,000	5,620,000
State Housing Finance Commission, Monticello Park Project, Series B, 0.20%, 9/1/34, (LOC: FNMA), (Next Reset: 5/3/12)	3,140,000	3,140,000
		8,760,000
Wisconsin (0.3%)
City of Whitewater, HUSCO International, Inc. Project, AMT, 0.51%, 12/1/12, (LOC: JP Morgan, Inc.), (Next Reset: 5/2/12) (a)	2,300,000	2,300,000

Total Municipal Demand Notes		262,861,828

	Shares
Money Markets (c) (6.6%)
AIM STIT Liquid Assets Portfolio	33,546,474	33,546,474
Goldman Sachs Financial Square Prime Obligations Fund	24,102,599	24,102,599
Total Money Markets		57,649,073

	Principal Amount
Repurchase Agreements (13.1%)
BMO Nesbitt Burns, 0.19%, dated 4/30/12, due 5/1/12, (Repurchase proceeds, $30,000,158, Collateralized by U.S. Treasury Security, 0.75%, 3/31/13, value $30,600,083)	$30,000,000	30,000,000
Deutsche Bank, 0.20%, dated 4/30/12, due 5/1/12, (Repurchase proceeds, $45,000,250, Collateralized by U.S. Treasury Securities, 0.63%-1.38%, 4/15/13 - 1/15/20, value $45,900,106)	45,000,000	45,000,000
Goldman Sachs, 0.18%, dated 4/30/12, due 5/1/12, (Repurchase proceeds, $10,000,050, Collateralized by U.S. Treasury Security, 1.88%, 7/15/15, value $10,200,125)	10,000,000	10,000,000
Toronto Dominion, 0.17%, dated 4/30/12, due 5/1/12, (Repurchase proceeds, $10,000,047, Collateralized by U.S. Treasury Security, 1.25%, 4/30/19, value $10,200,050)	10,000,000	10,000,000
UBS Investment Bank, 0.18%, dated 4/30/12, due 5/1/12, (Repurchase proceeds, $19,163,096, Collateralized by Federal Home Loan Bank, 0.00%, 7/20/12, value $19,546,872)	19,163,000	19,163,000
Total Repurchase Agreements		114,163,000

Total Investments (Cost $870,868,745)† - 99.8%		870,868,745

Other assets in excess of liabilities - 0.2%		1,483,225

NET ASSETS - 100.0%		$872,351,970

Continued

5

Prime Money Market

Schedule of Investments, continued

April 30, 2012 (Unaudited)

Notes to Schedule of Investments
** Rate represents the effective yield at purchase.
† Also represents cost for federal income tax purposes.
(a) Variable rate security. Rate presented represents rate in effect at April 30, 2012.
(b) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(c) Investment is in Institutional Shares of underlying fund/portfolio.
(d) FDIC guaranteed through Treasury Liquidity Guarantee Program.

The following abbreviations are used in the Schedule of Investments:
AMT - Alternative Minimum Tax Paper
CP - Certificates of Participation
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corp.
FNMA - Federal National Mortgage Association
GO - General Obligation
LOC - Letter of Credit

See notes to schedules of investments.

6

Institutional Money Market

Schedule of Investments

April 30, 2012 (Unaudited)

	Principal Amount	Value
Corporate Bonds (15.2%)
Commercial Banks Non-U.S. (2.0%)
Bank of Nova Scotia, 2.25%, 1/22/13	$15,000,000	$15,156,546
Bayerische Landesbank, 0.49%, 6/20/12 (a)	18,526,000	18,520,654
Westpac Banking Corp., 2.25%, 11/19/12	4,233,000	4,272,299
		37,949,499
Commercial Banks-Central U.S. (0.3%)
US Bank NA, Series FRN, 0.69%, 10/26/12, (Next Reset: 7/26/12) (a)	6,500,000	6,508,623

Commercial Banks-Eastern U.S. (1.0%)
Royal Bank of Canada, 0.53%, 9/12/12, (Next Reset: 5/1/12) (a)	18,000,000	18,000,000

Computer Services (0.4%)
IBM International Group Capital LLC, 5.05%, 10/22/12	7,000,000	7,156,130

Diversified Banks (0.7%)
JPMorgan Chase & Co., 5.38%, 10/1/12	13,900,000	14,176,995

Diversified Financial Services (3.7%)
General Electric Capital Corp., 3.50%, 8/13/12	18,841,000	18,991,401
General Electric Capital Corp., 5.25%, 10/19/12	15,000,000	15,305,117
General Electric Capital Corp., 2.80%, 1/8/13	16,555,000	16,804,440
General Electric Capital Corp., Series A, 5.45%, 1/15/13	19,700,000	20,359,993
		71,460,951
Diversified Manufacturing Operations (0.4%)
General Electric Co., 5.00%, 2/1/13	7,000,000	7,232,050

Fiduciary Banks (0.7%)
Bank of New York Mellon Corp. (The), 4.95%, 11/1/12	12,500,000	12,766,232

Finance-Investment Banker / Broker (1.7%)
Bear Stearns Cos. LLC (The), 6.95%, 8/10/12	31,599,000	32,140,598

Oil Company-Integrated (1.7%)
Shell International Finance BV, 0.82%, 6/22/12 (a)	25,000,000	25,013,114
Shell International Finance BV, 1.88%, 3/25/13	7,500,000	7,601,919
		32,615,033
Reinsurance (2.1%)
Berkshire Hathaway Finance Corp., 4.75%, 5/15/12	6,195,000	6,205,334
Berkshire Hathaway, Inc., 0.94%, 2/11/13, (Next Reset: 5/11/12) (a)	17,459,000	17,526,521
Berkshire Hathaway, Inc., 2.13%, 2/11/13	16,800,000	17,025,822
		40,757,677
U.S. Government Agencies (0.5%)
Citibank NA, 1.88%, 5/7/12 (d)	10,000,000	10,002,585

Total Corporate Bonds		290,766,373

Mortgage-Backed Securities (0.4%)
U.S. Government Agencies (0.4%)
Freddie Mac, 0.25%, 1/15/42, (Next Reset: 5/3/12) (a)	7,089,370	7,089,370

Total Mortgage-Backed Securities		7,089,370

Continued

1

Institutional Money Market

Schedule of Investments, continued

April 30, 2012 (Unaudited)

U.S. Government Agencies (2.8%)
Federal Farm Credit Bank (a) (1.6%)
0.23%, 10/19/12 , (Next Reset: 5/1/12)	15,000,000	14,998,579
0.19%, 2/20/13 , (Next Reset: 5/7/12)	15,000,000	14,992,794
		29,991,373
Freddie Mac (0.4%)
0.27%, 10/12/12 , (Next Reset: 5/1/12) (a)	8,300,000	8,301,887

Straight-A Funding LLC (0.8%)
0.18%, 6/25/12 ** (b)	15,000,000	14,995,875

Total U.S. Government Agencies		53,289,135

Certificates of Deposit (8.7%)
Commercial Banks (8.7%)
Bank of Montreal, 0.28%, 9/24/12	15,000,000	15,001,214
Bank of Nova Scotia, 0.52%, 5/29/12	29,000,000	29,000,000
Bank of Nova Scotia, 0.54%, 9/10/12	24,000,000	24,000,000
Bank of Nova Scotia, 0.75%, 10/15/12	15,000,000	14,996,457
Royal Bank of Canada, 0.48%, 7/9/12 (a)	15,000,000	15,000,526
Toronto Dominion, 0.38%, 5/1/12	18,000,000	18,000,000
Toronto Dominion, 0.27%, 7/11/12	15,000,000	15,000,000
Toronto Dominion, 0.49%, 10/19/12, (Next Reset: 7/19/12) (a)	15,000,000	15,000,000
Toronto Dominion, 0.54%, 2/4/13, (Next Reset: 5/2/12)	19,500,000	19,500,000
		165,498,197
Total Certificates of Deposit		165,498,197

Commercial Paper (17.5%)
Asset Backed Securities ** (b) (3.1%)
Chariot Funding LLC, 0.20%, 6/18/12	15,000,000	14,996,000
Chariot Funding LLC, 0.30%, 8/20/12	15,000,000	14,986,125
Old Line Funding LLC, 0.24%, 6/8/12	15,000,000	14,996,200
Old Line Funding LLC, 0.30%, 8/22/12	15,000,000	14,985,875
		59,964,200
Beverages-Non-alcoholic ** (b) (4.6%)
Coca-Cola Co. (The), 0.17%, 5/14/12	15,000,000	14,999,079
Coca-Cola Co. (The), 0.38%, 7/2/12	20,000,000	19,987,255
Coca-Cola Co. (The), 0.22%, 8/14/12	21,750,000	21,736,044
Coca-Cola Co. (The), 0.22%, 9/5/12	20,000,000	19,984,478
Coca-Cola Co. (The), 0.30%, 11/7/12	11,150,000	11,132,346
		87,839,202
Commercial Banks (0.5%)
Toronto Dominion Holding, 0.27%, 7/10/12 ** (b)	10,000,000	9,994,750

Commercial Banks Non-U.S. ** (b) (6.6%)
Commonwealth Bank of Australia, 0.61%, 6/6/12	15,000,000	14,991,000
Commonwealth Bank of Australia, 0.31%, 10/10/12	15,000,000	14,979,075
Commonwealth Bank of Australia, 0.33%, 10/23/12	18,700,000	18,670,911
National Australia Funding, 0.35%, 9/17/12	15,000,000	14,980,019
National Australia Funding, 0.31%, 10/2/12	20,000,000	19,973,905
Standard Chartered Bank, 0.41%, 5/25/12	17,000,000	16,995,467
Westpac Banking Corp., 0.46%, 8/3/12	25,000,000	24,970,625
		125,561,002

Continued

2

Institutional Money Market

Schedule of Investments, continued

April 30, 2012 (Unaudited)

Fiduciary Banks ** (1.5%)
State Street Corp., 0.25%, 9/4/12	15,000,000	14,986,875
State Street Corp., 0.30%, 9/4/12	14,500,000	14,484,775
		29,471,650
Finance-Auto Loans (0.5%)
Toyota Motor Credit Corp., 0.20%, 5/29/12 **	10,000,000	9,998,445

Schools (0.7%)
University of Michigan, 0.22%, 6/6/12	6,955,000	6,955,000
University of Michigan, 0.22%, 6/27/12	5,370,000	5,370,000
		12,325,000
Total Commercial Paper		335,154,249

Demand Notes (3.3%)
Diversified Financial Services (a) (0.4%)
Boldt Healthcare Properties LLC, 0.30%, 10/1/43, (LOC: M&I Bank), (Next Reset: 5/7/12)	6,100,000	6,100,000
Madison Hotel Investors LLC, Series 05-A, 0.30%, 12/1/45, (LOC: M&I Bank), (Next Reset: 5/3/12)	2,100,000	2,100,000
		8,200,000
Medical-Hospitals(0.8%)
Hartford HealthCare Corp., Series C, 0.26%, 7/1/49, (LOC: Bank of America), (Next Reset: 5/2/12) (a)	15,000,000	15,000,000

Non-Profit Charity (0.6%)
World Wildlife Fund, Inc., 0.24%, 7/1/30, (LOC: JP Morgan, Inc.), (Next Reset: 5/3/12) (a)	12,070,000	12,070,000

Special Purpose Entity (a) (1.5%)
Corporate Finance Managers, Inc., Series B, 0.21%, 2/2/43, (LOC: Wells Fargo & Co.), (Next Reset: 5/3/12)	9,950,000	9,950,000
Golf Gate Apartments, Series 2003, 0.21%, 9/1/28, (LOC: Wells Fargo & Co.), (Next Reset: 5/3/12)	7,295,000	7,295,000
Pershing Drive Associates L.P., 0.23%, 12/15/28, (LOC: Royal Bank of Canada), (Next Reset: 5/3/12)	10,625,000	10,625,000
Saddleback Valley Community Church, 0.28%, 11/1/38, (LOC: U.S. Bancorp), (Next Reset: 5/1/12)	55,000	55,000
		27,925,000
Total Demand Notes		63,195,000

Municipal Demand Notes (35.9%)
California (a) (1.2%)
City of Santa Rosa, Pension Obligation, Series A, 0.25%, 9/1/24, (LOC: U.S. Bancorp), (Next Reset: 5/1/12)	10,500,000	10,500,000
Housing Finance Agency, Housing Program, Series B, 0.18%, 8/1/36, (LOC: FNMA/FHLMC), (Next Reset: 5/2/12)	6,740,000	6,740,000
Kern Water Bank Authority, Series B, 0.21%, 7/1/28, (LOC: Wells Fargo & Co.), (Next Reset: 5/3/12)	3,501,000	3,501,000
Sacramento County Housing Authority, Series B, 0.21%, 7/15/35, (LOC: U.S. Bancorp), (Next Reset: 5/3/12)	395,000	395,000
Statewide Communities Development Authority, Valley Palms Apartments, 0.19%, 5/15/35, (LOC: FNMA), (Next Reset: 5/3/12)	1,225,000	1,225,000
		22,361,000
Colorado (0.3%)
Housing & Finance Authority, Single Family Mortgage Bonds, Series B2, Class I, 0.23%, 11/1/33, (LOC: FNMA/FHLMC), (Next Reset: 5/2/12) (a)	6,425,000	6,425,000

Continued

3

Institutional Money Market

Schedule of Investments, continued

April 30, 2012 (Unaudited)

Delaware (a) (1.7%)
County of New Castle, Adjustable Mode Airport Facility Revenue, 0.24%, 6/1/22, (LOC: FlightSafety International, Inc.), (Next Reset: 5/7/12)	27,480,000	27,480,000
County of New Castle, Adjustable Mode Airport Facility Revenue, 0.24%, 12/1/32, (LOC: FlightSafety International, Inc.), (Next Reset: 5/3/12)	5,185,000	5,185,000
		32,665,000
Florida (0.3%)
Jacksonville Economic Development Commission, Lee and Cates Glass, Inc. Project, 0.39%, 4/1/33, (LOC: Wells Fargo & Co.), (Next Reset: 5/3/12) (a)	6,260,000	6,260,000

Georgia (a) (0.2%)
Augusta Housing Authority, Westbury Creek Apartments, Series B, 0.40%, 5/15/33, (LOC: FNMA), (Next Reset: 5/2/12)	500,000	500,000
Richmond County Development Authority, Hoback Investments LLC Project, Series A, 0.29%, 7/1/31, (LOC: Branch Banking & Trust), (Next Reset: 5/3/12)	4,240,000	4,240,000
		4,740,000
Illinois (a) (2.9%)
City of Chicago, Chicago Midway Airport Revenue, Series A-2, 0.25%, 1/1/25, (LOC: JP Morgan, Inc.), (Next Reset: 5/1/12)	25,190,000	25,190,000
County of William, AMT, 0.22%, 6/1/26, (LOC: Exxon Mobil Corp.), (Next Reset: 5/1/12)	18,685,000	18,685,000
Finance Authority, Franciscan Communities, Series B, 0.50%, 5/1/36, (LOC: Bank of America), (Next Reset: 5/3/12)	11,470,000	11,470,000
		55,345,000
Indiana (0.0%)
City of Indianapolis Development, Multi-Family Housing, Pedcor Investments, Series B, 0.50%, 11/1/36, (LOC: FHLB), (Next Reset: 5/3/12) (a)	928,000	928,000

Kentucky (a) (3.8%)
Louisville & Jefferson County Regional Airport Authority, 0.25%, 1/1/29, (LOC: United Parcel Service, Inc.), (Next Reset: 5/1/12)	30,000,000	30,000,000
Louisville & Jefferson County Regional Airport Authority, Series C, 0.23%, 1/1/29, (LOC: United Parcel Service, Inc.), (Next Reset: 5/1/12)	42,500,000	42,500,000
		72,500,000
Maryland (1.1%)
Health & Higher Educational Facilities Authority, Adventist Healthcare, Series B, 0.16%, 1/1/35, (LOC: Deutsche Bank), (Next Reset: 5/3/12) (a)	20,525,000	20,525,000

Michigan (a) (2.9%)
Charter Township of Ypsilanti, Capital Improvements, Series B, 0.31%, 4/1/19, (LOC: Comerica Bank), (Next Reset: 5/2/12)	2,280,000	2,280,000
Finance Authority, School Loan, 0.24%, 9/1/50, (LOC: Bank of Montreal), (Next Reset: 5/7/12)	31,000,000	31,000,000
University of Michigan, Series A, 0.22%, 4/1/38, (LOC: University of Michigan), (Next Reset: 5/1/12)	22,355,000	22,355,000
		55,635,000
Minnesota (a) (1.9%)
City of Saint Paul, Sales Tax Revenue, 0.21%, 11/1/25, (LOC: U.S. Bancorp), (Next Reset: 5/3/12)	11,300,000	11,300,000
Office of Higher Education, Supplemental Student Loan, Series A, 0.18%, 12/1/43, (LOC: U.S. Bancorp), (Next Reset: 5/3/12)	25,600,000	25,600,000
		36,900,000

Continued

4

Institutional Money Market

Schedule of Investments, continued

April 30, 2012 (Unaudited)

Mississippi (a) (4.5%)
Business Finance Corp., Chevron USA, Inc. Project, 0.19%, 12/1/30, (LOC: Chevron U.S.A., Inc.), (Next Reset: 5/2/12)	30,000,000	30,000,000
Business Finance Corp., Chevron USA, Inc. Project, Series G, 0.23%, 11/1/35, (LOC: Chevron U.S.A., Inc.), (Next Reset: 5/1/12)	35,000,000	35,000,000
Business Finance Corp., Chevron USA, Inc. Project, Series I, 0.23%, 11/1/35, (LOC: Chevron U.S.A., Inc.), (Next Reset: 5/1/12)	20,000,000	20,000,000
		85,000,000
New Hampshire (0.7%)
Health & Education Facilities Authority, 0.20%, 12/1/32, (LOC: Royal Bank of Canada), (Next Reset: 5/3/12) (a)	14,104,000	14,104,000

New Jersey (0.7%)
Economic Development Authority, Thermal Energy Facilities, Marina Energy LLC Project, Series B, 0.29%, 9/1/21, (LOC: JP Morgan, Inc.), (Next Reset: 5/3/12) (a)	12,500,000	12,500,000

New York (a) (3.9%)
New York State Housing Finance Agency, Series A, 0.25%, 5/1/44, (LOC: Wells Fargo & Co.), (Next Reset: 5/2/12)	18,000,000	18,000,000
New York State Housing Finance Agency, Series A, AMT, 0.24%, 11/1/41, (LOC: Bank of New York Co., Inc.), (Next Reset: 5/2/12)	15,000,000	15,000,000
New York State Housing Finance Agency, Series A, AMT, 0.25%, 11/1/41, (LOC: Bank of New York Co., Inc.), (Next Reset: 5/2/12)	40,960,000	40,960,000
		73,960,000
Ohio (a) (2.7%)
City of Cleveland, Airport System Revenue, Series B, 0.19%, 1/1/20, (LOC: U.S. Bancorp), (Next Reset: 5/3/12)	11,390,000	11,390,000
City of Cleveland, Core City Fund, 0.22%, 12/1/33, (LOC: PNC Bank NA), (Next Reset: 5/2/12)	5,865,000	5,865,000
County of Cuyahoga Health Care Facilities, Franciscan Communities, Series F, 0.50%, 5/15/12, (LOC: Bank of America), (Next Reset: 5/7/12)	90,000	90,000
County of Hamilton, Hospital Facilities Revenue, Series A, 0.22%, 6/1/27, (LOC: Northern Trust Corp.), (Next Reset: 5/2/12)	33,600,000	33,600,000
		50,945,000
Pennsylvania (0.5%)
Blair County Industrial Development Authority, Altoona-Blair County Development Corp., 0.24%, 10/1/28, (LOC: PNC Bank NA), (Next Reset: 5/3/12) (a)	9,000,000	9,000,000

Tennessee (a) (0.7%)
Johnson City Health & Educational Facilities Board, Mountain States Health Alliance, Series B1, 0.25%, 7/1/33, (LOC: U.S. Bancorp), (Next Reset: 5/2/12)	3,740,000	3,740,000
Johnson City Health & Educational Facilities Board, Mountain States Health Alliance, Series B2, 0.24%, 7/1/33, (LOC: PNC Bank NA), (Next Reset: 5/2/12)	9,790,000	9,790,000
		13,530,000
Texas (a) (5.0%)
Gulf Coast Waste Disposal Authority, Exxon Mobil Project, AMT, 0.21%, 12/1/25, (LOC: Exxon Mobil Corp.), (Next Reset: 5/1/12)	25,000,000	25,000,000
Gulf Coast Waste Disposal Authority, Exxon Mobil Project, AMT, 0.22%, 6/1/30, (LOC: Exxon Mobil Corp.), (Next Reset: 5/1/12)	8,500,000	8,500,000
Gulf Coast Waste Disposal Authority, Exxon Mobil Project, Series A, AMT, 0.22%, 6/1/30, (LOC: Exxon Mobil Corp.), (Next Reset: 5/1/12)	15,800,000	15,800,000
Port of Port Arthur Navigation District, Fina Oil and Chemical Co. Project, AMT, 0.35%, 5/1/33, (LOC: Total SA), (Next Reset: 5/2/12)	5,500,000	5,500,000
State Veterans Housing Assistance Program, Series A, GO, AMT, 0.24%, 12/1/34, (LOC: Texas G.O. with State Street Liquidity Facility), (Next Reset: 5/2/12)	26,585,000	26,585,000

Continued

5

Institutional Money Market

Schedule of Investments, continued

April 30, 2012 (Unaudited)

State Veterans Housing Fund, Series A-2, GO, AMT, 0.26%, 12/1/29, (LOC: Wells Fargo & Co.), (Next Reset: 5/2/12)	14,700,000	14,700,000
		96,085,000
Washington (a) (0.1%)
State Housing Finance Commission, Granite Falls Retirement Plaza, Series B, 0.23%, 10/1/27, (LOC: Wells Fargo & Co.), (Next Reset: 5/1/12)	630,000	630,000
State Housing Finance Commission, Summer Ridge, Series B, 0.28%, 12/1/29, (LOC: U.S. Bancorp), (Next Reset: 5/1/12)	175,000	175,000
State Housing Finance Commission, The Vintage at Everett Senior Living Project, Series B, 0.20%, 1/15/38, (LOC: FNMA), (Next Reset: 5/3/12)	850,000	850,000
		1,655,000
Wyoming (0.8%)
County of Sweetwater, Environmental Improvement, PacifiCorp Project, AMT, 0.26%, 11/1/25, (LOC: Barclays Bank PLC), (Next Reset: 5/1/12) (a)	14,400,000	14,400,000

Total Municipal Demand Notes		685,463,000

	Shares
Money Markets (c) (5.0%)
AIM STIT Liquid Assets Portfolio	75,788,579	75,788,579
Goldman Sachs Financial Square Prime Obligations Fund	20,299,521	20,299,521
Total Money Markets		96,088,100

	Principal Amount
Repurchase Agreements (11.4%)
BMO Nesbitt Burns, 0.19%, dated 4/30/12, due 5/1/12, (Repurchase proceeds, $45,000,238, Collateralized by U.S. Treasury Securities, 0.25%-0.75%, 3/31/13 - 2/28/14, value $45,900,100)	$45,000,000	45,000,000
Deutsche Bank, 0.20%, dated 4/30/12, due 5/1/12, (Repurchase proceeds, $55,000,306, Collateralized by U.S. Treasury Security, 0.63%, 4/15/13, value $56,100,057)	55,000,000	55,000,000
Goldman Sachs, 0.18%, dated 4/30/12, due 5/1/12, (Repurchase proceeds, $15,000,075, Collateralized by U.S. Treasury Security, 1.88%, 7/15/15, value $15,300,122)	15,000,000	15,000,000
Toronto Dominion, 0.17%, dated 4/30/12, due 5/1/12, (Repurchase proceeds, $20,000,094, Collateralized by U.S. Treasury Security, 1.25%, 4/30/19, value $20,400,099)	20,000,000	20,000,000
UBS Investment Bank, 0.18%, dated 4/30/12, due 5/1/12, (Repurchase proceeds, $82,807,414, Collateralized by Federal Home Loan Bank, 0.00%, 7/20/12, value $84,463,484)	82,807,000	82,807,000
Total Repurchase Agreements		217,807,000

Total Investments (Cost $1,914,350,424)† - 100.2%		1,914,350,424

Liabilities in excess of other assets - (0.2)%		(4,263,673)

NET ASSETS - 100.0%		$1,910,086,751

Notes to Schedule of Investments
**	Rate represents the effective yield at purchase.
†	Also represents cost for federal income tax purposes.
(a)	Variable rate security. Rate presented represents rate in effect at April 30, 2012.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(c)	Investment is in Institutional Shares of underlying fund/portfolio.
(d)	FDIC guaranteed through Treasury Liquidity Guarantee Program.

Continued

6

Institutional Money Market

Schedule of Investments, continued

April 30, 2012 (Unaudited)

The following abbreviations are used in the Schedule of Investments:
AMT - Alternative Minimum Tax Paper
FHLMC - Federal Home Loan Mortgage Corp.
FNMA - Federal National Mortgage Association
GO - General Obligation
LOC - Letter of Credit

At April 30, 2012, Institutional Money Market's investments were in the following countries:

Country
Australia	4.1%
Canada	7.4%
Germany	0.9%
Great Britain	0.9%
Netherlands	1.7%
United States	85.0%

Total	100.0%

See notes to schedules of investments.

7

Institutional Government Money Market

Schedule of Investments

April 30, 2012 (Unaudited)

	Principal Amount	Value
Corporate Bonds (d) (6.5%)
U.S. Government Agencies (6.5%)
Ally Financial, Inc., 2.20%, 12/19/12	$13,901,000	$14,077,629
Citibank NA, 1.88%, 5/7/12	17,472,000	17,476,697
Citibank NA, 0.45%, 6/4/12 (a)	5,600,000	5,600,063
Citibank NA, 1.88%, 6/4/12	10,500,000	10,515,745
Citigroup Funding, Inc., 2.13%, 7/12/12	21,480,000	21,560,024
General Electric Capital Corp., 0.47%, 9/21/12, (Next Reset: 6/21/12) (a)	2,970,000	2,972,511
General Electric Capital Corp., 2.13%, 12/21/12	4,314,000	4,367,147
Goldman Sachs Group, Inc. (The), 3.25%, 6/15/12	10,900,000	10,941,120
John Deere Capital Corp., 2.88%, 6/19/12	8,284,000	8,312,851
JP Morgan Chase & Co., Series 3, 0.72%, 12/26/12, (Next Reset: 6/26/12) (a)	595,000	597,222
US Bancorp, 1.80%, 5/15/12	9,528,000	9,533,692
		105,954,701
Total Corporate Bonds		105,954,701

Mortgage-Backed Securities (a) (4.0%)
U.S. Government Agencies (4.0%)
Freddie Mac, 0.25%, 8/15/21, (Next Reset: 5/3/12)	2,130,000	2,130,000
Freddie Mac, 0.25%, 1/15/42, (Next Reset: 5/3/12)	39,877,705	39,877,705
Freddie Mac, 0.25%, 10/15/45, (Next Reset: 5/3/12)	23,426,538	23,426,538
		65,434,243
Total Mortgage-Backed Securities		65,434,243

U.S. Government Agencies (46.2%)
Fannie Mae (7.8%)
4.88%, 5/18/12	7,138,000	7,153,487
1.25%, 6/22/12	7,859,000	7,871,371
0.23%, 7/16/12 **	10,000,000	9,995,144
0.23%, 7/26/12 , (Next Reset: 5/26/12) (a)	15,000,000	15,000,905
1.75%, 8/10/12	3,070,000	3,082,838
0.16%, 9/10/12 **	5,000,000	4,997,067
0.36%, 9/13/12 , (Next Reset: 5/1/12) (a)	18,685,000	18,693,609
0.27%, 9/17/12 , (Next Reset: 5/17/12) (a)	3,500,000	3,501,229
0.63%, 9/24/12	5,130,000	5,138,944
0.16%, 10/15/12 **	14,300,000	14,289,386
4.75%, 11/19/12	7,691,000	7,883,793
0.33%, 11/23/12 , (Next Reset: 5/1/12) (a)	5,000,000	5,003,139
0.33%, 12/3/12 , (Next Reset: 5/1/12) (a)	24,505,000	24,517,474
		127,128,386
Federal Farm Credit Bank (8.2%)
2.13%, 6/18/12	6,736,000	6,753,294
0.20%, 7/6/12 , (Next Reset: 5/1/12) (a)	11,000,000	10,999,798
0.23%, 8/8/12 , (Next Reset: 5/1/12) (a)	2,285,000	2,284,679
0.23%, 8/20/12 , (Next Reset: 5/1/12) (a)	2,605,000	2,604,596
0.18%, 9/24/12 , (Next Reset: 5/1/12) (a)	26,500,000	26,494,479
4.50%, 10/17/12	7,994,000	8,151,644
0.21%, 10/19/12 , (Next Reset: 5/1/12) (a)	14,500,000	14,498,297
0.23%, 10/19/12 , (Next Reset: 5/1/12) (a)	25,000,000	24,997,633
0.40%, 11/2/12	4,800,000	4,803,147
1.88%, 12/7/12	6,514,000	6,578,970
0.19%, 2/20/13 , (Next Reset: 5/7/12) (a)	15,000,000	14,992,794

Continued

1

Institutional Government Money Market

Schedule of Investments, continued

April 30, 2012 (Unaudited)

1.75%, 2/21/13	10,808,000	10,938,894
		134,098,225
Federal Home Loan Bank (15.8%)
5.75%, 5/15/12	23,655,000	23,704,462
1.13%, 5/18/12	18,655,000	18,663,475
1.38%, 6/8/12	5,000,000	5,005,685
3.63%, 6/8/12	9,000,000	9,032,296
4.88%, 6/8/12	1,620,000	1,627,687
0.18%, 6/22/12 , (Next Reset: 5/1/12) (a)	6,680,000	6,680,000
0.08%, 7/2/12 **	15,000,000	14,998,063
0.20%, 7/19/12 , (Next Reset: 5/1/12) (a)	17,000,000	16,998,135
0.26%, 7/24/12 , (Next Reset: 5/1/12) (a)	25,000,000	25,002,607
0.08%, 7/25/12 **	16,000,000	15,996,978
0.88%, 8/22/12	17,955,000	17,994,750
1.75%, 8/22/12	2,345,000	2,356,050
2.00%, 9/14/12	6,265,000	6,306,959
5.00%, 9/14/12	2,160,000	2,198,589
4.63%, 10/10/12	3,025,000	3,084,342
0.35%, 11/2/12	3,000,000	3,000,931
1.76%, 11/5/12	2,200,000	2,218,000
0.16%, 11/9/12 **	16,020,000	16,006,330
4.50%, 11/15/12	5,650,000	5,780,221
1.63%, 11/21/12	9,115,000	9,187,277
1.75%, 12/14/12	27,900,001	28,165,922
1.50%, 1/16/13	19,355,000	19,537,132
0.38%, 1/29/13	3,300,000	3,303,959
		256,849,850
Freddie Mac (11.6%)
0.09%, 5/7/12 **	14,550,000	14,549,782
1.75%, 6/15/12	24,636,000	24,683,553
0.20%, 8/10/12 , (Next Reset: 5/10/12) (a)	1,600,000	1,600,006
0.17%, 8/13/12 **	10,000,000	9,995,089
2.13%, 9/21/12	2,375,000	2,393,040
0.27%, 10/12/12 , (Next Reset: 5/1/12) (a)	21,175,000	21,176,249
0.12%, 11/13/12 **	15,000,000	14,990,200
0.52%, 11/26/12	25,700,000	25,751,341
0.38%, 11/30/12	4,580,000	4,585,935
4.13%, 12/21/12	5,575,000	5,714,865
0.32%, 1/10/13 , (Next Reset: 5/1/12) (a)	18,395,000	18,407,920
4.50%, 1/15/13	19,253,000	19,837,617
0.28%, 9/15/38, (Next Reset: 5/3/12) (a)	17,935,000	17,935,000
0.25%, 7/15/43 , (Next Reset: 5/3/12) (a)	6,550,000	6,550,000
		188,170,597
Straight-A Funding LLC ** (b) (2.8%)
0.18%, 5/4/12	10,006,000	10,005,850
0.18%, 6/1/12	15,000,000	14,997,675
0.18%, 6/25/12	10,000,000	9,997,250
0.18%, 7/3/12	10,000,000	9,996,850
		44,997,625
Total U.S. Government Agencies		751,244,683

Continued

2

Institutional Government Money Market

Schedule of Investments, continued

April 30, 2012 (Unaudited)

U.S. Treasury Obligations (0.6%)
U.S. Treasury Notes (0.6%)
0.38%, 8/31/12	10,000,000	10,007,351

Total U.S. Treasury Obligations		10,007,351

	Shares
Money Markets (c) (0.0%)
AIM STIT Government & Agency Portfolio	124,205	124,205
Goldman Sachs Financial Square Government Fund	287,069	287,069
Total Money Markets		411,274

	Principal Amount
Repurchase Agreements (43.2%)
BMO Nesbitt Burns, 0.19%, dated 4/30/12, due 5/1/12, (Repurchase proceeds, $150,000,792, Collateralized by Ginnie Mae and U.S. Treasury Security, 0.25%-5.00%, 2/28/14 - 9/15/39, value $153,000,085)	$150,000,000	150,000,000
Deutsche Bank, 0.20%, dated 4/30/12, due 5/1/12, (Repurchase proceeds, $220,001,222, Collateralized by Fannie Mae, Federal Home Loan Bank and Freddie Mac, 0.24%-0.90%, 7/30/13 - 11/7/14, value $224,400,077)	220,000,000	220,000,000
Goldman Sachs, 0.18%, dated 4/30/12, due 5/1/12, (Repurchase proceeds, $105,000,525, Collateralized by U.S. Treasury Securities, 0.13%-2.63%, 4/15/13 - 2/15/42, value $107,100,105)	105,000,000	105,000,000
Toronto Dominion, 0.17%, dated 4/30/12, due 5/1/12, (Repurchase proceeds, $40,000,189, Collateralized by U.S. Treasury Security, 4.75%, 5/15/14, value $40,800,101)	40,000,000	40,000,000
UBS Investment Bank, 0.18%, dated 4/30/12, due 5/1/12, (Repurchase proceeds, $188,867,944, Collateralized by Federal Home Loan Bank, 0.00%, 5/1/12 -5/4/12, value $192,645,000)	188,867,000	188,867,000
Total Repurchase Agreements		703,867,000

Total Investments (Cost $1,636,919,252)† - 100.5%		1,636,919,252

Liabilities in excess of other assets - (0.5)%		(8,842,461)

NET ASSETS - 100.0%		$1,628,076,791

Notes to Schedule of Investments
**	Rate represents the effective yield at purchase.
†	Also represents cost for federal income tax purposes.
(a)	Variable rate security. Rate presented represents rate in effect at April 30, 2012.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(c)	Investment is in Institutional Shares of underlying fund/portfolio.
(d)	FDIC guaranteed through Treasury Liquidity Guarantee Program.

See notes to schedules of investments.

3

U.S. Treasury Money Market

Schedule of Investments

April 30, 2012 (Unaudited)

	Principal Amount	Value
Corporate Bonds (c) (5.2%)
U.S. Government Agencies (5.2%)
Bank of America Corp., 3.13%, 6/15/12	$23,554,000	$23,638,080
Citigroup Funding, Inc., 2.13%, 7/12/12	15,000,000	15,056,516
General Electric Capital Corp., 0.77%, 6/8/12 (a)	5,960,000	5,962,432
John Deere Capital Corp., 2.88%, 6/19/12	7,000,000	7,024,326
Total Corporate Bonds		51,681,354

U.S. Treasury Bills ** (7.5%)
0.10%, 7/5/12	15,000,000	14,997,237
0.14%, 9/13/12	15,000,000	14,992,406
0.15%, 9/13/12	15,000,000	14,991,844
0.14%, 10/4/12	30,000,000	29,982,223
Total U.S. Treasury Bills		74,963,710

U.S. Treasury Notes (20.8%)
0.75%, 5/31/12	30,000,000	30,015,306
1.88%, 6/15/12	20,000,000	20,043,119
1.75%, 8/15/12	40,000,001	40,188,718
0.38%, 8/31/12	5,000,000	5,003,676
0.38%, 10/31/12	30,000,000	30,033,060
3.38%, 11/30/12	30,000,000	30,565,692
1.38%, 1/15/13	20,000,000	20,168,863
1.38%, 2/15/13	20,000,000	20,184,238
1.38%, 3/15/13	10,000,000	10,102,749
Total U.S. Treasury Notes		206,305,421

	Shares
Money Markets (b) (0.3%)
AIM STIT Treasury Portfolio	602,646	602,646
Goldman Sachs Financial Square Funds Treasury Obligations Fund	1,908,322	1,908,322
Total Money Markets		2,510,968

	Principal Amount
Repurchase Agreements (66.1%)
BMO Nesbitt Burns, 0.18%, dated 4/30/12, due 5/1/12, (Repurchase proceeds, $200,001,000, Collateralized by U.S. Treasury Securities, 0.25%-6.13%, 2/28/14 - 11/15/27, value $204,000,078)	$200,000,000	200,000,000
Deutsche Bank, 0.19%, dated 4/30/12, due 5/1/12, (Repurchase proceeds, $199,001,050, Collateralized by U.S. Treasury Security, 3.63%, 2/15/21, value $202,980,018)	199,000,000	199,000,000
Toronto Dominion, 0.17%, dated 4/30/12, due 5/1/12, (Repurchase proceeds, $130,000,614, Collateralized by U.S. Treasury Security, 2.50%, 3/31/15, value $132,600,065)	130,000,000	130,000,000
UBS Investment Bank, 0.17%, dated 4/30/12, due 5/1/12, (Repurchase proceeds, $128,611,607, Collateralized by U.S. Treasury Security, 0.88%, 4/30/17, value $131,183,240)	128,611,000	128,611,000
Total Repurchase Agreements		657,611,000

Total Investments (Cost $993,072,453)† - 99.9%		993,072,453

Other assets in excess of liabilities - 0.1%		1,432,413

NET ASSETS - 100.0%		$994,504,866

Continued

1

U.S. Treasury Money Market

Schedule of Investments, continued

April 30, 2012 (Unaudited)

Notes to Schedule of Investments
**	Rate represents the effective yield at purchase.
†	Also represents cost for federal income tax purposes.
(a)	Variable rate security. Rate presented represents rate in effect at April 30, 2012.
(b)	Investment is in Institutional Shares of underlying fund/portfolio.
(c)	FDIC guaranteed through Treasury Liquidity Guarantee Program.

See notes to schedules of investments.

2

Fifth Third Funds

Notes to Schedules of Investments

April 30, 2012 (Unaudited)

Cost and appreciation (depreciation) of investments for federal income tax purposes at April 30, 2012 is as follows:

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Small Cap Growth	$27,279,133	$7,736,031	$(1,357,416)	$6,378,615
Mid Cap Growth	59,980,738	18,639,286	(392,380)	18,246,906
Quality Growth	232,550,827	85,003,063	(1,208,903)	83,794,160
Dividend Growth	3,448,228	1,280,744	(6,134)	1,274,610
Micro Cap Value	40,685,565	6,744,329	(2,009,139)	4,735,190
Small Cap Value	57,118,728	7,757,683	(2,898,364)	4,859,319
All Cap Value	81,034,010	12,720,184	(2,791,391)	9,928,793
Disciplined Large Cap Value	151,285,769	32,026,229	(2,185,365)	29,840,864
Structured Large Cap Plus	60,452,079	20,226,921	(1,893,610)	18,333,311
Equity Index	177,491,183	213,254,958	(10,933,644)	202,321,314
International Equity	150,861,650	13,372,449	(7,720,672)	5,651,777
Strategic Income	225,746,821	12,225,526	(2,703,090)	9,522,436
LifeModel AggressiveSM	93,049,836	9,023,276	(378,374)	8,644,902
LifeModel Moderately AggressiveSM	151,163,604	18,730,006	(436,537)	18,293,469
LifeModel ModerateSM	228,855,308	18,140,683	(487,652)	17,653,031
LifeModel Moderately ConservativeSM	46,353,025	2,609,326	(55,524)	2,553,802
LifeModel ConservativeSM	40,083,369	312,650	(29,484)	283,166
High Yield Bond	103,544,834	2,817,374	(729,264)	2,088,110
Total Return Bond	222,630,106	12,792,885	(5,665,717)	7,127,168
Short Term Bond	168,388,555	1,241,410	(2,395,114)	(1,153,704)

Open futures contracts as of April 30, 2012:

Fund	Number of Contracts	Type	Description	Notional Amount	Unrealized Appreciation/ (Depreciation)	Market Value
Structured Large Cap Plus	16	Long	S+P 500 Index Futures, 6/14/12	$5,505,937	$68,463	$5,574,400

Equity Index	61	Long	S+P 500 Index Futures, 6/14/12	21,273,910	(21,510)	21,252,400

International Equity	83	Long	MSCI EAFE EMINI Index Futures, 6/15/12	6,330,651	(78,261)	6,252,390

Total Return Bond	145	Long	U.S. Treasury 5-Year Note, 6/29/12	17,850,096	100,451	17,950,547
	15	Long	U.S. Treasury 30-Year Bond, 6/20/12	2,110,116	33,009	2,143,125
	160			19,960,212	133,460	20,093,672
Short Term Bond	85	Long	U.S. Treasury 2-Year Note, 6/29/12	18,724,123	22,361	18,746,484

Strategic Income	50	Long	Volatility Index Futures, 5/15/12	950,150	(27,650)	922,500

See notes to schedule of investments.

1

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Notes to Schedules of Investments, continued

April 30, 2012 (Unaudited)

Open foreign currency contracts as of April 30, 2012:

Fund	Counterparty	Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)	Net Appreciation (Depreciation)
Strategic Income
1,934,823 U.S. Dollar (buy) vs. 3,770,000 Brazilian Real (sell)	State Street	11/05/12	$18,295	$—	$18,295
4,943,268 U.S. Dollar (buy) vs. 3,650,000 Euro (sell)	State Street	5/14/12	111,561	—	111,561
1,906,425 U.S. Dollar (buy) vs. 1,500,000 Euro (sell)	UBS Warburg	5/14/12	—	(79,208)	(79,208)
2,046,538 U.S. Dollar (buy) vs. 7,300,000 Polish Zloty (sell)	UBS Warburg	5/10/12	38,817	—	38,817
7,300,000 Polish Zloty (buy) vs. 2,274,710 U.S. Dollar (sell)	UBS Warburg	5/10/12	—	(266,989)	(266,989)
			$168,673	$(346,197)	$(177,524)
Total Return Bond
4,384,778 U.S. Dollar (buy) vs. 3,450,000 Euro (sell)	UBS Warburg	5/14/12	$—	$(182,178)	$(182,178)

The table below reflects Small Cap Value’s activities in written options, all of which were for purposes of earning additional income during the period.  No other Funds engaged in written option contracts during the period ended April 30, 2012.

Number of Contracts	Balance at July 31, 2011	Options Written	Options terminated	Options Expired	Balance at April 30, 2012
Small Cap Value	—	200	—	—	200

Premiums
Small Cap Value	$—	13,100	—	—	$13,100

See notes to schedule of investments.

2

Fifth Third Funds

Notes to Schedule of Investments

April 30, 2012 (Unaudited)

(1) Organization

Fifth Third Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company established as a Massachusetts business trust. The Trust consists of twenty-four separate investment portfolios.

The accompanying financial statements and notes relate only to the series of the Trust (individually a “Fund” and collectively the “Funds”) listed below. Each Fund is a diversified investment company for purposes of the Act.

Fund Name

Fifth Third Small Cap Growth Fund (“Small Cap Growth”)

Fifth Third Mid Cap Growth Fund (“Mid Cap Growth”)

Fifth Third Quality Growth Fund (“Quality Growth”)

Fifth Third Dividend Growth Fund (“Dividend Growth”)

Fifth Third Micro Cap Value Fund (“Micro Cap Value”)

Fifth Third Small Cap Value Fund (“Small Cap Value”)

Fifth Third All Cap Value Fund (“All Cap Value”)

Fifth Third Disciplined Large Cap Value Fund (“Disciplined Large Cap Value”)

Fifth Third Structured Large Cap Plus Fund (“Structured Large Cap Plus”)

Fifth Third Equity Index Fund (“Equity Index”)

Fifth Third International Equity Fund (“International Equity”)

Fifth Third Strategic Income Fund (“Strategic Income”)

Fifth Third LifeModel Aggressive FundSM (“LifeModel AggressiveSM”)

Fifth Third LifeModel Moderately Aggressive FundSM (“LifeModel Moderately AggressiveSM”)

Fifth Third LifeModel Moderate FundSM (“LifeModel ModerateSM”)

Fifth Third LifeModel Moderately Conservative FundSM (“LifeModel Moderately ConservativeSM”)

Fifth Third LifeModel Conservative FundSM (“LifeModel ConservativeSM”)

(the foregoing five funds collectively the “LifeModel FundsSM”)

Fifth Third High Yield Bond Fund (“High Yield Bond”)

Fifth Third Total Return Bond Fund (“Total Return Bond”)

Fifth Third Short Term Bond Fund (“Short Term Bond”)

Fifth Third Prime Money Market Fund (“Prime Money Market”)

Fifth Third Institutional Money Market Fund (“Institutional Money Market”)

Fifth Third Institutional Government Money Market Fund (“Institutional Government Money Market”)

Fifth Third U.S. Treasury Money Market Fund (“U.S. Treasury Money Market”)

(the foregoing four funds collectively the “Money Market Funds”)

As of April 5, 2012, Fifth Third Asset Management, Inc. (“FTAM” or the “Advisor”) and Fifth Third Financial Corporation have agreed to sell their interest in management of the Fifth Third Funds. In connection with the sale, FTAM proposed to the Trust’s Board of Trustees that the Fifth Third money market funds be reorganized into certain existing money market funds (“Federated Money Market Funds”) managed by Federated Investors, Inc. (“Federated”) and certain Fifth Third stock and bond funds be reorganized into certain existing and new mutual funds managed by Touchstone Advisors, Inc. (“Touchstone”). In addition, FTAM proposed that certain Fifth Third Funds be liquidated. FTAM anticipates that it will continue to operate as an institutional asset manager with a focus on its key products, including equity, specialty, and fixed income assets.

3

Fifth Third Funds

Notes to Schedule of Investments, continued

April 30, 2012 (Unaudited)

PROPOSED REORGANIZATIONS WITH TOUCHSTONE

Fifth Third Mid Cap Growth Fund	Fifth Third LifeModel Aggressive Fund
Fifth Third Quality Growth Fund	Fifth Third LifeModel Moderately Aggressive Fund
Fifth Third Micro Cap Value Fund	Fifth Third LifeModel Moderate Fund
Fifth Third Small Cap Value Fund	Fifth Third LifeModel Moderately Conservative Fund
Fifth Third All Cap Value Fund	Fifth Third LifeModel Conservative Fund
Fifth Third Disciplined Large Cap Value Fund	Fifth Third High Yield Bond Fund
Fifth Third International Equity Fund	Fifth Third Total Return Bond Fund
Fifth Third Strategic Income Fund	Fifth Third Short Term Bond Fund

On April 4, 2012, the Board of Trustees of the Fifth Third Funds approved Agreements and Plans of Reorganization (the “Plans”) on behalf of certain Fifth Third stock and bond funds (each an “Acquired Fund” and together, the “Acquired Funds”). Pursuant to the Plans, each Acquired Fund’s assets would be transferred to a corresponding series of Touchstone Strategic Trust (each an “Acquiring Fund” and together, the “Acquiring Funds”), each advised by Touchstone Advisors, Inc. and shareholders of each Acquired Fund would become shareholders of the corresponding Acquiring Fund. The proposed reorganizations are as follows:

Acquired Funds, each a series of Fifth Third Funds	Acquiring Funds, each a series of Touchstone Strategic Trust
Fifth Third Quality Growth Fund	Touchstone Large Cap Growth Fund, a series of Touchstone Strategic Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y
Fifth Third Mid Cap Growth Fund	Touchstone Growth Opportunities Fund, a series of Touchstone Strategic Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y
Fifth Third Disciplined Large Cap Value Fund	Touchstone Value Fund, a series of Touchstone Strategic Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y
Fifth Third All Cap Value Fund	Touchstone Value Fund, a series of Touchstone Strategic Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y
Fifth Third High Yield Bond Fund	Touchstone High Yield Fund, a series of Touchstone Investment Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y

4

Fifth Third Funds

Notes to Schedule of Investments, continued

April 30, 2012 (Unaudited)

Acquired Funds, each a series of Fifth Third Funds	Acquiring Funds, each a series of Touchstone Strategic Trust
Fifth Third Short Term Bond Fund	Touchstone Ultra Short Duration Fixed Income Fund, a series of Touchstone Funds Group Trust
Class A Class C Institutional	Class A Class C Class Y
Fifth Third Total Return Bond Fund	Touchstone Core Bond Fund, a series of Touchstone Investment Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y
Fifth Third LifeModel Aggressive FundSM	Touchstone Growth Allocation Fund, a series of Touchstone Strategic Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y
Fifth Third LifeModel Moderately Aggressive FundSM	Touchstone Moderate Growth Allocation Fund, a series of Touchstone Strategic Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y
Fifth Third LifeModel Moderate FundSM	Touchstone Balanced Allocation Fund, a series of Touchstone Strategic Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y
Fifth Third LifeModel Moderately Conservative FundSM	Touchstone Conservative Allocation Fund, a series of Touchstone Strategic Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y
Fifth Third LifeModel Conservative FundSM	Touchstone Conservative Allocation Fund, a series of Touchstone Strategic Trust
Class A Class B Class C Institutional	Class A Class A Class C Class Y

5

Fifth Third Funds

Notes to Schedule of Investments, continued

April 30, 2012 (Unaudited)

In addition on April 4, 2012, the Board of Trustees of the Fifth Third Funds approved an Agreement and Plan of Reorganization (the “Plan”) on behalf of Fifth Third Micro Cap Value Fund, Fifth Third Small Cap Value Fund, Fifth Third International Equity Fund and Fifth Third Strategic Income Fund (each an “Acquired Fund” and together, the “Acquired Funds”). Pursuant to the Plan, each Acquired Fund’s assets would be transferred to a corresponding series of Touchstone Strategic Trust (each an “Acquiring Fund” and together, the “Acquiring Funds”), each advised by Touchstone Advisors, Inc. and shareholders of each Acquired Fund would become shareholders of the corresponding Acquiring Fund. Each Acquiring Fund is a newly-organized fund that has been created for purposes of the reorganization. The proposed reorganizations are as follows:

Acquired Funds, each a series of Fifth Third Funds	Acquiring Funds, each a series of Touchstone Strategic Trust
Fifth Third Micro Cap Value Fund	Touchstone Micro Cap Value Fund
Class A Class B Class C Institutional	Class A Class A Class C Class Y
Fifth Third Small Cap Value Fund	Touchstone Small Company Value Fund
Class A Class B Class C Institutional	Class A Class A Class C Class Y
Fifth Third International Equity Fund	Touchstone International Value Fund
Class A Class B Class C Institutional	Class A Class A Class C Class Y
Fifth Third Strategic Income Fund	Touchstone Strategic Income Fund
Class A Class B Class C Institutional	Class A Class A Class C Class Y

The Plan will be submitted to the shareholders of each Acquired Fund for approval at a special meeting expected to be held on or about September 5, 2012. Only those shareholders of record of the Acquired Fund as of the close of business on the record date July 9, 2012 will be entitled to vote on the proposed reorganization. Such shareholders will be mailed information detailing the proposed reorganization and providing further information about the Acquiring Fund. If approved at the special meeting and other closing conditions are satisfied, the reorganizations are expected to be effective in the third quarter of 2012. It is anticipated that the exchange will be on a tax-free basis, which means that no gain or loss will be recognized directly as a result of the reorganization by either an Acquired Fund or its shareholders.

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Acquiring Fund, nor is it a solicitation of a proxy. For more information regarding the Acquiring Fund, or to receive a copy of a prospectus/proxy statement relating to the proposed reorganization (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective, please visit the Securities and Exchange Commission’s website (http://www.sec.gov) or by contacting Fifth Third Funds at 800.282.5706. Please read the prospectus/proxy statement carefully before making any investment decisions.

6

Fifth Third Funds

Notes to Schedule of Investments, continued

April 30, 2012 (Unaudited)

PROPOSED REORGANIZATIONS WITH FEDERATED MONEY MARKET FUNDS

Fifth Third Prime Money Market Fund

Fifth Third Institutional Money Market Fund

Fifth Third Institutional Government Money Market Fund

Fifth Third U.S. Treasury Money Market Fund

On April 4, 2012, the Board of Trustees of the Fifth Third Funds approved Agreements and Plan of Reorganizations (each, a “Plan”) on behalf of the Fifth Third Prime Money Market Fund, Fifth Third Institutional Money Market Fund, Fifth Third Institutional Government Money Market Fund and Fifth Third U.S. Treasury Money Market Fund (each an “Acquired Fund” and together, the “Acquired Funds”).  Pursuant to each Plan, each Acquired Fund’s assets would be transferred to a corresponding Federated Money Market Fund advised by Federated Investment Management Company and shareholders in each Acquired Fund would become shareholders in the corresponding Federated Money Market Fund (each, an “Acquiring Fund” and together, the “Acquiring Funds”).  The proposed reorganizations are as follows:

Acquired Funds, each a series of Fifth Third Funds	Acquiring Funds, each a series of Money Market Obligations Trust
Fifth Third Prime Money Market Fund	Federated Prime Value Obligations Fund
Class A Shares	Service Shares
Class B Shares	Service Shares
Class C Shares	Service Shares
Institutional Shares	Service Shares
Fifth Third Institutional Money Market Fund	Federated Prime Cash Obligations Fund
Institutional Shares	Institutional Shares
Select Shares	Institutional Shares
Preferred Shares	Capital Shares
Trust Shares	Service Shares
Fifth Third Institutional Government Money Market Fund	Federated Government Obligations Fund
Institutional Shares	Institutional Shares
Select Shares	Institutional Shares
Preferred Shares	Capital Shares
Trust Shares	Service Shares
Fifth Third U.S. Treasury Money Market Fund	Federated Treasury Obligations Fund
Institutional Shares	Institutional Shares
Select Shares	Institutional Shares
Preferred Shares	Capital Shares
Trust Shares	Service Shares

The Plan will be submitted to the shareholders of each Acquired Fund for approval at a special meeting expected to be held on or about September 5, 2012. Only those shareholders of record of the Acquired Fund as of the close of business on the record date July 9, 2012 will be entitled to vote on the proposed reorganization. Such shareholders will be mailed information detailing the proposed reorganization and providing further information about the Acquiring Fund. If approved at the special meeting and other closing conditions are satisfied, the reorganizations are expected to be effective in the third quarter of 2012. It is anticipated that the exchange will be on a tax-free basis, which means that no gain or loss will be recognized directly as a result of the reorganization by either an Acquired Fund or its shareholders.

7

Fifth Third Funds

Notes to Schedule of Investments, continued

April 30, 2012 (Unaudited)

The foregoing is not an offer to sell, nor a solicitation of an offer to buy, shares of the Acquiring Fund, nor is it a solicitation of a proxy. For more information regarding the Acquiring Fund, or to receive a copy of a prospectus/proxy statement relating to the proposed reorganization (and containing important information about fees, expenses and risk considerations) once a registration statement relating to the proposed reorganization has been filed with the Securities and Exchange Commission and becomes effective, please visit the Securities and Exchange Commission’s website (http://www.sec.gov). Please read the prospectus/proxy statement carefully before making any investment decisions.

PROPOSED LIQUIDATIONS

Fifth Third Dividend Growth Fund

Fifth Third Equity Index Fund

Fifth Third Small Cap Growth Fund

Fifth Third Structured Large Cap Plus Fund

On April 4, 2012, the Board of Trustees of the Fifth Third Funds approved the liquidations and dissolutions (each, a “Liquidation”) pursuant to which the assets of the Fifth Third Dividend Growth Fund, Fifth Third Equity Index Fund, Fifth Third Small Cap Growth Fund and Fifth Third Structured Large Cap Plus Fund (each, a “Fund”, and together the “Funds”) will each be liquidated and the proceeds remaining after payment of or provision for liabilities and obligations of a Fund will be distributed to its respective shareholders.  Each Liquidation is subject to approval by shareholders of the respective Fund at a Special Meeting of Shareholders to be held on July 11, 2012, or at any adjournments thereof.

If shareholders of each Fund approve the respective Liquidation, on or about July 11, 2012 (the “Effective Date”), each Fund will begin liquidating its portfolio assets and will hold or reinvest the proceeds thereof in cash and such short-term securities as that Fund may lawfully hold or invest.  As a result, each Fund will not be pursuing its investment objective after the Effective Date.

Each Fund anticipates that it will complete the Liquidation on or around the close of business on July 13, 2012 (the “Liquidation Date”).  On or before the Liquidation Date, each Fund will make liquidating distributions to each remaining shareholder, equal to the shareholder’s proportionate interest in the net assets of that Fund, in complete redemption and cancellation of the Fund’s shares held by the shareholder, and thereafter the Fund will be terminated and dissolved.

Each Fund’s shareholders as of the close of business on the record date, May 14, 2012, will receive a Proxy Statement providing notice of the Special Meeting of Shareholders and details regarding the Liquidation.  The Proxy Statement will also be available on the Securities and Exchange Commission’s website at http://www.sec.gov or by contacting Fifth Third Funds at 800.282.5706.

Effective April 5, 2012, each Fund will be closed to all investors, except new and existing participants of existing retirement plans that are “qualified” under the Internal Revenue Code and held through intermediaries. However, the ability to redeem a Fund’s shares remains unchanged.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

8

Fifth Third Funds

Notes to Schedule of Investments, continued

April 30, 2012 (Unaudited)

Securities Valuation—All investments in securities are recorded at their estimated fair value as described in Note 7.

Securities Transactions and Related Income—Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on an accrual basis and includes, where applicable, amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. A Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. A Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Foreign Currency Translation—The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from sales and maturities of securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities, including investments in securities, resulting from changes in the currency exchange rates.

Lending Portfolio Securities— Each Fund may lend securities up to 33 1/3% of the Fund’s total assets (including the amount of securities out on loan) to qualified borrowers (typically broker-dealers) in order to enhance Fund earnings by investing cash collateral received in making such loans. The Funds continue to earn interest and dividends on securities loaned by way of receiving substitute payments (substitute dividend payments are generally not classified as Qualified Dividend Income for federal income tax purposes). Loans will be made only to borrowers deemed by the Lending Agent to be of sufficiently strong financial standing, organizational stability and creditworthiness under guidelines established by the Funds and when, in the judgment of the Lending Agent, the consideration that can be earned currently from such securities loans justifies the attendant risks.

The Trust has engaged its custodian bank, State Street Bank and Trust Company (“State Street”), to act as Lending Agent and to administer its securities lending program. State Street will earn a portion of program net income for its services. When a Fund makes a security loan, it receives cash collateral as protection against borrower default on the loaned security position and records an asset for the cash/invested collateral and a liability for the return of the collateral. Additionally, certain Funds received non-cash collateral, which they are not permitted to sell or re-pledge. Securities on loan continue to be included in investment securities at market value on the Statements of Assets and Liabilities and remain on the Schedule of Investments.

Loans of securities are required at the time the loan is made to be secured by collateral at least equal to 105% of the prior day’s market value of loaned equity securities not denominated in U.S. dollars or Canadian dollars or not primarily traded on a U.S. exchange; or 102% of the prior day’s market value of the securities on loan (including accrued interest) of any other loaned securities, and not less than 100% thereafter. The Funds may invest cash collateral in short-term money market instruments including: U.S. Treasury Bills, U.S. agency sponsored obligations, commercial paper, money market mutual funds, repurchase agreements and other highly rated, liquid investments.

9

Fifth Third Funds

Notes to Schedule of Investments, continued

April 30, 2012 (Unaudited)

During the life of security loans, the collateral and securities loaned remain subject to fluctuation in market value. State Street marks to market securities loaned and the collateral each business day. If additional collateral is due, State Street collects additional cash collateral from the borrowers. Although securities loaned will be fully collateralized at all times, State Street may experience delays in, or may be prevented from, recovering the collateral on behalf of a Fund. State Street may on behalf of a Fund recall a loaned security position at any time from a borrower, who is obligated to return the security recalled. In the event the borrower fails to return a recalled security in a timely fashion, State Street reserves the right to use the collateral to purchase like securities in the open market. State Street indemnifies the Funds against borrower default by agreeing to fund any shortfall between the collateral held and the cost of obtaining replacement securities. If replacement securities are not available, State Street will credit the equivalent cash value to the Fund(s). As of April 30, 2012 no funds had securities on loan.

Other—Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds based on their relative net assets or another appropriate basis. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets, except that each class separately bears expenses related specifically to that class, such as administrative services and/or distribution servicing fees.

(3) Securities and Other Investments

Repurchase Agreements—The Funds may enter into repurchase agreements only with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Fifth Third Asset Management, Inc. to be creditworthy. It is the policy of the Funds to require the custodian or sub-custodian bank to take possession or have legally segregated in the Federal Reserve Book Entry System, all securities segregated as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the relevant repurchase agreement transaction. Risks may arise from the potential inability or unwillingness of counterparties to honor the terms of a repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

Short Sales — Structured Large Cap Plus sells securities short, whereby it sells a security it generally does not own (the security is borrowed) in anticipation of a decline in the security’s price. The initial amount of a short sale is recorded as a liability, which is marked to market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. The Fund also may short a security when also holding a long position in the security (a “short against the box”), as the security’s price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security’s price rises. The Fund realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are an expense of the Fund. The Fund segregates cash and/or securities in a sufficient amount as collateral to the extent of open short positions. See Notes to Schedule of Investments.

Beginning in March 2009, the prime broker for the Fund’s short sales is Pershing, LLC. Pershing, LLC is a subsidiary of Bank of New York Mellon Corporation. The LifeModel FundsSM invest in Structured Large Cap Plus. An increase in the expense ratio of Structured Large Cap Plus also affects the return on investments by the LifeModel FundsSM.

When-Issued and Delayed Delivery Transactions—The Funds may engage in when-issued or delayed delivery (“TBAs”) transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are valued daily and begin earning interest on the settlement date. To the extent the Funds hold these types of securities, a sufficient amount of cash and/or securities is segregated as collateral. See Notes to Schedules of Investments.

10

Fifth Third Funds

Notes to Schedule of Investments, continued

April 30, 2012 (Unaudited)

(4) Financial Derivative Instruments

Foreign Currency Contracts—The Funds may enter into foreign currency contracts to settle planned purchases or sales of securities or to protect against a possible loss resulting from the adverse change in the relationship between the U.S. Dollar and a foreign currency involved in an underlying transaction. Foreign currency contracts are agreements between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in currency exchange rates. Foreign currency contracts are marked-to-market daily and the change in market value is recorded by a Fund as unrealized appreciation or depreciation. When a foreign currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to credit risk if a counterparty is unable or unwilling to meet the terms of the contracts or if the value of the currency changes unfavorably. In connection with these contracts, the Funds may segregate cash and/or securities in a sufficient amount as collateral in accordance with the terms of the respective contracts. Forward foreign currency contracts open as of this report date are listed in the Notes to Schedules of Investments.

Futures Contracts—The Funds, with the exception of Dividend Growth, may enter into futures contracts which represent a commitment for the future purchase or sale of an asset at a specified price on a specified date. The Funds may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. Cash and/or securities are segregated or delivered to dealers in order to maintain a position (“initial margin”). Subsequent payments made or received by a Fund based on the daily change in the market value of the position (“variation margin”) are recorded as receivable or payable. The Funds recognize unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The use of futures contracts involves, to varying degrees, elements of market risk. Risks arise from the possible imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities. To the extent these Funds have open futures contracts at period end, a sufficient amount of cash and/or securities, which is restricted as to its use by these Funds, is segregated as collateral. Futures contracts open as of this report date are listed in the Notes to Schedules of Investments.

Options Transactions—The Funds, with the exception of Micro Cap Value, All Cap Value, Strategic Income and Dividend Growth may buy and sell put and call options and write covered put and call options, including over-the-counter options. The Micro Cap Value, All Cap Value, Strategic Income and Dividend Growth may buy and sell listed put options on financial futures and call options or over-the-counter call options on futures contracts. Options are a type of derivative financial instrument. The Funds may invest in derivative financial instruments, including options, in order to create investment exposure or to hedge, to the extent consistent with their investment objectives and policies. The risk in writing a call option is that a fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that a fund pays a premium whether or not the option is exercised. A fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. To the extent these Funds have open written option contracts at period end, a sufficient amount of cash and/or securities, which is restricted as to its use by these Funds, is segregated as collateral. Options open as of this report date are listed in the Notes to Schedules of Investments.

11

Fifth Third Funds

Notes to Schedule of Investments, continued

April 30, 2012 (Unaudited)

Swap Agreements—The Funds may enter into swap transactions, which are privately negotiated agreements between a Fund and a counterparty (usually a broker-dealer) to exchange or swap investment cash flows, assets, or market-linked returns at specified, future intervals. A Fund may enter into interest rate, total return, credit default, and other forms of swap agreements to manage its exposure to interest rates and credit risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements.

Credit default swap agreements involve one party making a stream of payments to another party in exchange for the right to receive up to the par amount of the underlying instrument in the event of a default by a third party – typically, a corporate issuer or sovereign issuer of an emerging country – on its obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. When it is a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap, provided that there is no credit event. If a Fund is a seller of protection and a credit event occurs, as defined under the terms of the particular swap agreement, a Fund must pay to the buyer of the protection an amount up to the notional value of the swap and, in certain instances, take delivery of the underlying asset. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap. When it is a buyer of protection, a Fund generally makes an upfront payment or pays a fixed rate throughout the term of the swap. In addition, as a buyer of protection, a Fund generally receives an amount up to the notional value of the swap if a credit event occurs. The treatment of credit default swaps and other swap agreements that provide for contingent, non-periodic, “bullet-type” payments as “notional principal contracts” for U.S. federal income tax purposes is uncertain. If the U.S. Internal Revenue Service were to take the position that a credit default swap or other bullet-type swap is not a “notional principal contract” for U.S. federal income tax purposes, payments received by a Fund from such investments may be subject to U.S. excise or income taxes. The Funds’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Funds’ exposure to the counterparty.

Swaps are marked to market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such in the Statements of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received or paid by a Fund are included in realized gain or loss in the Statements of Operations. Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that the parties may disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates. As of the date of this report no funds held swaps contracts.

12

Fifth Third Funds

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April 30, 2012 (Unaudited)

(5) Restricted Securities

The Funds may own investments that were purchased through private placement transactions or under Rule 144A of the Securities Act of 1933 (the “Securities Act”) and which cannot be sold without prior registration under the Securities Act or which may be limited due to certain sale restrictions. These securities are generally deemed to be illiquid and are valued in accordance with the Trust’s Security Valuation Procedures, which have been approved by the Trustees of the Trust. If and when such securities are registered, the costs of registering such securities are paid by the issuer. At April 30, 2012, Total Return Bond held the following restricted security:

	Security Type	Acquisition Date	Acquisition Cost	Fair Value	Value as % of Net Assets
Total Return Bond
Restructured Assets Certificates, Series 2006-9, Class P	Mortgage-Backed Securities	8/10/06	$5,234,953	$4,972,275	2.25%

 (6) Principal Risks

Concentration Risk — International Equity invests in equity and fixed income securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an adverse effect on the liquidity and volatility of portfolio securities and currency holdings.

Market and Credit Risk— In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Funds to credit risk, consist principally of cash due from counterparties and investments. The extent of the Funds’ exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Funds’ Statements of Assets and Liabilities.

Interest Rate Risk—Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. A rise in interest rates typically causes a fall in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities and high for longer-term securities. Generally, an increase in the average maturity of a Fund will make it more sensitive to interest rate risk.

Foreign Currency Risk—If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar. This also includes the risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments related to foreign investments.

13

Fifth Third Funds

Notes to Schedule of Investments, continued

April 30, 2012 (Unaudited)

(7) Securities Valuations

The Funds use various methods to measure the fair value of most of their investments on a recurring basis. U.S. GAAP established a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

•	Level 1– Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. The inputs may include quoted prices for the identical investment on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether a security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. There were no transfers between level 1 and level 2 during the period ended April 30, 2012.

(8) Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common and preferred stock)—Portfolio securities listed or traded on domestic securities exchanges or in the over-the-counter market are valued at the latest available sales price on the exchange or system where the security is principally traded (except for securities traded on NASDAQ, which are valued at the NASDAQ Official Closing Price) or, absent such a price, by reference to the latest available bid and asked prices in the principal market in which such securities are normally traded. Securities for which the principal market is not a securities exchange or an over-the-counter market are valued at the mean of their latest bid and asked quotations in such principal market. Securities in International Equity listed or traded on non-domestic exchanges are valued at the closing mid-market price on the exchanges on which they trade. To the extent that these securities are actively traded and valuations adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Investments for which such quotations are not readily available, or quotations which appear suspect, are valued at fair value as determined in good faith by the Pricing Committee in accordance with procedures adopted by the Trustees. These securities are categorized in level 3. In addition, if events materially affecting the value of foreign securities occur between the time when the exchange on which such securities are traded closes and the time when the Funds’ net asset values are calculated, such securities may be valued using fair value pricing in accordance with procedures adopted by the Trustees. Management identifies possible fluctuations in foreign securities by monitoring the rise or fall in the value of a designated benchmark index. In the event of a rise or fall greater than predetermined levels, International Equity will use a systematic valuation model provided by an independent third party to value its foreign securities. When International Equity uses this fair value pricing method, the value assigned to International Equity’s foreign securities may not be the quoted or published prices of the investments on their primary markets or exchanges and the securities are categorized in level 2.

14

Fifth Third Funds

Notes to Schedule of Investments, continued

April 30, 2012 (Unaudited)

Corporate debt securities—Investments are priced using the closing bid as supplied by an independent pricing service based on observable inputs. Observable inputs may include quoted prices for the identical instrument or an active market, valuation provided by dealers, prices for similar instruments, interest rates, credit risk, yield curves, default rates and similar data, etc. Although most corporate bonds are categorized in level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as level 3.

Short-term notes—Investments maturing in 60 days or less are valued at amortized cost, which approximates market value. To the extent the inputs are observable and timely, the values would be categorized in level 2 of the fair value hierarchy.

Asset-backed securities—Investments are priced using the closing bid as supplied by an independent pricing service based on observable inputs. Observable inputs may include quoted prices for the identical instrument on an active market, valuation provided by dealers, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data, etc. Although most asset-backed securities are categorized in level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as level 3.

Open-end investment companies—Investments are valued at net asset value as reported by such investment companies and are categorized as level 1.

U.S. government issuers—Investments are priced at the closing bid as supplied by an independent pricing service based on observable inputs. Observable inputs may include quoted prices for the identical instrument on an active market, prices for similar instruments, interest rates and similar data, etc. Although most U.S. Government bonds are categorized in level 2 of the fair value hierarchy, in instances where observable inputs are not available, they are categorized as level 3.

Derivative instruments—Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy. Over the counter (OTC) derivative contracts include swap contracts related to the credit standing of reference entities. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products can be modeled taking in to account the counterparties’ creditworthiness and using a series of techniques, including simulation models. The OTC derivative products valued by the Funds using pricing models are categorized within level 2 of the fair value hierarchy.

The market value of securities fair valued in accordance with procedures adopted by the Trustees as a percentage of total net assets as of this report date was 2.25% for Total Return Bond. The only fair valued security in Small Cap Growth had a market value of $0.00.

15

Fifth Third Funds

Notes to Schedule of Investments, continued

April 30, 2012 (Unaudited)

The following is a summary of the fair value hierarchy according to the inputs used as of April 30, 2012 in valuing the Funds’ assets and liabilities:

	Fair Value Measurement at 04/30/2012 using
	Quoted Prices in Active Markets for Indentical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 04/30/12
Small Cap Growth
Assets
Common Stock*	$31,291,685	$—	$—	$31,291,685
Investments in Affiliates	2,366,063	—	—	2,366,063
Total	$33,657,748	$—	$—	$33,657,748

Mid Cap Growth
Assets
Common Stock*	$75,790,110	$—	$—	$75,790,110
Investments in Affiliates	2,437,533	—	—	2,437,533
Total	$78,227,643	$—	$—	$78,227,643

Quality Growth
Assets
Common Stock*	$309,586,969	$—	$—	$309,586,969
Mortgage Backed Securities	—	239,321	—	239,321
Investments in Affiliates	6,518,697	—	—	6,518,697
Total	$316,105,666	$239,321	$—	$316,344,987

16

Fifth Third Funds

Notes to Schedule of Investments, continued

April 30, 2012 (Unaudited)

Dividend Growth
Assets
Common Stock*	$4,713,431	$—	$—	$4,713,431
Investments in Affiliates	9,407	—	—	9,407
Total	$4,722,838	$—	$—	$4,722,838

Micro Cap Value
Assets
Common Stock*	$41,954,794	$—	$—	$41,954,794
Investments in Affiliates	3,465,961	—	—	3,465,961
Total	$45,420,755	$—	$—	$45,420,755

Small Cap Value
Assets
Common Stock*	$59,320,804	$—	$—	$59,320,804
Investments in Affiliates	2,657,243	—	—	2,657,243
Other Financial Instruments**
Interest Rate Contracts	(3,000)	—	—	(3,000)
Total	$61,975,047	$—	$—	$61,975,047

All Cap Value
Assets
Common Stock*	$89,153,534	$—	$—	$89,153,534
Investments in Affiliates	1,809,269	—	—	1,809,269
Total	$90,962,803	$—	$—	$90,962,803

Disciplined Large Cap Value
Assets
Common Stock*	$179,308,272	$—	$—	$179,308,272
Investments in Affiliates	1,818,360	—	—	1,818,360
Total	$181,126,632	$—	$—	$181,126,632

Structured Large Cap Plus
Assets
Common Stock*	$83,971,005	$—	$—	$83,971,005
Investments in Affiliates	5,460,416	—	—	5,460,416
Other Financial Instruments**
Equity Contracts	68,463	—	—	68,463
Total	$89,499,884	$—	$—	$89,499,884
Liabilities
Securities Sold Short	$(10,646,031)	$—	$—	$(10,646,031)
Total	$(10,646,031)	$—	$—	$(10,646,031)

Equity Index
Assets
Common Stock*	$359,020,306	$—	$—	$359,020,306
Investments in Affiliates	20,792,191	—	—	20,792,191
Total	$379,812,497	$—	$—	$379,812,497
Liabilities
Other Financial Instruments**
Interest Rate Contracts	$(21,510)	$—	$—	$(21,510)
Total	$379,790,987	—	$—	$379,790,987

17

Fifth Third Funds

Notes to Schedule of Investments, continued

April 30, 2012 (Unaudited)

International Equity
Assets
Foreign Stocks*	$151,148,462	$—	$—	$151,148,462
Investment Companies	220,375	—	—	220,375
Investments in Affiliates	5,144,590	—	—	5,144,590
Total	$156,513,427	$—	$—	$156,513,427
Liabilities
Other Financial Instruments**
Foreign Exchange Contracts	$(78,261)	—	$—	$(78,261)
Total	$(78,261)	—	$—	$(78,261)

Strategic Income
Assets
Asset-Backed Securities	$—	$8,178,694	$—	$8,178,694
Corporate Bonds	—	64,928,782	—	64,928,782
Foreign Bonds*	—	24,097,905	—	24,097,905
Mortgage-Backed Securities	—	21,385,851	—	21,385,851
Common Stocks*	24,812,904	—	—	24,812,904
Investment Companies	2,192,374	—	—	2,192,374
Convertible Preferred Stocks	5,897,783	—	—	5,897,783
Preferred Stocks	80,928,357	—	—	80,928,357
Investments in Affiliates	2,846,607	—	—	2,846,607
Other Financial Instruments**
Foreign Exchange Contracts	168,673	—	—	168,673
Total	$116,846,698	$118,591,232	$—	$235,437,930
Liabilities
Other Financial Instruments**
Foreign Exchange Contracts	$(346,197)	$—	$—	$(346,197)
Interest Rate Contracts	(27,650)	—	—	(27,650)
Total	$(373,847)	$—	$—	$(373,847)

LifeModel AggressiveSM
Assets
Investments in Affiliates	$101,694,738	$—	$—	$101,694,738
Total	$101,694,738	$—	$—	$101,694,738

LifeModel Moderately AggressiveSM
Assets
Investments in Affiliates	$169,457,073	$—	$—	$169,457,073
Total	$169,457,073	$—	$—	$169,457,073

LifeModel ModerateSM
Assets
Investments in Affiliates	$246,508,339	$—	$—	$246,508,339
Total	$246,508,339	$—	$—	$246,508,339

18

Fifth Third Funds

Notes to Schedule of Investments, continued

April 30, 2012 (Unaudited)

LifeModel Moderately ConservativeSM
Assets
Investments in Affiliates	$48,906,828	$—	$—	$48,906,828
Total	$48,906,828	$—	$—	$48,906,828

LifeModel ConservativeSM
Assets
Investments in Affiliates	$40,366,535	$—	$—	$40,366,535
Total	$40,366,535	$—	$—	$40,366,535

High Yield Bond
Assets
Convertible Bonds	$—	$204,015	$—	$204,015
Corporate Bonds	425,942	90,229,826	—	90,655,768
Foreign Bonds*	—	10,651,325	—	10,651,325
Investments in Affiliates	4,121,836	—	—	4,121,836
Total	$4,547,778	$101,085,166	$—	$105,632,944

Total Return Bond
Assets
Asset-Backed Securities	$—	$10,628,651	$—	$10,628,651
Corporate Bonds	—	50,686,223	—	50,686,223
Foreign Bonds*	—	9,754,575	—	9,754,575
Mortgage-Backed Securities
Agency Collateral Other	—	—	4,972,275	4,972,275
Other	—	111,607,637	—	111,607,637
Municipal Bonds	—	866,688	—	866,688
U.S. Treasury Obligations	—	26,628,778	—	26,628,778
Preferred Stocks	5,483,750	—	—	5,483,750
Investments in Affiliates	9,128,697	—	—	9,128,697
Other Financial Instruments**
Interest Rate Contracts	133,460	—	—	133,460
Total	$14,745,907	$210,172,552	$4,972,275	$229,890,734
Liabilities
Other Financial Instruments**
Foreign Exchange Contracts	$(182,178)	$—	$—	$(182,178)
Total	$(182,178)	$—	$—	$(182,178)

Short Term Bond
Assets
Asset-Backed Securities	$—	$16,458,433	$—	$16,458,433
Corporate Bonds	—	43,830,947	—	43,830,947
Foreign Bonds*	—	10,798,718	—	10,798,718
Mortgage-Backed Securities	—	39,025,575	—	39,025,575
Municipal Bonds	—	679,900	—	679,900
U.S. Government Agency Securities	—	46,905,233	—	46,905,233
U.S. Treasury Obligations	—	8,456,164	—	8,456,164
Investments in Affiliates	1,079,881	—	—	1,079,881
Other Financial Instruments**
Interest Rate Contracts	22,361	—	—	22,361
Total	$1,102,242	$166,154,970	$—	$167,257,212

19

Fifth Third Funds

Notes to Schedule of Investments, continued

April 30, 2012 (Unaudited)

Prime Money Market
Assets
Corporate Bonds	$—	$134,025,219	$—	$134,025,219
U.S. Government Agencies	—	41,099,582	—	41,099,582
Certificates of Deposit	—	60,998,336	—	60,998,336
Commercial Paper	—	156,147,707	—	156,147,707
Demand Notes	—	43,924,000	—	43,924,000
Municipal Demand Notes	—	262,861,828	—	262,861,828
Money Markets	57,649,073	—	—	57,649,073
Repurchase Agreements	—	114,163,000	—	114,163,000
Total	$57,649,073	$813,219,672	$—	$870,868,745

Institutional Money Market
Assets
Corporate Bonds	$—	$290,766,373	$—	$290,766,373
Mortgage-Backed Securities	—	7,089,370	—	7,089,370
U.S. Government Agencies	—	53,289,135	—	53,289,135
Certificates of Deposit	—	165,498,197	—	165,498,197
Commercial Paper	—	335,154,249	—	335,154,249
Demand Notes	—	63,195,000	—	63,195,000
Municipal Demand Notes	—	685,463,000	—	685,463,000
Money Markets	96,088,100	—	—	96,088,100
Repurchase Agreements	—	217,807,000	—	217,807,000
Total	$96,088,100	$1,818,262,324	$—	$1,914,350,424

Institutional Government Money Market
Assets
Corporate Bonds	$—	$105,954,701	$—	$105,954,701
Mortgage-Backed Securities	—	65,434,243	—	65,434,243
U.S. Government Agencies	—	751,244,683	—	751,244,683
U.S. Treasury Obligations	—	10,007,351		10,007,351
Money Markets	411,274	—	—	411,274
Repurchase Agreements	—	703,867,000	—	703,867,000
Total	$411,274	$1,636,507,978	$—	$1,636,919,252

U.S. Treasury Money Market
Assets
Corporate Bonds	$—	$51,681,354	$—	$51,681,354
U.S. Treasury Bills	—	74,963,710	—	74,963,710
U.S. Treasury Notes	—	206,305,421	—	206,305,421
Money Markets	2,510,968	—	—	2,510,968
Repurchase Agreements	—	657,611,000	—	657,611,000
Total	$2,510,968	$990,561,485	$—	$993,072,453

* Refer to Schedules of Investments for further information by industry/type and country.

** Financial derivative instruments may include open future contracts, swap contracts and forward foreign currency contracts.

20

Fifth Third Funds

Notes to Schedule of Investments, continued

April 30, 2012 (Unaudited)

The following is a reconciliation of the fair valuation using significant unobservable inputs for the Funds during the period ended April 30, 2012:

Total Return Bond	Beginning Balance 7/31/2011	Purchases	Sales	Accrued Discounts (Premiums)	Total Realized Gains (Losses)	Total Change in Unrealized Appreciation (Depreciation)	Transfers in to Level 3	Transfers Out of Level 3	Ending Balance 04/30/2012	Net Change in Unrealized Appreciation (Depreciation) on Investments Held at 04/30/2012
Asset Backed Securities
Other ABS	$4,206,825	$—	$—	$14	$—	$765,436	$—	$—	$4,972,275	$765,436
Total	$4,206,825	$—	$—	$14	$—	$765,436	$—	$—	$4,972,275	$765,436

Quantitative Information About Level 3 Fair value Measurements

Fund	Security Type	Valuation Technique	Unobservable Input	Range (Weighted Average)
Fifth Third Total Return Bond Fund	Mortgage-Backed Security Agency Collateral	Structured Collateral loan Obligation 67% Equity preferred tranche plus 33% Agency principal protection	offered quote Equity Preferred Tranche Agency principal protection (AAA)	67% (NA) +50bps

The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed above. Generally, a change in assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement.

(9) Subsequent Events

Management has evaluated the possibility of subsequent events and has determined that there are no additional events that would require adjustment to or additional disclosure in the Funds’ financial statements.

21

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FIFTH THIRD FUNDS

/s/ E. Keith Wirtz

E. Keith Wirtz

President

Date: June 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ E. Keith Wirtz

E. Keith Wirtz

President

(Principal Executive Officer)

Date: June 27, 2012

/s/ Shannon King

Shannon King

Treasurer

(Principal Financial and Accounting Officer)

Date: June 27, 2012